UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3392

John Hancock Series Trust
(Exact name of registrant as specified in charter)

101 Huntington Avenue, Boston, Massachusetts 02199
(Address of principal executive offices) (Zip code)

Alfred P. Ouellette
Senior Attorney and Assistant Secretary
101 Huntington Avenue
Boston, Massachusetts 02199
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-375-1513

Date of fiscal year end:      October 31

Date of reporting period:     April 30, 2005

ITEM 1.  REPORT TO SHAREHOLDERS.


JOHN HANCOCK
Real Estate Fund

4.30.2005

Semiannual Report

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]

[A photo of James A. Shepherson, Chief Executive Officer, flush left next to first paragraph.]

CEO CORNER

Table of contents

Your fund at a glance
page 1

Managers' report
page 2

A look at performance
page 6

Growth of $10,000
page 7

Your expenses
page 8

Fund's investments
page 10

Financial statements
page 13

For more information
page 25


Dear Fellow Shareholders,

After advancing for a second straight year in 2004, the stock market pulled back in the first four months of 2005. For much of 2004 the market had been in the doldrums as investors fretted about rising oil prices, higher interest rates, the war in Iraq and a closely contested presidential race. But the year ended on a high note with a sharp rally sparked by a definitive end to the U.S. presidential election and moderating oil prices.

Investors were brought back down to earth in January, however, as the market declined in three of the four weeks and produced negative results for the month in a broad-based move downward. Rising oil prices and interest rates, and concerns about less robust corporate earnings growth were among the culprits that kept investors on the sidelines. Investors began to re-enter the market in February, reversing January's decline. But as the month progressed into March and April investors again grew concerned about further spikes in oil prices and rising interest rates. As a result, the first four months of 2005 ended with the major indexes in the red. By the end of April, the Dow Jones Industrial Average had returned -4.81%, the S&P 500 Index returned -4.00%, while the Nasdaq Composite Index fell by 11.67%. Bonds performed slightly better, managing to produce positive results, with the Lehman Brothers Aggregate Bond Index returning 0.87%.

In October, you may recall we requested your vote on a proposal regarding the election of your fund's Board of Trustees. We are pleased to report that shareholders overwhelmingly approved the proposal, which became effective January 1, 2005. As a result, all open-end John Hancock funds now have the same Board of Trustees, comprised of ten members -- nine of them, including the Chairman, are independent Trustees with no direct or indirect interest in John Hancock Advisers, LLC, your fund's investment adviser. We believe this move is a way to improve the effectiveness of the Trustees' oversight of the funds, and we are grateful for your support.

Sincerely,

/S/ James A. Shepherdson

James A. Shepherdson,
Chief Executive Officer

This commentary reflects the CEO's views as of April 30, 2005. They are subject to change at any time.

YOUR FUND
AT A GLANCE

The Fund seeks
long-term growth
of capital, with
income as a sec-
ondary goal, by
normally investing
at least 80% of its
assets in securities
of U.S. and foreign
real estate compa-
nies of any size. The
Fund generally
focuses on real
estate investment
trusts (REITs).

Over the last six months

* Real estate investment trusts (REITs) posted positive results and outperformed the overall stock market.

* Retail, office and hotel REITs produced the best returns, while health care and industrial REITs lagged.

* The Fund remained overweight in apartment and hotel REITs and underweight in health care.


[Bar chart with heading "John Hancock Real Estate Fund." Under the heading is a note that reads "Fund performance for the six months ended April 30, 2005." The chart is scaled in increments of 2% with 0% at the bottom and 8% at the top. The first bar represents the 7.08% total return for Class A. The second bar represents the 6.72% total return for Class B. The third bar represents the 6.71% total return for Class C. A note below the chart reads "Total returns for the Fund are at net asset value with all distributions reinvested. These returns so not reflect the deduction of the maximum sales charge, which would reduce the performance shown above."]


Top 10 holdings

 5.3%   Simon Property Group, Inc.
 4.7%   Equity Office Properties Trust
 4.4%   General Growth Properties, Inc.
 4.3%   Vornado Realty Trust
 4.1%   Equity Residential Properties Trust
 3.8%   ProLogis Co.
 3.1%   Kimco Realty Corp.
 3.0%   Avalonbay Communities, Inc.
 3.0%   Public Storage, Inc.
 3.0%   Archstone-Smith Trust

As a percentage of net assets on April 30, 2005.

BY JAMES K. SCHMIDT, CFA, LISA A. WELCH AND THOMAS M. FINUCANE,
PORTFOLIO MANAGERS

MANAGERS'
REPORT

JOHN HANCOCK
Real Estate Fund

Despite a choppy investment environment, real estate investment trusts (REITs) continued to outperform the overall stock market during the six months ended April 30, 2005. The Morgan Stanley REIT Index returned 7.22% during the six-month period, compared with the 3.28% return of the broad Standard & Poor's 500 Index.

The U.S. stock market rallied sharply in the last two months of 2004, as oil prices fell from record high levels and the presidential election ended decisively. However, stocks gave back most of their gains in the first four months of 2005, weighed down by higher oil prices, a series of interest rate hikes by the Federal Reserve and mixed economic data. For the six-month period, most of the major stock indexes posted modestly positive returns. Mid-cap stocks produced the best results, followed by large- and small-cap issues, while value stocks handily outpaced growth shares.

The REIT sector followed a similar path -- rising in late 2004 and falling back in early 2005 -- but experienced greater volatility than the overall stock market. The Morgan Stanley REIT Index gained nearly 10% in November and December, benefiting from the post-election rally and attracting some momentum investors. By that point, REIT valuations had reached relatively high levels, and when rates rose in January and February, investors shifted away from REITs, pushing the sector sharply lower. However, REITs finished the period on a positive note, rebounding nicely in April as interest rates declined.

"Despite a choppy investment
 environment, real estate
 investment trusts (REITs)
 continued to outperform the
 overall stock market..."

Fund performance

For the six months ended April 30, 2005, John Hancock Real Estate Fund's Class A, Class B and Class C shares posted total returns of 7.08%, 6.72% and 6.71%, respectively, at net asset value. This performance trailed the 7.74% return of the average real estate fund, according to Lipper Inc.1 Keep in mind that your net asset value return will differ from the Fund's performance if you were not invested in the Fund for the entire period and did not reinvest all distributions. See pages six and seven for historical performance information.


[Photos of Jim Schmidt, Lisa Welch and Tom Finucane, flush right next to first paragraph.]


The Fund's portfolio consists almost entirely of REITs, whereas many funds in the Lipper peer group also invest in companies related to the real estate sector, such as homebuilders and mortgage finance companies. Much of the Fund's underperformance relative to its Lipper group can be attributed to the substantial outperformance of homebuilding stocks during the six-month period.

Retails stay on top

Retail REITS -- companies that own mall and shopping center properties -- continued to be the best performers in the REIT sector during the period. With consumer spending showing few signs of slowing, demand for retail space remained high, leading to increased occupancy and rising lease rates.

The top two performance contributors in the portfolio for the six-month period were the two largest regional mall REITs, General Growth Properties and Simon Property, both of which reported results that were well above expectations. Another top performer was Vornado Realty, a diversified REIT with some exposure to retail properties. Vornado owned a 4.3% stake in Sears -- largely because it saw value in the retailer's real estate -- and the company benefited when Sears was purchased by K-Mart Holdings in early 2005.

Office and hotels improve

Other segments that performed well during the period included office and hotel REITs. Demand for office space increased during the period, and occupancy levels gradually began to increase. As with the retail segment, the best contributors among office REITs were the largest names, including Equity Office Properties and Boston Properties. The portfolio's best performer on an absolute basis during the period was Trizec Properties, which made some strategic adjustments to its office property portfolio and strengthened its balance sheet.

"The top two performance contribu-
 tors in the portfolio for the
 six-month period were the two
 largest regional mall REITs..."

Hotel REITs also posted solid gains during the period, as occupancy picked up. Much of the increase in occupancy was the result of international travelers taking advantage of the weak dollar, but business travel also showed some improvement. The portfolio benefited from its overweight position in hotels. Host Marriott was one of the best performers among the portfolio's hotel holdings, as was Starwood Hotels & Resorts, a non-REIT operator of hotels and vacation properties. Both companies reported better-than-expected earnings and raised forecasts for 2005.


[Table at top left-hand side of page entitled "Industry distribution 2." The first listing is Real estate investment trusts - 95%, the second is Hotels, resorts & cruise lines - 3%, and the third is Real estate management & development - 1%.]


Health care and industrials lag

The only segment of the REIT market to decline during the six-month period was health care. The political stalemate surrounding the Medicaid and Medicare programs has hindered cash flows and pricing power for health care REITs, and consequently the fundamentals in this area are not very compelling. The portfolio was underweight in health care REITs compared to the benchmark, which helped relative performance.


[Pie chart at middle of page with heading "Portfolio diversification 2." The chart is divided into two sections (from top to right): Common stocks 98% and Short-term investments & other 2%.]


Industrial REITs also lagged during the period. The biggest performance detractor in the portfolio was Duke Realty, a diversified REIT with substantial office/industrial exposure in the Midwest and Southeast. Office properties in the Midwest continue to struggle versus other markets, and the company lowered earnings forecasts in December.

Outlook

We are cautious about the REIT sector going forward. REIT fundamentals continue to improve as the economy grows at a moderate rate, but valuations are somewhat high by historical standards, making the sector more vulnerable to rising interest rates. We expect a choppy ride for the REIT sector, with month-to-month volatility primarily influenced by interest rate fluctuations.


[Table at top of page entitled "Scorecard." The header for the left column is "Investment" and the header for the right column is "Period's performanceand what's behind the numbers." The first listing is Public Storage followed by an up arrow with the phrase "Reported better-than-expected results thanks to improving growth and reduced costs." The second listing is Archstone Smith followed by an up arrow with the phrase "Apartment REIT added to S&P 500 Index." The third listing is Cousins Properties followed by a down arrow with the phrase "Property sales and recycling capital weighed on earnings."]


Given this environment, we intend to remain defensive, limiting the risk profile of the portfolio. In practice, this strategy involves curbing our exposure to the cyclical segments of the REIT sector, including industrial and office; focusing on REITs operating in the most attractive geographic locations, such as California and the Northeast; and emphasizing larger, higher-quality, well-diversified REITs.

"Given this environment, we intend to
 remain defensive, limiting the risk
 profile of the portfolio."

This commentary reflects the views of the portfolio managers through the end of the Fund's period discussed in this report. The managers' statements reflect their own opinions. As such, they are in no way guarantees of future events, and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Sector investing is subject to greater risks than the market as a whole.

1 Figures from Lipper, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

2 As a percentage of net assets on 4-30-05.

A LOOK AT
PERFORMANCE

For the period ended
April 30, 2005

                                           Class A      Class B      Class C
Inception date                             9-30-98       3-1-00       3-1-00

Average annual returns with maximum sales charge (POP)
One year                                     26.69%       27.40%       31.40%
Five years                                   16.43        16.61        16.83
Since inception                              14.29        18.63        18.73

Cumulative total returns with maximum sales charge (POP)
Six months                                    1.70         1.72         5.71
One year                                     26.69        27.40        31.40
Five years                                  113.91       115.65       117.64
Since inception                             140.88       141.68       142.67

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. The Class B shares' CDSC declines annually between years 1--6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund's current performance may be higher or lower than the performance shown. For performance data current to the most recent month-end, please call 1-800-225-5291 or visit the Fund's Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund's performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

GROWTH OF
$10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we've shown the same investment in two separate indexes.

[Line chart with the heading "GROWTH OF $10,000." Within the chart are four lines. The first line represents the value of the hypothetical $10,000 investment made in the John Hancock Real Estate Fund, before sales charge, and is equal to $25,365 as of April 30, 2005. The second line represents the Morgan Stanley REIT Index and is equal to $24,428 as of April 30, 2005. The third line represents the value of the same hypothetical investment made in the John Hancock Real Estate Fund, after sales charge, and is equal to $24,088 as of April 30, 2005. The fourth line represents the Standard & Poor's 500 Index and is equal to $12,547 as of April 30, 2005.]


                                    Class B      Class C 1
Period beginning                     3-1-00       3-1-00

Without sales charge                $24,268      $24,267
With maximum sales charge            24,168       24,267
Index 1                               9,085        9,085
Index 2                              26,551       26,551

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund's Class B and Class C shares, respectively, as of April 30, 2005. The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Standard & Poor's 500 Index -- Index 1 -- is an unmanaged index that includes 500 widely traded common stocks.

Morgan Stanley REIT Index -- Index 2 -- is an unmanaged index consisting of the most actively traded real estate investment trusts.

It is not possible to invest directly in an index. Index figures do not reflect sales charges and would be lower if they did.

1 No contingent deferred sales charge applicable.

YOUR
EXPENSES

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

* Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

* Ongoing operating expenses including management fees, distribution and service fees (if applicable) and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund's actual ongoing operating expenses, and is based on your fund's actual return. It assumes an account value of $1,000.00 on October 31, 2004, with the same investment held until April 30, 2005.

Account value                   Expenses paid
$1,000.00      Ending value     during period
on 10-31-04      on 4-30-05     ended 4-30-05 1

Class A           $1,070.80             $8.19
Class B            1,067.20             11.77
Class C            1,067.10             11.77

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2005 by $1,000.00, then multiply it by the "expenses paid" for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Example

 --                                --      --              --
| My account value  /                |    | "expenses paid"  |      My
|                  / $1,000.00 = 8.6 | X $|                  | =  actual
|    $8,600.00    /                  |    |    from table    |   expenses
 --                                --      --              --

Hypothetical example for comparison purposes

This table allows you to compare your fund's ongoing operating expenses with those of any other fund. It provides an example of the Fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annual return before expenses (which is not your fund's actual return). It assumes an account value of $1,000.00 on October 31, 2004, with the same investment held until April 30, 2005. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

Account value                   Expenses paid
$1,000.00      Ending value     during period
on 10-31-04      on 4-30-05     ended 4-30-05 1

Class A           $1,016.88             $7.98
Class B            1,013.40             11.47
Class C            1,013.41             11.46

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund's annualized expense ratio of 1.60%, 2.30% and 2.30% for Class A, Class B and Class C, respectively, multiplied by the average account value over the period, multiplied by number of days in most recent fiscal half-year/365 or 366 (to reflect the one-half year period).

FINANCIAL STATEMENTS

FUND'S
INVESTMENTS

Securities owned
by the Fund on
April 30, 2005
(unaudited)

This schedule is divided into three main categories: common stocks, preferred stocks and short-term investments. Common stocks and preferred stocks are further broken down by industry group. Short-term investments, which represent the Fund's cash position, are listed last.


Issuer                                                                          Shares           Value
Common stocks 98.49%                                                                       $68,065,859
(Cost $49,952,931)

Hotels, Resorts & Cruise Lines 2.86%                                                         1,979,386
Hilton Hotels Corp.                                                             15,000         327,450
Starwood Hotels & Resorts Worldwide, Inc. (L)                                   30,400       1,651,936

Real Estate Investment Trusts 94.39%                                                        65,229,561
Alexandria Real Estate Equities, Inc.                                           12,000         825,840
AMB Property Corp.                                                              26,000       1,013,740
Apartment Investment & Management Co. (Class A) (L)                             30,000       1,143,600
Archstone-Smith Trust (L)                                                       57,502       2,068,347
Arden Realty, Inc.                                                              17,000         606,730
Avalonbay Communities, Inc.                                                     29,000       2,088,000
Boston Properties, Inc.                                                         30,000       1,994,100
Brandywine Realty Trust                                                         18,600         526,380
BRE Properties, Inc. (Class A)                                                  15,500         576,910
Capital Automotive REIT                                                         10,000         339,800
CarrAmerica Realty Corp.                                                        20,000         660,800
Catellus Development Corp.                                                      22,681         628,264
CBL & Associates Properties, Inc.                                               18,700       1,446,819
CenterPoint Properties Corp.                                                    13,500         556,335
Cousins Properties, Inc.                                                        14,900         402,300
Crescent Real Estate Equities Co.                                               29,600         497,280
Developers Diversified Realty Corp.                                             32,400       1,375,056
Duke Realty Corp. (L)                                                           40,000       1,224,000
Education Realty Trust, Inc.                                                     7,000         112,000
Equity Office Properties Trust (L)                                             103,078       3,243,865
Equity Residential Properties Trust (L)                                         82,500       2,833,875
Essex Property Trust, Inc.                                                      10,600         805,070
Feldman Mall Properties, Inc.                                                   15,000         177,300
First Industrial Realty Trust, Inc.                                             11,700         446,940

See notes to
financial statements.


10


FINANCIAL STATEMENTS


Issuer                                                                          Shares           Value
Real Estate Investment Trusts (continued)
General Growth Properties, Inc. (L)                                             77,630      $3,036,109
Getty Realty Corp.                                                              16,000         403,680
Glenborough Realty Trust, Inc.                                                  15,200         312,208
Health Care Property Investors, Inc.                                            39,200       1,005,088
Health Care REIT, Inc.                                                          14,500         485,750
Healthcare Realty Trust, Inc.                                                   12,000         463,320
Highwoods Properties, Inc.                                                      15,800         444,454
Home Properties, Inc.                                                           14,000         585,900
Hospitality Properties Trust                                                    24,000       1,002,720
Host Marriott Corp.                                                            108,900       1,831,698
HRPT Properties Trust                                                           21,500         252,625
iStar Financial, Inc.                                                            9,900         394,416
Kimco Realty Corp.                                                              39,000       2,160,210
Liberty Property Trust                                                          30,000       1,194,900
Macerich Co. (The)                                                              24,000       1,447,200
Mack-Cali Realty Corp.                                                          21,500         945,785
Mills Corp. (The)                                                               18,800       1,074,232
New Plan Excel Realty Trust                                                     37,500         967,875
Pan Pacific Retail Properties, Inc.                                             15,000         906,300
Pennsylvania Real Estate Investment Trust                                        9,791         412,691
Post Properties, Inc.                                                           17,000         553,860
Prentiss Properties Trust                                                       15,300         508,266
ProLogis Co. (L)                                                                65,500       2,593,145
PS Business Parkes, Inc.                                                        10,000         403,600
Public Storage, Inc. (L)                                                        35,300       2,072,110
Realty Income Corp.                                                             25,000         602,750
Reckson Associates Realty Corp.                                                 33,300       1,073,925
Regency Centers Corp.                                                           20,500       1,079,325
Shurgard Storage Centers, Inc.                                                  12,400         518,692
Simon Property Group, Inc. (L)                                                  54,970       3,631,868
SL Green Realty Corp.                                                           15,800         963,800
Sovran Self Storage, Inc.                                                        6,900         294,975
Trizec Properties, Inc.                                                         49,700         993,503
United Dominion Realty Trust, Inc.                                              43,000         952,450
Vornado Realty Trust                                                            39,300       3,004,485
Weingarten Realty Investors                                                     29,500       1,062,295

Real Estate Management & Development 1.24%                                                     856,912
Brookfield Properties Corp. (Canada)                                            33,750         856,912

See notes to
financial statements.


11




FINANCIAL STATEMENTS


                                                                Credit
Issuer                                                          rating          Shares           Value
Preferred stocks 0.36%                                                                        $252,225
(Cost $237,500)

Real Estate Investment Trusts 0.36%                                                            252,225
Ramco-Gershenson Properties Trust (G)                             B              9,500         252,225

                                                              Interest       Par value
Issuer, description, maturity date                                rate           (000)           Value

Short-term investments 27.92%                                                              $19,293,598
(Cost $19,293,598)

Joint Repurchase Agreement 1.19%                                                               822,000
Investment in a joint repurchase agreement transaction
with Bank of America Corp. -- Dated 04-29-05
due 05-02-05 (secured by U.S. Treasury STRIPS
due 11-15-10 thru 08-15-25)                                       2.85%           $822         822,000

                                                                                Shares

Cash Equivalents 26.73%                                                                     18,471,598
AIM Cash Investment Trust (T)                                               18,471,598      18,471,598

Total investments 126.77%                                                                  $87,611,682

Other assets and liabilities, net (26.77%)                                                ($18,502,124)

Total net assets 100.00%                                                                   $69,109,558


(G) Security rated internally by John Hancock Advisers, LLC.

(L) All or a portion of this security is on loan as of April 30, 2005.

(T) Represents investment of securities lending collateral.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to
financial statements.

FINANCIAL STATEMENTS

ASSETS AND
LIABILITIES

April 30, 2005
(unaudited)

This Statement
of Assets and
Liabilities is the
Fund's balance
sheet. It shows
the value of
what the Fund
owns, is due
and owes. You'll
also find the net
asset value and
the maximum
offering price
per share.


Assets
Investments, at value (cost $69,484,029) including
$18,109,410 of securities loaned                                  $87,611,682
Cash                                                                      194
Receivable for investments sold                                        41,334
Receivable for shares sold                                            250,260
Dividends and interest receivable                                      71,408
Other assets                                                            4,546

Total assets                                                       87,979,424

Liabilities
Payable for investments purchased                                      54,845
Payable for shares repurchased                                        266,553
Payable upon return of securities loaned                           18,471,598
Payable to affiliates
Management fees                                                        43,947
Distribution and service fees                                           5,087
Other                                                                  13,218
Other payables and accrued expenses                                    14,618

Total liabilities                                                  18,869,866

Net assets
Capital paid-in                                                    50,096,924
Accumulated net realized gain on investments                          319,540
Net unrealized appreciation of investments                         18,127,653
Accumulated net investment income                                     565,441

Net assets                                                        $69,109,558

Net asset value per share
Based on net asset values and shares outstanding --
the Fund has an unlimited number of shares
authorized with no par value
Class A ($31,446,928 [DIV] 1,820,891 shares)                           $17.27
Class B ($23,798,789 [DIV] 1,379,830 shares)                           $17.25
Class C ($13,863,841 [DIV] 803,680 shares)                             $17.25

Maximum offering price per share
Class A1 ($17.27 [DIV] 95%)                                            $18.18


1 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to
financial statements.

FINANCIAL STATEMENTS

OPERATIONS

For the period ended
April 30, 2005
(unaudited) 1

This Statement
of Operations
summarizes the
Fund's investment
income earned and
expenses incurred
in operating the
Fund. It also shows
net gains (losses)
for the period
stated.

Investment income
Dividends (net of foreign withholding taxes of $1,020)             $1,743,319
Interest                                                               14,916
Securities lending                                                      3,058

Total investment income                                             1,761,293

Expenses
Investment management fees                                            273,952
Class A distribution and service fees                                  45,359
Class B distribution and service fees                                 121,981
Class C distribution and service fees                                  69,263
Transfer agent fees                                                   102,908
Registration and filing fees                                           21,163
Printing                                                               16,329
Custodian fees                                                         11,035
Federal excise tax                                                     10,041
Professional fees                                                       8,979
Accounting and legal services fees                                      8,561
Miscellaneous                                                           6,196
Trustees' fees                                                          1,352
Securities lending fees                                                   155
Interest                                                                  120

Total expenses                                                        697,394
Less expense reductions                                               (16,979)

Net expenses                                                          680,415

Net investment income                                               1,080,878

Realized and unrealized gain

Net realized gain on investments                                    1,130,711
Change in net unrealized appreciation
(depreciation) of investments                                       2,189,160

Net realized and unrealized gain                                    3,319,871

Increase in net assets from operations                             $4,400,749

1 Semiannual period from 11-1-04 through 4-30-05.

See notes to
financial statements.

FINANCIAL STATEMENTS

CHANGES IN
NET ASSETS

These Statements
of Changes in Net
Assets show how
the value of the
Fund's net assets
has changed
during the last
two  periods. The
difference reflects
earnings less
expenses, any
investment
gains and losses,
distributions, if
any, paid to
shareholders and
the net of Fund
share transactions.

                                                          Year        Period
                                                         ended         ended
                                                      10-31-04       4-30-05 1

Increase (decrease) in net assets
From operations

Net investment income                               $1,630,493    $1,080,878

Net realized gain                                    1,758,376     1,130,711
Change in net unrealized
appreciation (depreciation)                          9,351,488     2,189,160

Increase in net assets resulting
from operations                                     12,740,357     4,400,749

Distributions to shareholders
From net investment income
Class A                                               (478,122)     (294,199)
Class B                                               (368,002)     (148,211)
Class C                                               (198,807)      (84,674)
From net realized gain
Class A                                                (81,064)     (707,324)
Class B                                                (94,874)     (580,112)
Class C                                                (50,001)     (327,482)
                                                    (1,270,870)   (2,142,002)

From Fund share transactions                         4,199,367     1,269,895

Net assets
Beginning of period                                 49,912,062    65,580,916

End of period 2                                    $65,580,916   $69,109,558

1 Semiannual period from 11-1-04 through 4-30-05. Unaudited.

2 Includes accumulated net investment income of $11,647 and $565,441, respectively.

See notes to
financial statements.

FINANCIAL HIGHLIGHTS

FINANCIAL
HIGHLIGHTS


CLASS A SHARES

The Financial Highlights show how the Fund's net asset value for a share has changed since the end of the previous period.

Period ended                                          10-31-00    10-31-01    10-31-02    10-31-03    10-31-04     4-30-05 1
Per share operating performance
Net asset value,
beginning of period                                      $9.48      $10.21      $10.71      $10.52      $13.49      $16.65
Net investment income 2                                   0.52        0.45        0.40        0.51        0.49        0.30
Net realized and unrealized
gain on investments                                       1.54        0.86        0.03        2.87        3.06        0.88
Total from
investment operations                                     2.06        1.31        0.43        3.38        3.55        1.18
Less distributions
From net investment income                               (0.79)      (0.37)      (0.36)      (0.41)      (0.33)      (0.16)
From net realized gain                                   (0.54)      (0.44)      (0.26)         --       (0.06)      (0.40)
                                                         (1.33)      (0.81)      (0.62)      (0.41)      (0.39)      (0.56)
Net asset value,
end of period                                           $10.21      $10.71      $10.52      $13.49      $16.65      $17.27
Total return 3,4 (%)                                     20.40       13.26        3.74       32.91       26.78        7.08 5

Ratios and supplemental data
Net assets, end of period
(in millions)                                               $3          $3         $15         $18         $28         $31
Ratio of expenses
to average net assets (%)                                 1.65        1.65        1.65        1.65        1.65        1.60 6
Ratio of adjusted expenses
to average net assets 7 (%)                               8.89        4.63        1.92        1.82        1.70        1.65 6
Ratio of net investment income
to average net assets (%)                                 5.11        4.28        3.52        4.46        3.30        3.55 6
Portfolio turnover (%)                                     482         274         327         195          98           8


See notes to
financial statements.

FINANCIAL HIGHLIGHTS


CLASS B SHARES

Period ended                                          10-31-00 8  10-31-01    10-31-02    10-31-03    10-31-04     4-30-05 1
Per share operating performance
Net asset value,
beginning of period                                     $10.00      $10.21      $10.70      $10.51      $13.48      $16.63
Net investment income 2                                   0.30        0.38        0.32        0.43        0.39        0.24
Net realized and unrealized
gain on investments                                       0.13        0.84        0.03        2.87        3.05        0.88
Total from
investment operations                                     0.43        1.22        0.35        3.30        3.44        1.12
Less distributions
From net investment income                               (0.22)      (0.29)      (0.28)      (0.33)      (0.23)      (0.10)
From net realized gain                                      --       (0.44)      (0.26)         --       (0.06)      (0.40)
                                                         (0.22)      (0.73)      (0.54)      (0.33)      (0.29)      (0.50)
Net asset value,
end of period                                           $10.21      $10.70      $10.51      $13.48      $16.63      $17.25
Total return 3,4 (%)                                     18.19 5     12.37        3.03       32.04       25.87        6.72 5

Ratios and supplemental data
Net assets, end of period
(in millions)                                               $1          $4         $18         $21         $24         $24
Ratio of expenses
to average net assets (%)                                 2.35 6      2.35        2.35        2.35        2.35        2.30 6
Ratio of adjusted expenses
to average net assets 7 (%)                               9.59 6      5.33        2.62        2.52        2.40        2.35 6
Ratio of net investment income
to average net assets (%)                                 4.13 6      3.65        2.82        3.76        2.62        2.84 6
Portfolio turnover (%)                                     482         274         327         195          98           8



See notes to
financial statements.

FINANCIAL HIGHLIGHTS


CLASS C SHARES

Period ended                                          10-31-00 8  10-31-01    10-31-02    10-31-03    10-31-04     4-30-05 1
Per share operating performance
Net asset value,
beginning of period                                     $10.00      $10.21      $10.70      $10.51      $13.48      $16.63
Net investment income 2                                   0.24        0.39        0.32        0.42        0.38        0.24
Net realized and unrealized
gain on investments                                       0.19        0.83        0.03        2.88        3.06        0.88
Total from
investment operations                                     0.43        1.22        0.35        3.30        3.44        1.12
Less distributions
From net investment income                               (0.22)      (0.29)      (0.28)      (0.33)      (0.23)      (0.10)
From net realized gain                                      --       (0.44)      (0.26)         --       (0.06)      (0.40)
                                                         (0.22)      (0.73)      (0.54)      (0.33)      (0.29)      (0.50)
Net asset value,
end of period                                           $10.21      $10.70      $10.51      $13.48      $16.63      $17.25
Total return 3,4 (%)                                     18.19 5     12.37        3.03       32.04       25.87        6.71 5

Ratios and supplemental data
Net assets, end of period
(in millions)                                               -- 9        $1          $9         $11         $14         $14
Ratio of expenses
to average net assets (%)                                 2.35 6      2.35        2.35        2.35        2.35        2.30 6
Ratio of adjusted expenses
to average net assets 7 (%)                               9.59 6      5.33        2.62        2.52        2.40        2.35 6
Ratio of net investment income
to average net assets (%)                                 3.40 6      3.55        2.82        3.74        2.61        2.85 6
Portfolio turnover (%)                                     482         274         327         195          98           8


1 Semiannual period from 11-1-04 through 4-30-05. Unaudited.

2 Based on the average of the shares outstanding.

3 Assumes dividend reinvestment and does not reflect the effect of sales charges.

4 Total returns would have been lower had certain expenses not been reduced during the periods shown.

5 Not annualized.

6 Annualized.

7 Does not take into consideration expense reductions during the periods shown.

8 Class B shares and Class C shares began operations on 3-1-00.

9 Less than $500,000.


See notes to
financial statements.

NOTES TO
STATEMENTS

Unaudited

Note A
Accounting policies

John Hancock Real Estate Fund (the "Fund") is a diversified series of John Hancock Series Trust, an open-end management investment company registered under the Investment Company Act of 1940. The investment objective of the Fund is to achieve long-term growth of capital.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B and Class C shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Share holders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Significant accounting policies
of the Fund are as follows:

Valuation of investments

Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments which have a remaining maturity of 60 days or less may be valued at amortized cost, which approximates market value. Investments in AIM Cash Investment Trust are valued at their net asset value each business day.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the "Adviser"), a wholly owned subsidiary of John Hancock Financial Services, Inc., may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syn di cated line of credit agree ment with various banks. This agreement enables the Fund to participate, with other funds managed by the Adviser, in an unsecured line of credit with banks, which permits borrowings of up to $250 million, collectively. Interest is charged to each fund based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit, and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the period ended April 30, 2005.

Securities lending

The Fund may lend securities to certain qualified brokers who pay the Fund negotiated lender fees. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral, should the borrower of the securities fail financially. On April 30, 2005, the Fund loaned securities having a market value of $18,109,410 collateralized by cash in the amount of $18,471,598. The cash collateral was invested in a short-term instrument. Securities lending expenses are paid by the Fund to the Adviser.

Federal income taxes

The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Dividends, interest
and distributions

Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. During the year ended October 31, 2004, the tax character of distributions paid was as follows: ordinary income $1,145,307 and long-term capital gains of $125,563. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

Note B
Management fee and
transactions with
affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser, at an annual rate of 0.80% of the Fund's average daily net asset value.

The Adviser has agreed to limit the Fund's total expenses, excluding the distribution and service fees, to 1.35% of the Fund's average daily net asset value, on an annual basis, at least until February 28, 2006. There was no expense reduction related to this total expense limitation for the period ended April 30, 2005. The Adviser reserves the right to terminate this limitation in the future.

The Fund has Distribution Plans with John Hancock Funds, LLC ("JH Funds"), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C pursuant to Rule 12b-1 under the Investment Company Act of 1940 to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30% of Class A average daily net asset value and 1.00% of Class B and Class C average daily net asset value. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

Class A shares are assessed up-front sales charges. During the period ended April 30, 2005, JH Funds received net up-front sales charges of $64,338 with regard to sales of Class A shares. Of this amount, $10,184 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $33,194 was paid as sales commissions to unrelated broker-dealers and $20,960 was paid as sales commissions to sales personnel of Signator Investors, Inc. ("Signator Investors"), a related broker-dealer. The Adviser's indirect parent, John Hancock Life Insurance Company ("JHLICo"), is the indirect sole shareholder of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge ("CDSC") at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used, in whole or in part, to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended April 30, 2005, CDSCs received by JH Funds amount ed to $24,723 for Class B shares and $669 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. ("Signature Services"), an indirect subsidiary of JHLICo. The Fund pays a monthly transfer agent fee at an annual rate of 0.05% of each class's average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses aggregated and allocated to each class on the basis of its relative net asset value. Signature Services agreed to voluntarily reduce the Fund's asset-based portion of the transfer agent fee if the total transfer agent fee exceeds the Lipper, Inc. median transfer agency fee for comparable mutual funds by 0.05%. Accordingly, the transfer agent expense for Class A, Class B and Class C shares was reduced by $16,979 for the period ended April 30, 2005. Signature Services reserves the right to terminate this limitation at any time.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the period amounted to $8,561. The Fund also paid the Adviser the amount of $54 for certain publishing services, included in the printing fees.

Mr. James A. Shepherdson is a director and officer of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Note C
Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the last two periods, along with the corresponding dollar value.


                                  Year ended 10-31-04            Period ended 4-30-05 1
                                Shares         Amount           Shares         Amount
Class A shares
Sold                           915,989    $13,879,151          533,941     $9,095,521
Distributions reinvested        34,993        512,247           53,339        930,045
Repurchased                   (579,607)    (8,430,307)        (446,808)    (7,538,651)
Net increase                   371,375     $5,961,091          140,472     $2,486,915

Class B shares
Sold                           572,280     $8,631,342          231,419     $3,938,280
Distributions reinvested        29,252        424,083           38,024        664,990
Repurchased                   (716,192)   (10,618,364)        (321,746)    (5,412,974)
Net decrease                  (114,660)   ($1,562,939)         (52,303)     ($809,704)

Class C shares
Sold                           154,688     $2,284,140           58,471       $997,598
Distributions reinvested        15,136        219,542           21,464        375,612
Repurchased                   (186,073)    (2,702,467)        (105,231)    (1,780,526)
Net decrease                   (16,249)     ($198,785)         (25,296)     ($407,316)

Net increase                   240,466     $4,199,367           62,873     $1,269,895


1 Semiannual period from 11-1-04 through 4-30-05. Unaudited.

Note D
Investment
transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended April 30, 2005, aggregated $6,814,467 and $5,594,098, respectively.

The cost of investments owned on April 30, 2005, including short-term investments, for federal income tax purposes, was $70,598,454. Gross unrealized appreciation and depreciation of investments aggregated $18,210,619 and $1,197,391, respectively, resulting in net unrealized appreciation of $17,013,228. The difference between book basis and tax basis net unrealized appreciation of investments is attributable primarily to the tax deferral of losses certain sales of securities and the differing treatment of certain distributions of REITS.

Note E
Shareholder meeting

On December 1, 2004, a Special Meeting of shareholders of the Fund was held to elect nine Trustees effective January 1, 2005.

Proxies covering 3,276,574 shares of beneficial interest were voted at the meeting.

The shareholders elected the following Trustees to serve until their respective successors are duly elected and qualified, with the votes tabulated as follows:

                                              WITHHELD
                                 FOR         AUTHORITY
---------------------------------------------------------------------
James F. Carlin                  3,201,341      75,233
Richard P. Chapman, Jr.          3,200,909      75,665
William H. Cunningham            3,201,941      74,633
Ronald R. Dion                   3,205,350      71,224
Charles L. Ladner                3,198,809      77,765
Dr. John A. Moore                3,199,710      76,864
Patti McGill Peterson            3,198,179      78,395
Steven R. Pruchansky             3,204,518      72,056
James A. Shepherdson             3,205,444      71,130

For more information

The Fund's proxy voting policies, procedures and records are available without charge, upon request:

By phone          On the Fund's Web site    On the SEC's Web site

1-800-225-5291    www.jhfunds.com/proxy     www.sec.gov


Trustees

Charles L. Ladner, Chairman*
James F. Carlin
Richard P. Chapman, Jr.*
William H. Cunningham
Ronald R. Dion
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky
James A. Shepherdson
Lt. Gen. Norman H. Smith,
USMC (Ret.)

* Members of the Audit Committee

Officers

James A. Shepherdson
President and
Chief Executive Officer

William H. King
Vice President and Treasurer

Investment adviser

John Hancock Advisers, LLC
101 Huntington Avenue
Boston, MA 02199-7603

Principal distributor

John Hancock Funds, LLC
101 Huntington Avenue
Boston, MA 02199-7603

Custodian

The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent

John Hancock Signature
Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Legal counsel

Wilmer Cutler Pickering
Hale and Dorr LLP
60 State Street
Boston, MA 02109-1803

The Fund's investment objective, risks, charges and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, call your financial professional, call John Hancock Funds at 1-800-225-5291, or visit the Fund's Web site at www.jhfunds.com. Please read the prospectus carefully before investing or sending money.

How to contact us

Internet    www.jhfunds.com

Mail        Regular mail:                        Express mail:
            John Hancock                         John Hancock
            Signature Services, Inc.             Signature Services, Inc.
            1 John Hancock Way, Suite 1000       Mutual Fund Image Operations
            Boston, MA 02217-1000                529 Main Street
                                                 Charlestown, MA 02129

Phone       Customer service representatives     1-800-225-5291
            24-hour automated information        1-800-338-8080
            TDD line                             1-800-554-6713

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the Securities and Exchange Commission's Web site, www.sec.gov.

[A 1 1/2" x 1/2" John Hancock (Signature) logo in upper left hand corner. A tag line below reads "JOHN HANCOCK FUNDS."]

1-800-225-5291
1-800-554-6713 (TDD)
1-800-338-8080 EASI-Line

www.jhfunds.com


Now available: electronic delivery
www.jhfunds.com/edelivery


This report is for the information of
the shareholders of John Hancock
Real Estate Fund.


050SA 4/05
      6/05

JOHN HANCOCK
Multi Cap
Growth Fund

4.30.2005

Semiannual Report

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]

[A photo of James A. Shepherdson, Chief Executive Officer, flush left next to first paragraph.]

CEO CORNER

Table of contents

Your fund at a glance
page 1

Managers' report
page 2

A look at performance
page 6

Growth of $10,000
page 7

Your expenses
page 8

Fund's investments
page 10

Financial statements
page 14

For more information
page 29

Dear Fellow Shareholders,

After advancing for a second straight year in 2004, the stock market pulled back in the first four months of 2005. For much of 2004 the market had been in the doldrums as investors fretted about rising oil prices, higher interest rates, the war in Iraq and a closely contested presidential race. But the year ended on a high note with a sharp rally sparked by a definitive end to the U.S. presidential election and moderating oil prices.

Investors were brought back down to earth in January, however, as the market declined in three of the four weeks and produced negative results for the month in a broad-based move downward. Rising oil prices and interest rates, and concerns about less robust corporate earnings growth were among the culprits that kept investors on the sidelines. Investors began to re-enter the market in February, reversing January's decline. But as the month progressed into March and April investors again grew concerned about further spikes in oil prices and rising interest rates. As a result, the first four months of 2005 ended with the major indexes in the red. By the end of April, the Dow Jones Industrial Average had returned -4.81%, the S&P 500 Index returned -4.00%, while the Nasdaq Composite Index fell by 11.67%. Bonds performed slightly better, managing to produce positive results, with the Lehman Brothers Aggregate Bond Index returning 0.87%.

In October, you may recall we requested your vote on a proposal regarding the election of your fund's Board of Trustees. We are pleased to report that shareholders overwhelmingly approved the proposal, which became effective January 1, 2005. As a result, all open-end John Hancock funds now have the same Board of Trustees, comprised of ten members -- nine of them, including the Chairman, are independent Trustees with no direct or indirect interest in John Hancock Advisers, LLC, your fund's investment adviser. We believe this move is a way to improve the effectiveness of the Trustees' oversight of the funds, and we are grateful for your support.

Sincerely,

/S/ James A. Shepherdson

James A. Shepherdson,
Chief Executive Officer

This commentary reflects the CEO's views as of April 30, 2005. They are subject to change at any time.

YOUR FUND
AT A GLANCE

The Fund seeks
long-term capital
appreciation by nor-
mally investing at
least 80% of its
assets in a diversi-
fied portfolio of
growth-oriented
stocks of U.S. and
foreign companies
of any size.

Over the last six months

* Despite rising interest rates and higher oil prices, stocks managed to post modest gains.

* The Fund's defensive positioning helped it outperform its benchmark index and peer group.

* Stock selection in the health care and utilities sectors contributed positively to portfolio performance, while energy stocks detracted from results.


[Bar chart with heading "John Hancock Multi Cap Growth Fund." Under the heading is a note that reads "Fund performance for the six months ended April 30, 2005." The chart is scaled in increments of 1% with 0% at the bottom and 2% at the top. The first bar represents the 1.14% total return for Class A. The second bar represents the 0.77% total return for Class B. The third bar represents the 0.77% total return for Class C. A note below the chart reads "Total returns for the Fund are at net asset value with all distributions reinvested. These returns do not reflect the deduction of the maximum sales charge, which would reduce the performance shown above."]


Top 10 holdings

 3.1%   Itron, Inc.
 2.9%   Digital Insight Corp.
 2.9%   Johnson & Johnson
 2.9%   Abbot Laboratories
 2.7%   AES Corp. (The)
 2.7%   Amgen, Inc.
 2.6%   Microsoft Corp.
 2.6%   Procter & Gamble Co. (The)
 2.5%   Cadence Design Systems, Inc.
 2.4%   Disney (Walt) Co. (The)

As a percentage of net assets on April 30, 2005.

BY ANURAG PANDIT, CFA, PORTFOLIO MANAGER

MANAGER'S
REPORT

JOHN HANCOCK
Multi Cap Growth Fund

Despite a significant shift in market sentiment, U.S. stocks posted modest gains for the six months ended April 30, 2005. The broad Standard & Poor's 500 Index returned 3.28%.

"Despite a significant shift in
 market sentiment, U.S. stocks
 posted modest gains..."

Stocks rallied sharply during the last two months of 2004, buoyed by falling oil prices, a decisive presidential election, solid economic data and rising expectations for growth. However, investor confidence faltered in early 2005 as oil prices resumed their upward climb (reaching record highs in March), the Federal Reserve continued to raise short-term interest rates and economic growth appeared weaker than anticipated. Consequently, stocks gave back some of their gains from early in the period.

Mid-cap stocks posted the best returns, followed by large-cap stocks, while small-cap shares lagged. Growth stocks continued to underperform their value-oriented counterparts -- the Russell 1000 Growth Index, a measure of large-cap growth stocks, returned 1.14%, and the small-cap Russell 2000 Growth Index returned -1.98%.

Fund performance

For the six months ended April 30, 2005, John Hancock Multi Cap Growth Fund's Class A, Class B and Class C shares posted total returns of 1.14%, 0.77% and 0.77%, respectively, at net asset value. The Fund outperformed the 0.90% return of the average multi-cap growth fund, according to Lipper, Inc.1, and the -0.37% return of the Fund's benchmark, a blended index of 50% the Russell 1000 Growth Index and 50% the Russell 2000 Growth Index. Keep in mind that your net asset value return will differ from the Fund's performance if you were not invested in the Fund for the entire period and did not reinvest all distributions. See pages six and seven for historical performance information.

Defensive position pays off

One reason the Fund outperformed its benchmark index and Lipper peer group average was our defensive positioning.

Although our sector allocation was relatively neutral -- except for modest overweights in utilities and information technology and a corresponding underweight in consumer stocks -- we emphasized certain industries with defensive characteristics. For example, we focused on services and software companies in the technology sector, defense-related stocks in the industrial sector and large pharmaceutical firms in the health care sector.


[Photo of Anurag Pandit, flush right next to first paragraph.]


This defensive strategy caused the portfolio to lag early in the six-month period when the market rallied, but it helped the portfolio outperform when the market sold off during the last half of the period.

"One reason the Fund outperformed
 its benchmark index and Lipper
 peer group average was our
 defensive positioning."

Health care and utilities stocks boost performance

Stock selection also enhanced relative results. The most successful stock picks were in the health care sector, which was the second-largest sector weighting in the portfolio. Allscripts Healthcare Solutions, which provides electronic management services for physicians and other healthcare providers, was the best performer in this segment of the portfolio. Allscripts reported better-than-expected earnings and won a major contract with a large California-based medical group during the period.

The Fund also benefited from exposure to several of the major pharmaceutical giants, particularly Johnson & Johnson and Abbott
Laboratories. Eye care companies Alcon and VISX also provided a lift to performance.

Utilities stocks are not well represented in growth-oriented indexes -- utilities make up less than 1% of the portfolio's benchmark -- and we have historically had very little exposure to this sector of the market. During the past six months, however, we increased our position in independent power producer AES, and the stock was the second-best contributor to relative performance. Better profitability and higher growth prospects resulting from improving conditions at the company's South American power facilities helped the stock advance.

Technology provides mixed results

Information technology was the largest sector weighting in the portfolio during the period, comprising about 30% of the portfolio.

Although the portfolio's technology holdings declined as a group, they held up better than the technology stocks in the benchmark, thanks to favorable stock selection.


[Table at top left-hand side of page entitled "Sector distribution 2." The first listing is Information technology - 31%, the second is Health care - 24%, the third is Consumer discretionary - 10%, the fourth is Industrials - 7%, the fifth is Financials - 6%, the sixth is Consumer staples - 5%, the seventh is Materials - 5%, the eighth is Energy - 3%, the ninth is Utilities - 3% and the tenth is Telecommunication services - 2%.]


The top relative performance contributor in the portfolio was Itron, which makes electronic meter-reading systems for the utilities industry. The company's products enable utilities to cut costs and reduce billing errors. In addition, Itron successfully integrated an acquisition that helped increase revenues and earnings, allowing the company to boost profit estimates for 2005. Other positive contributors among the portfolio's technology holdings included online banking services provider Digital Insight and instrumentation maker Trimble Navigation.

However, the two largest detractors from relative performance were also technology stocks. Tekelec, which makes telecommunications equipment for the voice over internet protocol (VOIP) market, fell sharply as profit margins for the company's main products narrowed. We still like Tekelec's position at the leading edge of next-generation technology, so we continue to own the stock. Digital storage products maker Lexar Media also declined as challenging price competition reduced the company's profitability, leading us to eliminate the stock from the portfolio.


[Pie chart just below middle of page with heading "Portfolio diversification 2." The chart is divided into two sections (from top to right): Common stocks 96%, and Short-term investments & other 4%.]


Energy stocks lag

Energy stocks were the top performers overall in the stock market, but the portfolio's limited holdings in this sector did not fare as well. The portfolio's energy holdings declined modestly as a group, while the benchmark's energy stocks posted double-digit gains. Oilfield

[Table at top of page entitled "Scorecard." The header for the left column is "Investment" and the header for the right column is "Period's performanceand what's behind the numbers." The first listing is American Power Conversion followed by an up arrow with the phrase "Power supply manufacturer exceeded earnings expectations." The second listing is Panera Bread followed by an up arrow with the phrase "Price increases and expansion into catering helped lift bakery chain." The third listing is Multimedia Games followed by a down arrow with the phrase "Gaming machine maker provided disappointing profit outlook."]


services company BJ Services did not participate in the energy stock rally because the company was forced to delay its 2004 annual report filing after discovering evidence of theft and bribery in its Asia Pacific unit.

"...we intend to maintain our
 defensive posture..."

Outlook

We are cautiously optimistic about the stock market's prospects going forward. On the positive side, we believe that relatively low interest rates, improving cash flows and healthy corporate balance sheets provide some support for current stock valuations. However, the U.S. economy is likely to decelerate from its 4.4% growth rate in 2004, the Federal Reserve is expected to continue raising short-term interest rates through the summer months and persistently high prices for oil and other commodities may be cause for concern on the inflation front.

Given this environment, we intend to maintain our defensive posture, with an emphasis on those sectors of the market that typically hold up well as the economy slows down. Currently, the portfolio is overweight utilities, health care and the more profitable and dependable segments of the information technology sector. In contrast, we are underweight cyclical sectors such as consumer discretionary and industrials.

This commentary reflects the views of the portfolio manager through the end of the Fund's period discussed in this report. The manager's statements reflect his own opinions. As such, they are in no way guarantees of future events, and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

1 Figures from Lipper, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

2 As a percentage of net assets on 4-30-05.

A LOOK AT
PERFORMANCE

For the period ended
April 30, 2005

                                           Class A      Class B      Class C
Inception date                             12-1-00      12-1-00      12-1-00

Average annual returns with maximum sales charge (POP)
One year                                     -0.66%       -1.02%        2.98%
Since inception                              -5.62        -5.59        -5.16

Cumulative total returns with maximum sales charge (POP)
Six months                                   -3.92        -4.23        -0.23
One year                                     -0.66        -1.02         2.98
Since inception                             -22.51       -22.41       -20.83

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. The Class B shares' CDSC declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund's current performance may be higher or lower than the performance shown. For performance data current to the most recent month-end, please call 1-800-225-5291 or visit the Fund's Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund's performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

GROWTH OF
$10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we've shown the same investment in a blended index.

[Line chart with the heading "GROWTH OF $10,000." Within the chart are three lines. The first line represents the Russell 1000/2000 Growth Index and is equal to $8,388 as of April 30, 2005. The second line represents the value of the hypothetical $10,000 investment made in the John Hancock Multi Cap Growth Fund, before sales charge, and is equal to $8,157 as of April 30, 2005. The third line represents the value of the same hypothetical investment made in the John Hancock Multi Cap Growth Fund, after sales charge, and is equal to $7,749 as of April 30, 2005.]


                                    Class B      Class C 1
Period beginning                    12-1-00      12-1-00
Without sales charge                 $7,916       $7,917
With maximum sales charge             7,759        7,917
Index                                 8,388        8,388

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund's Class B and Class C shares, respectively, as of April 30, 2005. The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

A blended index is used combining 50% of the Russell 1000 Growth Index, an unmanaged index composed of the Russell 1000 securities that have a greater-than-average growth orientation, and 50% of the Russell 2000 Growth Index, an unmanaged index that contains those stocks from the Russell 2000 Index with a greater-than-average growth orientation.

It is not possible to invest directly in an index. Index figures do not reflect sales charges and would be lower if they did.

1 No contingent deferred sales charge applicable.

YOUR
EXPENSES

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

* Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

* Ongoing operating expenses including management fees, distribution and service fees (if applicable) and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund's actual ongoing operating expenses, and is based on your fund's actual return. It assumes an account value of $1,000.00 on October 31, 2004, with the same investment held until April 30, 2005.

Account value                                         Expenses paid
$1,000.00                   Ending value              during period
on 10-31-04                   on 4-30-05              ended 4-30-05 1

Class A                        $1,011.40                      $6.94
Class B                         1,007.70                      10.44
Class C                         1,007.70                      10.44

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2005 by $1,000.00, then multiply it by the "expenses paid" for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Example

 --                                --      --              --
| My account value  /                |    | "expenses paid"  |      My
|                  / $1,000.00 = 8.6 | X $|                  | =  actual
|    $8,600.00    /                  |    |    from table    |   expenses
 --                                --      --              --

Hypothetical example for comparison purposes

This table allows you to compare your fund's ongoing operating expenses with those of any other fund. It provides an example of the Fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annual return before expenses (which is not your fund's actual return). It assumes an account value of $1,000.00 on October 31, 2004, with the same investment held until April 30, 2005. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

Account value                                         Expenses paid
$1,000.00                   Ending value              during period
on 10-31-04                   on 4-30-05              ended 4-30-05 1

Class A                        $1,017.90                      $6.96
Class B                         1,014.40                      10.47
Class C                         1,014.40                      10.47

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund's annualized expense ratio of 1.40%, 2.10% and 2.10% for Class A, Class B and Class C, respectively, multiplied by the average account value over the period, multiplied by number of days in most recent fiscal half-year/365 or 366 (to reflect the one-half year period).

FINANCIAL STATEMENTS

FUND'S
INVESTMENTS

Securities owned
by the Fund on
April 30, 2005
(unaudited)

This schedule is divided into two main categories: common stocks and short-term investments. Common stocks are further broken down by industry group. Short-term investments, which represent the Fund's cash position, are listed last.


Issuer                                                                                         Shares           Value
Common stocks 95.85%                                                                                       $9,990,376
(Cost $8,798,300)

Aerospace & Defense 1.43%                                                                                     149,037
L-3 Communications Holdings, Inc.                                                               2,100         149,037

Apparel Retail 0.96%                                                                                          100,548
Aeropostale, Inc. (I)                                                                           3,600         100,548

Application Software 5.47%                                                                                    569,784
Cadence Design Systems, Inc. (I)                                                               18,450         258,300
Epicor Software Corp. (I)                                                                       2,150          23,671
Hyperion Solutions Corp. (I)                                                                    4,550         185,048
Intuit, Inc. (I)                                                                                2,550         102,765

Asset Management & Custody Banks 2.61%                                                                        272,182
Affiliated Managers Group, Inc. (I)(L)                                                          2,700         168,831
SEI Investments Co.                                                                             3,150         103,351

Auto Parts & Equipment 1.01%                                                                                  105,156
BorgWarner, Inc.                                                                                2,300         105,156

Biotechnology 2.68%                                                                                           279,408
Amgen, Inc. (I)                                                                                 4,800         279,408

Communications Equipment 3.73%                                                                                389,003
Motorola, Inc.                                                                                  9,300         142,662
Tekelec (I)                                                                                    18,100         246,341

Computer Hardware 1.57%                                                                                       164,217
International Business Machines Corp.                                                           2,150         164,217

Computer Storage & Peripherals 0.93%                                                                           97,230
Lexmark International, Inc. (Class A) (I)                                                       1,400          97,230

Consumer Finance 2.09%                                                                                        217,458
American Express Co.                                                                            2,100         110,670
MBNA Corp.                                                                                      5,407         106,788

See notes to
financial statements.


10


FINANCIAL STATEMENTS


Issuer                                                                                         Shares           Value
Data Processing & Outsourced Services 1.87%                                                                  $194,554
eFunds Corp. (I)                                                                                8,900         194,554

Diversified Commercial Services 1.91%                                                                         199,180
Cendant Corp.                                                                                  10,004         199,180

Electrical Components & Equipment 2.20%                                                                       229,257
American Power Conversion Corp.                                                                 9,450         229,257

Electronic Equipment Manufacturers 3.10%                                                                      322,826
Itron, Inc. (I)                                                                                 8,950         322,826

Electronic Manufacturing Services 1.01%                                                                       104,981
Trimble Navigation Ltd. (I)                                                                     3,050         104,981

Health Care Equipment 7.96%                                                                                   829,354
Beckman Coulter, Inc.                                                                           2,700         180,117
Becton, Dickinson & Co.                                                                         3,650         213,598
Hospira, Inc. (I)                                                                               6,630         222,436
VISX, Inc. (I)                                                                                  4,100          97,744
Wright Medical Group, Inc. (I)                                                                  4,650         115,459

Health Care Services 2.07%                                                                                    215,985
Allscripts Healthcare Solutions, Inc. (I)(L)                                                   16,500         215,985

Health Care Supplies 2.26%                                                                                    235,225
Alcon, Inc. (Switzerland)                                                                       2,425         235,225

Hotels, Resorts & Cruise Lines 4.19%                                                                          437,086
Fairmont Hotels & Resorts, Inc. (Canada)                                                        6,350         199,073
Four Seasons Hotels, Inc. (Canada)                                                              3,750         238,013

Household Products 2.55%                                                                                      265,335
Procter & Gamble Co. (The)                                                                      4,900         265,335

Hypermarkets & Super Centers 0.46%                                                                             47,540
Cost Plus, Inc. (I)                                                                             2,050          47,540

Industrial Gases 1.48%                                                                                        154,536
Airgas, Inc.                                                                                    7,050         154,536

Industrial Machinery 1.31%                                                                                    136,701
Danaher Corp.                                                                                   2,700         136,701

Integrated Telecommunication Services 1.54%                                                                   160,260
Amdocs Ltd. (Channel Islands) (I)                                                               6,000         160,260

Internet Software & Services 2.87%                                                                            299,043
Digital Insight Corp. (I)                                                                      14,900         299,043

See notes to
financial statements.


11


FINANCIAL STATEMENTS


Issuer                                                                                         Shares           Value
Investment Banking & Brokerage 1.61%                                                                         $168,316
E*TRADE Financial Corp. (I)                                                                    15,150         168,316

Metal & Glass Containers 1.26%                                                                                131,182
Owens-Illinois, Inc. (I)                                                                        5,350         131,182

Movies & Entertainment 2.41%                                                                                  250,800
Disney (Walt) Co. (The)                                                                         9,500         250,800

Multi-Utilities & Unregulated Power 2.70%                                                                     281,400
AES Corp. (The) (I)                                                                            17,500         281,400

Oil & Gas Drilling 1.45%                                                                                      151,522
Unit Corp. (I)                                                                                  3,950         151,522

Oil & Gas Equipment & Services 1.96%                                                                          204,750
BJ Services Co.                                                                                 4,200         204,750

Packaged Foods & Meats 2.39%                                                                                  248,738
Heinz (H.J.) Co.                                                                                6,750         248,738

Pharmaceuticals 9.40%                                                                                         980,205
Abbot Laboratories                                                                              6,050         297,418
Johnson & Johnson                                                                               4,350         298,541
Lilly (Eli) & Co.                                                                               1,050          61,394
Medicines Co. (The) (I)                                                                         6,850         146,247
Pfizer, Inc.                                                                                    6,500         176,605

Restaurants 1.54%                                                                                             160,064
Panera Bread Co. (Class A) (I)(L)                                                               3,200         160,064

Semiconductor Equipment 1.88%                                                                                 196,284
Applied Materials, Inc.                                                                        13,200         196,284

Semiconductors 3.29%                                                                                          342,628
Intel Corp.                                                                                     4,450         104,664
Intersil Corp. (Class A)                                                                        5,700          99,522
Power Integrations, Inc. (I)                                                                    3,450          75,038
Skyworks Solutions, Inc. (I)(L)                                                                12,100          63,404

Specialty Chemicals 1.70%                                                                                     177,136
Ecolab, Inc.                                                                                    2,200          71,962
Sigma-Aldrich Corp.                                                                             1,800         105,174

Systems Software 5.00%                                                                                        521,465
Macrovision Corp. (I)                                                                          12,200         249,490
Microsoft Corp.                                                                                10,750         271,975

See notes to
financial statements.


12


FINANCIAL STATEMENTS

                                                    Interest      Maturity      Credit      Par value
Issuer, description                                     rate      date          rating (A)      (000)           Value
Short-term investments 8.22%                                                                                 $856,724
(Cost $856,692)

Government U.S. Agency 4.10%                                                                                  427,000
Federal Home Loan Bank, Disc Note                       2.70%     05-02-05      AAA              $427         427,000


                                                                                               Shares

Cash Equivalents 4.12%                                                                                        429,724
AIM Cash Investment Trust (T)                                                                 429,724         429,724

Total investments 104.07%                                                                                 $10,847,100

Other assets and liabilities, net (4.07%)                                                                   ($424,662)

Total net assets 100.00%                                                                                  $10,422,438


(A) Credit ratings are unaudited and are rated by Moody's Investors Service where Standard & Poor's ratings are not available.

(I) Non-income-producing security.

(L) All or a portion of this security is on loan as of April 30, 2005.

(T) Represents investment of securities lending collateral.

    Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

    The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to
financial statements.

FINANCIAL STATEMENTS

ASSETS AND
LIABILITIES

April 30, 2005
(unaudited)

This Statement
of Assets and
Liabilities is the
Fund's balance
sheet. It shows
the value of
what the Fund
owns, is due
and owes. You'll
also find the net
asset value and
the maximum
offering price
per share.

Assets
Investments, at value (cost $9,654,992)
including $421,298 of securities loaned                           $10,847,100
Cash                                                                      979
Receivable for investments sold                                        21,133
Receivable for shares sold                                              1,175
Dividends receivable                                                    3,688
Receivable from affiliates                                             10,733
Other assets                                                              531

Total assets                                                       10,885,339

Liabilities
Payable for shares repurchased                                          1,531
Payable upon receipt of securities loaned                             429,724
Payable to affiliates
Management fees                                                         6,525
Distribution and service fees                                             695
Other                                                                   3,345
Other payables and accrued expenses                                    21,081

Total liabilities                                                     462,901

Net assets
Capital paid-in                                                    10,273,185
Accumulated net realized loss on investments                       (1,021,491)
Net unrealized appreciation of investments                          1,192,108
Accumulated net investment loss                                       (21,364)

Net assets                                                        $10,422,438

Net asset value per share
Based on net asset values and shares outstanding --
the Fund has an unlimited number of shares
authorized with no par value
Class A ($5,724,207 [DIV] 714,739 shares)                               $8.01
Class B ($3,287,869 [DIV] 419,935 shares)                               $7.83
Class C ($1,410,362 [DIV] 180,179 shares)                               $7.83

Maximum offering price per share
Class A 1 ($8.01 [DIV] 95%)                                             $8.43

1 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to
financial statements.

FINANCIAL STATEMENTS

OPERATIONS

For the period ended
April 30, 2005
(unaudited) 1

This Statement
of Operations
summarizes the
Fund's investment
income earned and
expenses incurred
in operating the
Fund. It also shows
net gains (losses)
for the period
stated.

Investment income
Dividends (net of foreign withholding taxes of $94)                   $62,661
Securities lending                                                      6,279
Interest                                                                2,314

Total investment income                                                71,254

Expenses
Investment management fees                                             39,602
Class A distribution and service fees                                   7,883
Class B distribution and service fees                                  18,263
Class C distribution and service fees                                   8,262
Transfer agent fees                                                    20,164
Registration and filing fees                                           21,949
Printing                                                               11,760
Custodian fees                                                          6,734
Professional fees                                                       5,631
Miscellaneous                                                           2,374
Accounting and legal services fees                                      1,320
Securities lending fees                                                   289
Trustees' fees                                                            211

Total expenses                                                        144,442
Less expense reductions                                               (51,952)

Net expenses                                                           92,490

Net investment loss                                                   (21,236)

Realized and unrealized gain (loss)
Net realized loss on investments                                     (224,743)
Change in net unrealized appreciation (depreciation)
of Investments                                                        320,080

Net realized and unrealized gain                                       95,337

Increase in net assets from operations                                $74,101

1 Semiannual period from 11-1-04 through 4-30-05.

See notes to
financial statements.

FINANCIAL STATEMENTS

CHANGES IN
NET ASSETS

These Statements
of Changes in Net
Assets show how
the value of the
Fund's net assets
has changed
during the last
two  periods. The
difference reflects
earnings less
expenses, any
investment
gains and losses,
distributions, if
any, paid to
shareholders and
the net of Fund
share transactions.
                                                           Year        Period
                                                          ended         ended
                                                       10-31-04       4-30-05 1
Increase (decrease) in net assets
From operations

Net investment loss                                    ($94,948)     ($21,236)

Net realized gain (loss)                                600,300      (224,743)
Change in net unrealized
  appreciation (depreciation)                            70,281       320,080

Increase in net assets
  resulting from operations                             575,633        74,101
From Fund share transactions                          2,367,686       249,865

Net assets
Beginning of period                                   7,155,153    10,098,472

End of period 2                                     $10,098,472   $10,422,438


1 Semiannual period from 11-1-04 through 4-30-05. Unaudited.

2 Includes accumulated net investment loss of $128 and $21,364, respectively.

See notes to
financial statements.



FINANCIAL HIGHLIGHTS

FINANCIAL
HIGHLIGHTS

CLASS A SHARES

The Financial Highlights show how the Fund's net asset value for a share has changed since the end of the previous period.

Period ended                                          10-31-01 1,2  10-31-02 2    10-31-03      10-31-04     4-30-05 3
Per share operating performance
Net asset value,
beginning of period                                     $10.00         $6.78         $5.71         $7.33       $7.92
Net investment loss 4                                    (0.05)        (0.06)        (0.03)        (0.05)         -- 5
Net realized and unrealized
gain (loss) on investments                               (3.17)        (0.91)         1.65          0.64        0.09
Total from
investment operations                                    (3.22)        (0.97)         1.62          0.59        0.09
Less distributions
From net investment income                                  --         (0.10)           --            --          --
Net asset value, end of period                           $6.78         $5.71         $7.33         $7.92       $8.01
Total return 6,7 (%)                                    (32.20) 8     (14.24)        28.37          8.05        1.14 8

Ratios and supplemental data
Net assets, end of period
(in millions)                                               $2            $2            $3            $5          $6
Ratio of expenses
to average net assets (%)                                 1.40 9        1.40          1.40          1.40        1.40 9
Ratio of adjusted expenses
to average net assets 10 (%)                              6.03 9        4.05          3.29          2.51        2.38 9
Ratio of net investment loss
to average net assets (%)                                (0.80) 9      (0.96)        (0.55)        (0.71)      (0.08) 9
Portfolio turnover (%)                                     106           103            66            64          15

See notes to
financial statements.

FINANCIAL HIGHLIGHTS


CLASS B SHARES

Period ended                                          10-31-01 1,2  10-31-02 2    10-31-03      10-31-04     4-30-05 3
Per share operating performance
Net asset value,
beginning of period                                     $10.00         $6.74         $5.68         $7.24       $7.77
Net investment loss 4                                    (0.10)        (0.11)        (0.08)        (0.10)      (0.03)
Net realized and unrealized
gain (loss) on investments                               (3.16)        (0.89)         1.64          0.63        0.09
Total from
investment operations                                    (3.26)        (1.00)         1.56          0.53        0.06
Less distributions
From net investment income                                  --         (0.06)           --            --          --
Net asset value, end of period                           $6.74         $5.68         $7.24         $7.77       $7.83
Total return 6,7 (%)                                    (32.60) 8     (14.80)        27.46          7.32        0.77 8

Ratios and supplemental data
Net assets, end of period
(in millions)                                               $1            $1            $3            $3          $3
Ratio of expenses
to average net assets (%)                                 2.10 9        2.10          2.10          2.06        2.10 9
Ratio of adjusted expenses
to average net assets 10 (%)                              6.73 9        4.75          3.99          3.17        3.08 9
Ratio of net investment loss
to average net assets (%)                                (1.57) 9      (1.66)        (1.27)        (1.37)      (0.75) 9
Portfolio turnover (%)                                     106           103            66            64          15

See notes to
financial statements.

FINANCIAL HIGHLIGHTS


CLASS C SHARES

Period ended                                          10-31-01 1,2  10-31-02 2    10-31-03      10-31-04     4-30-05 3
Per share operating performance
Net asset value,
beginning of period                                     $10.00         $6.74         $5.68         $7.24       $7.77
Net investment loss 4                                    (0.10)        (0.11)        (0.08)        (0.11)      (0.03)
Net realized and unrealized
gain (loss) on investments                               (3.16)        (0.89)         1.64          0.64        0.09
Total from
investment operations                                    (3.26)        (1.00)         1.56          0.53        0.06
Less distributions
From net investment income                                  --         (0.06)           --            --          --
Net asset value, end of period                           $6.74         $5.68         $7.24         $7.77       $7.83
Total return 6,7 (%)                                    (32.60) 8     (14.79)        27.46          7.32        0.77 8

Ratios and supplemental data
Net assets, end of period
(in millions)                                               $1            $1            $1            $2          $1
Ratio of expenses
to average net assets (%)                                 2.10 9        2.09          2.10          2.10        2.10 9
Ratio of adjusted expenses
to average net assets 10 (%)                              6.72 9        4.74          3.99          3.21        3.08 9
Ratio of net investment loss
to average net assets (%)                                (1.56) 9      (1.65)        (1.26)        (1.39)      (0.66) 9
Portfolio turnover (%)                                     106           103            66            64          15

 1 Class A, Class B and Class C shares began operations on 12-1-00.

 2 Audited by previous auditor.

 3 Semiannual period from 11-1-04 through 4-30-05. Unaudited.

 4 Based on the average of the shares outstanding.

 5 Less than $0.01 per share.

 6 Assumes dividend reinvestment and does not reflect the effect of sales charges.

 7 Total returns would have been lower had certain expenses not been reduced during the periods shown.

 8 Not annualized.

 9 Annualized.

10 Does not take into consideration expense reductions during the periods shown.

See notes to
financial statements.

NOTES TO
STATEMENTS

Unaudited

Note A
Accounting policies

John Hancock Multi Cap Growth Fund (the "Fund") is a diversified series of John Hancock Series Trust, an open-end management investment company registered under the Investment Company Act of 1940. The investment objective of the Fund is to seek long-term capital appreciation.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B, and Class C shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Significant accounting policies
of the Fund are as follows:

Valuation of investments

Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments which have a remaining maturity of 60 days or less may be valued at amortized cost, which approximates market value. Investments in AIM Cash Investment Trust are valued at their net asset value each business day.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the "Adviser"), a wholly owned subsidiary of John Hancock Financial Services, Inc., may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis.

Class allocations

Income, common expenses and realized and unrealized gains

(losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate, with other funds managed by the Adviser, in an unsecured line of credit with banks, which permits borrowings of up to $250 million, collectively. Interest is charged to each fund based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit, and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the period ended April 30, 2005.

Securities lending

The Fund may lend securities to certain qualified brokers who pay the Fund negotiated lender fees. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral, should the borrower of the securities fail financially. At April 30, 2005, the Fund loaned securities having a market value of $421,298 collateralized by cash in the amount of $429,724. The cash collateral was invested in a short-term instrument. Securities lending expenses are paid by the Fund to the Adviser.

Federal income taxes

The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $789,554 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The loss carryforward ex pires as follows: October 31, 2010 -- $741,565 and October 31, 2011 -- $47,989.

Dividends, interest
and distributions

Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

Note B
Management fee and
transactions with
affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.75% of the first $750,000,000 of the Fund's average daily net asset value and (b) 0.70% of the Fund's average daily net asset value in excess of $750,000,000.

The Adviser has agreed to limit the Fund's total expenses, excluding distribution and service fees, to 1.10% of the Fund's average daily net asset value, on an annual basis, at least until February 28, 2006. Accord ingly, the expense reductions related to the Fund's total expense limitation amounted to $49,334 for the period ended April 30, 2005. The Adviser reserves the right to terminate this limitation in the future.

The Fund has Distribution Plans with John Hancock Funds, LLC ("JH Funds"), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C, pursuant to Rule 12b-1 under the Investment Company Act of 1940, to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30% of Class A average daily net asset value and 1.00% of Class B and Class C average daily net asset value. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

Class A shares are assessed up-front sales charges. During the period ended April 30, 2005, JH Funds received net up-front sales charges of $9,404 with regard to sales of Class A shares. Of this amount, $1,443 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $6,722 was paid as sales commissions to unrelated broker-dealers and $1,239 was paid as sales commissions to sales personnel of Signator Investors, Inc. ("Signator Investors"), a related broker-dealer. The Adviser's indirect parent, John Hancock Life Insurance Company ("JHLICo"), is the indirect sole shareholder of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge ("CDSC") at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used, in whole or in part, to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended April 30, 2005, CDSCs received by JH Funds amounted to $4,508 for Class B shares and $327 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. ("Signature Services"), an indirect subsidiary of JHLICo. The Fund pays a monthly transfer agent fee at an annual rate of 0.05% of Class A, Class B and Class C average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value. Signature Services agreed to voluntarily reduce the Fund's asset-based portion of the transfer agent fee if the total transfer agent fee exceeds the Lipper, Inc. median transfer agency fee for comparable mutual funds by 0.05%. Accordingly, the transfer agent expense for Class A, Class B and Class C shares was reduced by $2,618 for the period ended April 30, 2005. Signature Services reserves the right to terminate this limitation at any time.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the period amounted to $1,320. The Fund also paid the Adviser the amount of $59 for certain publishing services, included in the printing fees.

The Adviser and other subsidiaries of JHLICo owned 196,000 Class A shares of beneficial interest of the Fund on April 30, 2005.

Mr. James A. Shepherdson is a director and officer of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Note C
Fund share transactions

This listing illustrates the number of Fund shares sold and repurchased during the last two periods, along with the corresponding dollar value.

                                 Year Ended 10-31-04          Period Ended 4-30-05 1
                              Shares          Amount        Shares          Amount
Class A shares
Sold                         234,676      $1,813,625       204,109      $1,702,321
Repurchased                 (107,535)       (827,294)      (90,283)       (756,266)
Net increase                 127,141        $986,331       113,826        $946,055

Class B shares
Sold                         259,856      $1,965,170       127,493      $1,042,429
Repurchased                 (175,744)     (1,324,661)     (149,154)     (1,210,292)
Net increase (decrease)       84,112        $640,509       (21,661)      ($167,863)

Class C shares
Sold                         144,511      $1,123,354        16,074        $130,224
Repurchased                  (50,094)       (382,508)      (81,276)       (658,551)
Net increase (decrease)       94,417        $740,846       (65,202)      ($528,327)

Net increase                 305,670      $2,367,686        26,963        $249,865


1 Semiannual period from 11-1-04 through 4-30-05. Unaudited.

Note D
Investment
transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended April 30, 2005, aggregated $1,587,645 and $1,553,266, respectively.

The cost of investments owned on April 30, 2005, including short-term investments, for federal income tax purposes was $9,654,992. Gross unrealized appreciation and depreciation of investments aggregated $1,597,411 and $405,303, respectively, resulting in net unrealized appreciation of $1,192,108.

Note E

Shareholder meeting

On December 1, 2004, a Special Meeting of shareholders of the Fund was held to elect nine Trustees effective January 1, 2005.

Proxies covering 912,335 shares of beneficial interest were voted at the meeting.

The shareholders elected the following Trustees to serve until their respective successors are duly elected and qualified, with the votes tabulated as follows:
                                              WITHHELD
                                 FOR         AUTHORITY
---------------------------------------------------------------------
James F. Carlin              900,543            11,792
Richard P. Chapman, Jr.      900,543            11,792
William H. Cunningham        897,873            14,462
Ronald R. Dion               900,543            11,792
Charles L. Ladner            900,543            11,792
Dr. John A. Moore            900,543            11,792
Patti McGill Peterson        897,873            14,462
Steven R. Pruchansky         900,543            11,792
James A. Shepherdson         900,543            11,792

OUR FAMILY
OF FUNDS

----------------------------------------------------------
Equity                  Balanced Fund
                        Classic Value Fund
                        Core Equity Fund
                        Focused Equity Fund
                        Greater China Opportunities Fund
                        Growth Trends Fund
                        International Fund
                        Large Cap Equity Fund
                        Large Cap Select Fund
                        Mid Cap Growth Fund
                        Multi Cap Growth Fund
                        Small Cap Fund
                        Small Cap Equity Fund
                        Small Cap Growth Fund
                        Sovereign Investors Fund
                        U.S. Global Leaders Growth Fund

----------------------------------------------------------
Sector                  Financial Industries Fund
                        Health Sciences Fund
                        Real Estate Fund
                        Regional Bank Fund
                        Technology Fund

----------------------------------------------------------
Income                  Bond Fund
                        Government Income Fund
                        High Income Fund
                        High Yield Fund
                        Investment Grade Bond Fund
                        Strategic Income Fund

----------------------------------------------------------
Tax-Free Income         California Tax-Free Income Fund
                        High Yield Municipal Bond Fund
                        Massachusetts Tax-Free Income Fund
                        New York Tax-Free Income Fund
                        Tax-Free Bond Fund

----------------------------------------------------------
Money Market            Money Market Fund
                        U.S. Government Cash Reserve

A fund's investment objectives, risks, charges and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, call your financial professional, call John Hancock Funds at 1-800-225-5291 or visit our Web site at www.jhfunds.com. Please read the prospectus carefully before investing or sending money.

ELECTRONIC
DELIVERY

Now available from
John Hancock Funds

Instead of sending annual and semiannual reports and prospectuses through the U.S. mail, we'll notify you by e-mail when these documents are available for online viewing.

How does electronic delivery benefit you?

* No more waiting for the mail to arrive; you'll receive an e-mail notification as soon as the document is ready for online viewing.

* Reduces the amount of paper mail you receive from John Hancock Funds.

* Reduces costs associated with printing and mailing.

Sign up for electronic delivery today at www.jhfunds.com/edelivery

OUR WEB SITE

A wealth of information--
www.jhfunds.com

View the latest information for your account.
------------------------------------------------
Transfer money from one account to another.
------------------------------------------------
Get current quotes for major market indexes.
------------------------------------------------
Use our online calculators to help you with your
financial goals.
------------------------------------------------
Get up-to-date commentary from John Hancock
Funds investment experts.
------------------------------------------------
Access forms, applications and tax information.
------------------------------------------------

For more information

The Fund's proxy voting policies, procedures and records are available without charge, upon request:

By phone            On the Fund's Web site         On the SEC's Web site

1-800-225-5291      www.jhfunds.com/proxy          www.sec.gov

Trustees

Charles L. Ladner, Chairman*
James F. Carlin
Richard P. Chapman, Jr.*
William H. Cunningham
Ronald R. Dion
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky
James A. Shepherdson
Lt. Gen. Norman H. Smith,
USMC (Ret.)

*Members of the Audit Committee


Officers

James A. Shepherdson
President and
Chief Executive Officer

William H. King
Vice President and Treasurer

Investment adviser

John Hancock Advisers, LLC
101 Huntington Avenue
Boston, MA 02199-7603

Principal distributor

John Hancock Funds, LLC
101 Huntington Avenue
Boston, MA 02199-7603

Custodian

The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent

John Hancock Signature
Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Legal counsel

Wilmer Cutler Pickering
Hale and Dorr LLP
60 State Street
Boston, MA 02109-1803

The Fund's investment objective, risks, charges and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, call your financial professional, call John Hancock Funds at 1-800-225-5291, or visit the Fund's Web site at www.jhfunds.com. Please read the prospectus carefully before investing or sending money.

How to contact us

Internet       www.jhfunds.com

Mail           Regular mail:                      Express mail:
               John Hancock                       John Hancock
               Signature Services, Inc.           Signature Services, Inc.
               1 John Hancock Way, Suite 1000     Mutual Fund Image Operations
               Boston, MA 02217-1000              529 Main Street
               Charlestown, MA 02129

Phone          Customer service representatives   1-800-225-5291
               24-hour automated information      1-800-338-8080
               TDD line                           1-800-554-6713

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the Securities and Exchange Commission's Web site, www.sec.gov.

[A 1 1/2" x 1/2" John Hancock (Signature) logo in upper left hand corner. A tag line below reads "JOHN HANCOCK FUNDS."]

1-800-225-5291
1-800-554-6713 (TDD)
1-800-338-8080 EASI-Line
www.jhfunds.com


Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of
the shareholders of John Hancock
Multi Cap Growth Fund.

100SA  4/05
       6/05

JOHN HANCOCK
Small Cap
Growth Fund

4.30.2005

Semiannual Report

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]

[A photo of James A. Shepherdson, Chief Executive Officer, flush left next to first paragraph.]

CEO CORNER

Table of contents

Your fund at a glance
page 1

Managers' report
page 2

A look at performance
page 6

Growth of $10,000
page 7

Your expenses
page 8

Fund's investments
page 10

Financial statements
page 15

For more information
page 29


Dear Fellow Shareholders,

After advancing for a second straight year in 2004, the stock market pulled back in the first four months of 2005. For much of 2004 the market had been in the doldrums as investors fretted about rising oil prices, higher interest rates, the war in Iraq and a closely contested presidential race. But the year ended on a high note with a sharp rally sparked by a definitive end to the U.S. presidential election and moderating oil prices.

Investors were brought back down to earth in January, however, as the market declined in three of the four weeks and produced negative results for the month in a broad-based move downward. Rising oil prices and interest rates, and concerns about less robust corporate earnings growth were among the culprits that kept investors on the sidelines. Investors began to re-enter the market in February, reversing January's decline. But as the month progressed into March and April investors again grew concerned about further spikes in oil prices and rising interest rates. As a result, the first four months of 2005 ended with the major indexes in the red. By the end of April, the Dow Jones Industrial Average had returned -4.81%, the S&P 500 Index returned -4.00%, while the Nasdaq Composite Index fell by 11.67%. Bonds performed slightly better, managing to produce positive results, with the Lehman Brothers Aggregate Bond Index returning 0.87%.

In October, you may recall we requested your vote on a proposal regarding the election of your fund's Board of Trustees. We are pleased to report that shareholders overwhelmingly approved the proposal, which became effective January 1, 2005. As a result, all open-end John Hancock funds now have the same Board of Trustees, comprised of ten members -- nine of them, including the Chairman, are independent Trustees with no direct or indirect interest in John Hancock Advisers, LLC, your fund's investment adviser. We believe this move is a way to improve the effectiveness of the Trustees' oversight of the funds, and we are grateful for your support.

Sincerely,

/S/ James A. Shepherdson

James A. Shepherdson,
Chief Executive Officer

This commentary reflects the CEO's views as of April 30, 2005. They are subject to change at any time.

YOUR FUND
AT A GLANCE

The Fund seeks
long-term capital
appreciation by nor-
mally investing at
least 80% of its
assets in stocks of
small-capitalization
companies (in the
capitalization range
of the Russell 2000
Growth Index).

Over the last six months

* Despite rising interest rates and higher oil prices, stocks managed to post modest gains overall, but small-cap growth stocks declined.

* Disappointing stock selection among health care and consumer discretionary stocks caused the Fund to lag its benchmark and peer group.

* An overweight in energy stocks and favorable stock selection in the information technology and materials sector contributed positively to performance.

[Bar chart with heading "John Hancock Small Cap Growth Fund." Under the heading is a note that reads "Fund performance for the six months ended April 30, 2005." The chart is scaled in increments of 3% with -6% at the bottom and 0% at the top. The first bar represents the -3.90% total return for Class A. The second bar represents the -4.23% total return for Class
B. The third bar represents the -4.23% total return for Class C. The fourth bar represents the -3.69% total return for Class I. A note below the chart reads "Total returns for the Fund are at net asset value with all distributions reinvested. These returns do not reflect the deduction of the maximum sales charge, which would reduce the performance shown above."]

Top 10 holdings

 2.5%   Digital Insight Corp.
 2.5%   Crown Holdings, Inc.
 2.5%   Affiliated Managers Group, Inc.
 2.3%   Allscripts Healthcare Solutions, Inc.
 2.2%   Waste Connections, Inc.
 2.2%   Medicines Co. (The)
 2.2%   Airgas, Inc.
 2.1%   Panera Bread Co. (Class A)
 2.1%   East-West Bancorp., Inc.
 2.0%   Tekelec

As a percentage of net assets on April 30, 2005.

BY ANURAG PANDIT, CFA AND THOMAS P. NORTON, CFA,
PORTFOLIO MANAGERS

MANAGERS'
REPORT

JOHN HANCOCK
Small Cap Growth Fund

During the six months ended April 30, 2005, the U.S. stock market posted modest gains, but small-cap growth stocks did not fare as well. The broad Standard & Poor's 500 Index returned 3.28%, while the Russell 2000 Growth Index, a measure of small-cap growth stocks, returned -1.98%.

"During the six months ended April 30,
 2005, the U.S. stock market posted
 modest gains, but small-cap growth
 stocks did not fare as well."

Stocks rallied sharply during the last two months of 2004, buoyed by falling oil prices, a decisive presidential election, solid economic data and rising expectations for growth. However, investor confidence faltered in early 2005, as oil prices resumed their upward climb (reaching record highs in March), the Federal Reserve continued to raise short-term interest rates and economic growth appeared weaker than anticipated. Consequently, stocks gave back some of their gains from early in the period.

After several years of outperformance, small-cap stocks lagged their mid- and large-cap counterparts during the six-month period, while growth stocks continued to underperform value shares. As a result, small-cap growth stocks were one of the only segments of the market to decline.

Fund performance

For the six months ended April 30, 2005, John Hancock Small Cap Growth Fund's Class A, Class B, Class C and Class I shares posted total returns of -3.90%, -4.23%, -4.23% and -3.69%, respectively, at net asset value. These results trailed both the -0.79% return of the average small-cap growth fund, according to Lipper, Inc. 1, and the -1.98% return of the Russell 2000 Growth Index. Keep in mind that your net asset value return will differ from the Fund's performance if you were not invested in the Fund for the entire period and did not reinvest all distributions. See pages six and seven for historical performance information.

Biotechnology weighs on health care holdings

The primary reason for the Fund's underperformance of its benchmark and Lipper peer group average was poor stock selection in health care. While the benchmark's health care stocks posted a flat return for the six-month period, the portfolio's health care holdings declined by more than 10% as a group.

[Photos of Anurag Pandit and Thomas Norton, flush right next to first paragraph.]

Our sizable position in biotechnology companies had the most significant negative impact on relative results. The largest performance detractor in the portfolio was AtheroGenics, which makes an anti-inflammatory drug that helps reduce plaque in arteries. Although the results from a clinical trial on the drug were positive, they failed to meet the market's expectations, and the stock declined sharply as a result.

Other biotech holdings that struggled during the period included Medicines Co. and Nuvelo, both of which announced longer clinical research times for prospective drugs.

"...an overweight in energy stocks
 enhanced performance relative to
 the benchmark..."

Consumer discretionary disappoints

Stock selection among consumer discretionary stocks also weighed on relative performance. Although the portfolio was underweight this group, the Fund's consumer discretionary stocks declined during the period, while the benchmark's holdings in this sector gained. The weakest performers included home furnishings retailer Cost Plus, which struggled with slackening demand as the economy cooled off, and gaming machine maker Multimedia Games, which lowered earnings projections in two consecutive quarters.

Although the portfolio's consumer discretionary stocks detracted overall, the portfolio's top relative performance contributor was also from this sector -- bakery and sandwich chain Panera Bread. Panera's stock price was largely unchanged in 2004 as the low-carb diet craze kept revenue growth in check, but the company has seen recent improvements in same-store sales growth. In addition, Panera benefited from the success of its new catering business and the implementation of price increases.

Energy, technology and materials stocks boost relative results

On the positive side, an overweight in energy stocks enhanced performance relative to the benchmark. Record-high oil prices and strong demand led to strong earnings growth in the energy sector. Within the portfolio, oil exploration company Denbury Resources and drilling equipment manufacturer Hydril were the top contributors.

[Table at top left-hand side of page entitled "Sector distribution 2." The first listing is Information technology - 27%, the second is Health care - 20%, the third is Industrials - 15%, the fourth is Consumer discretionary - 11%, the fifth is Energy - 10%, the sixth is Financials - 7%, the seventh is Materials - 5% and the eighth is Consumer staples - 2%.]

Stock selection in the information technology and materials sectors also contributed positively to performance. The portfolio's technology stocks fell as a group but held up better than the benchmark's technology holdings, which posted double-digit declines. The best performer in this sector was Itron, which makes electronic meter-reading systems that help utilities cut costs and reduce billing errors. Itron successfully integrated an acquisition that helped increase revenues and earnings, allowing the company to boost profit estimates for 2005. Other positive contributors in technology included online banking services provider Digital Insight and business management software maker Progress Software.

[Pie chart just below the middle of page with heading "Portfolio diversification2." The chart is divided into two sections (from top to right): Common stocks 97% and Short-term investments & other 3%.]

Among materials stocks, the top contributor was Crown Holdings, which manufactures cans and other containers. Consolidation in the packaging industry allowed Crown to raise prices and increase profit margins.

[Table at top of page entitled "Scorecard." The header for the left column is "Investment" and the header for the right column is "Period's performance...and what's behind the numbers." The first listing is Allscripts Healthcare followed by an up arrow with the phrase "Electronic medical service provider won a major contract with large California Medical group." The second listing is Visx followed by an up arrow with the phrase "Laser eye surgery company acquired by a competitor at a significant premium." The third listing is Tekelec followed by a down arrow with the phrase "Telecom equipment maker reported narrowing profit margins."]

Outlook

We are cautiously optimistic about the stock market's prospects going forward. On the positive side, we believe that relatively low interest rates, improving cash flows and healthy corporate balance sheets provide some support for current stock valuations. However, the U.S. economy is likely to decelerate from its 4.4% growth rate in 2004, the Federal Reserve is expected to continue raising short-term interest rates through the summer months and persistently high prices for oil and other commodities may be cause for concern on the inflation front.

"We are cautiously optimistic
 about the stock market's prospects
 going forward."

We intend to maintain our current positioning for the portfolio. We plan to continue overweighting energy and health care, as well as the more profitable and dependable segments of the information technology sector. In addition, we intend to remain underweight in the consumer-oriented sectors of the market because we believe the consumer is overextended.

This commentary reflects the views of the portfolio managers through the end of the Fund's period discussed in this report. The managers' statements reflect their own opinions. As such, they are in no way guarantees of future events, and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

See the prospectus for the risks of investing in small-cap stocks.

1 Figures from Lipper, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

2 As a percentage of net assets on 4-30-05.

A LOOK AT
PERFORMANCE

For the period ended
April 30, 2005

                              Class A      Class B      Class C      Class I 1
Inception date                8-22-91     10-26-87       6-1-98      12-7-99

Average annual returns with maximum sales charge (POP)
One year                        -4.32%       -5.00%       -1.00%        1.22%
Five years                      -9.91       -10.03        -9.65        -8.47
Ten years                        6.09         5.99           --           --
Since inception                    --           --         0.73        -6.34

Cumulative total returns with maximum sales charge (POP)
Six months                      -8.75        -9.02        -5.19        -3.69
One year                        -4.32        -5.00        -1.00         1.22
Five years                     -40.66       -41.04       -39.80       -35.76
Ten years                       80.60        78.98           --           --
Since inception                    --           --         5.13       -29.79

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. The Class B shares' CDSC declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I shares.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund's current performance may be higher or lower than the performance shown. For performance data current to the most recent month-end, please call 1-800-225-5291 or visit the Fund's Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund's performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors as described in the Fund's Class I share prospectus.

GROWTH OF
$10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we've shown the same investment in two separate indexes.

[Line chart with the heading "GROWTH OF $10,000." Within the chart are four lines. The first line represents the Russell 2000 Index and is equal to $24,864 as of April 30, 2005. The second line represents the value of the hypothetical $10,000 investment made in the John Hancock Small Cap Growth Fund, before sales charge, and is equal to $19,012 as of April 30, 2005. The third line represents the same value of the hypothetical $10,000 investment made in the John Hancock Small Cap Growth Fund, after sales charge, and is equal to $18,060 as of April 30, 2005. The fourth line represents the Russell 2000 Growth Index and is equal to $16,205 as of April 30, 2005.]

                                    Class B 1    Class C 1    Class I 2
Period beginning                    4-30-95       6-1-98      12-7-99
Small Cap Growth Fund               $17,898      $10,513       $7,021
Index 1                              24,864       14,035       13,336
Index 2                              16,205       10,279        8,161

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund's Class B, Class C and Class I shares, respectively, as of April 30, 2005. The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Russell 2000 Index -- Index 1 -- is an unmanaged index composed of 2,000 U.S. small-capitalization stocks.

Russell 2000 Growth Index -- Index 2 -- is an unmanaged index that contains those securities from the Russell 2000 Index with a greater-than-average growth orientation.

It is not possible to invest directly in an index. Index figures do not reflect sales charges and would be lower if they did.

1 No contingent deferred sales charge applicable.

2 For certain types of investors as described in the Fund's Class I share prospectus.

YOUR
EXPENSES

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

* Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

* Ongoing operating expenses including management fees, distribution and service fees (if applicable) and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund's actual ongoing operating expenses, and is based on your fund's actual return. It assumes an account value of $1,000.00 on October 31, 2004, with the same investment held until April 30, 2005.

Account value                           Expenses paid
$1,000.00         Ending value          during period
on 10-31-04         on 4-30-05          ended 4-30-05 1

Class A                $961.00                  $6.81
Class B                 957.70                  10.43
Class C                 957.70                  10.44
Class I                 963.10                   4.36

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2005 by $1,000.00, then multiply it by the "expenses paid" for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Example

 --                                --      --              --
| My account value  /                |    | "expenses paid"  |      My
|                  / $1,000.00 = 8.6 | X $|                  | =  actual
|    $8,600.00    /                  |    |    from table    |   expenses
 --                                --      --              --

Hypothetical example for comparison purposes

This table allows you to compare your fund's ongoing operating expenses with those of any other fund. It provides an example of the Fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annual return before expenses (which is not your fund's actual return). It assumes an account value of $1,000.00 on October 31, 2004, with the same investment held until April 30, 2005. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

Account value                           Expenses paid
$1,000.00         Ending value          during period
on 10-31-04         on 4-30-05          ended 4-30-05 1

Class A              $1,017.85                  $7.01
Class B               1,014.14                  10.73
Class C               1,014.13                  10.74
Class I               1,020.36                   4.48


Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund's annualized expense ratio of 1.40%, 2.15%, 2.15% and 0.89% for Class A, Class B, Class C and Class I, respectively, multiplied by the average account value over the period, multiplied by number of days in most recent fiscal half-year/365 or 366 (to reflect the one-half year period).

FINANCIAL STATEMENTS

FUND'S
INVESTMENTS

Securities owned
by the Fund on
April 30, 2005
(unaudited)

This schedule is divided into two main categories: common stocks and short-term investments. Common stocks are further broken down by industry group. Short-term investments, which represent the Fund's cash position, are listed last.


Issuer                                                                                         Shares           Value
Common stocks 97.39%                                                                                     $585,280,353
(Cost $494,910,428)

Aerospace & Defense 1.55%                                                                                   9,300,639
Engineered Support Systems, Inc.                                                              263,325       9,300,639

Air Freight & Logistics 0.78%                                                                               4,673,053
Forward Air Corp. (I)                                                                         194,225       4,673,053

Apparel -- Retail 2.34%                                                                                    14,084,753
Aeropostale, Inc. (I)                                                                         222,675       6,219,313
Jos. A. Bank Clothiers, Inc. (I)(L)                                                           239,800       7,865,440

Application Software 3.66%                                                                                 21,980,769
ANSYS, Inc. (I)                                                                                20,650         628,586
Concord Communications, Inc. (I)                                                              213,450       3,511,252
FactSet Research Systems, Inc.                                                                 34,875         968,130
Hyperion Solutions Corp. (I)                                                                  266,150      10,824,320
Kronos, Inc. (I)                                                                               23,800         929,390
Manhattan Associates, Inc. (I)                                                                 28,800         543,744
Parametric Technology Corp. (I)                                                               691,200       3,677,184
Tradestation Group, Inc. (I)                                                                  139,250         898,163

Asset Management & Custody Banks 2.46%                                                                     14,766,459
Affiliated Managers Group, Inc. (I)                                                           236,150      14,766,459

Biotechnology 2.97%                                                                                        17,872,440
AtheroGenics, Inc. (I)(L)                                                                     441,700       4,743,858
Eyetech Pharmaceuticals, Inc. (I)                                                               7,130         163,919
NPS Pharmaceuticals, Inc. (I)                                                                 334,450       4,063,568
ZymoGenetics, Inc. (I)                                                                        575,750       8,901,095

Casinos & Gaming 0.57%                                                                                      3,447,574
Multimedia Games, Inc. (I)(L)                                                                 435,850       3,447,574

See notes to
financial statements.


10


FINANCIAL STATEMENTS


Issuer                                                                                         Shares           Value
Communications Equipment 3.72%                                                                            $22,338,680
SeaChange International, Inc. (I)                                                             110,450       1,138,187
Tekelec (I)                                                                                   897,350      12,212,934
Verint Systems, Inc. (I)                                                                      282,450       8,987,559

Computer Storage & Peripherals 0.12%                                                                          721,574
Synaptics, Inc. (I)                                                                            39,800         721,574

Construction & Engineering 0.23%                                                                            1,360,704
Chicago Bridge & Iron Co., N.V. (NY Reg Shares) (Netherlands)                                  60,800       1,360,704

Diversified Commercial Services 4.71%                                                                      28,284,677
Corrections Corp. of America (I)                                                              293,150      11,095,727
Labor Ready, Inc. (I)                                                                         337,450       5,632,041
Sotheby's, Holding, Inc. (Class A) (I)                                                        705,550      11,556,909

Drug -- Retail 1.85%                                                                                       11,111,908
Impax Laboratories, Inc. (I)                                                                  490,550       7,981,248
Prestige Brands Holdings, Inc. (I)                                                            141,170       2,541,060
QLT, Inc. (Canada) (I)                                                                         55,000         589,600

Electrical Components & Equipment 0.08%                                                                       451,503
SpatiaLight, Inc. (I)(L)                                                                       99,890         451,503

Electronic Equipment Manufacturers 3.60%                                                                   21,650,668
Daktronics, Inc. (I)                                                                           33,640         684,910
Itron, Inc. (I)                                                                               261,850       9,444,930
Microsemi Corp. (I)                                                                           680,900      11,520,828

Electronic Manufacturing Services 1.14%                                                                     6,853,883
Trimble Navigation Ltd. (I)                                                                   199,125       6,853,883

Environmental Services 3.34%                                                                               20,081,452
Stericycle, Inc. (I)                                                                          135,700       6,604,519
Waste Connections, Inc. (I)                                                                   382,650      13,476,933

Food -- Retail 0.12%                                                                                          732,755
Wild Oats Markets, Inc. (I)                                                                    72,550         732,755

Health Care Equipment 5.69%                                                                                34,210,933
American Medical Systems Holdings, Inc. (I)                                                   480,200       8,384,292
Caliper Life Sciences, Inc. (I)                                                             1,116,504       6,464,558
Integra LifeSciences Holdings (I)                                                             172,850       6,124,076
VISX, Inc. (I)                                                                                 30,700         731,888
Wright Medical Group, Inc. (I)                                                                287,800       7,146,074
Zoll Medical Corp. (I)                                                                        235,710       5,360,045

See notes to
financial statements.


11


FINANCIAL STATEMENTS


Issuer                                                                                         Shares           Value
Health Care Facilities 0.31%                                                                               $1,862,400
VCA Antech, Inc. (I)                                                                           80,000       1,862,400

Health Care Services 4.97%                                                                                 29,891,556
Advisory Board Co. (The) (I)                                                                  201,350       8,194,945
Allscripts Healthcare Solutions, Inc. (I)(L)                                                1,060,600      13,883,254
Digene Corp. (I)                                                                              410,150       7,813,357

Highways & Railtracks 0.97%                                                                                 5,839,947
UTI Worldwide, Inc. (British Virgin Islands)                                                   91,050       5,839,947

Household Products 0.29%                                                                                    1,722,386
99 Cents Only Stores (I)                                                                      155,450       1,722,386

Industrial Gases 2.17%                                                                                     13,050,072
Airgas, Inc.                                                                                  595,350      13,050,072

Industrial Machinery 2.89%                                                                                 17,380,630
CLACOR, Inc. (I)                                                                              140,250       7,098,052
ESCO Technologies, Inc.                                                                        72,700       5,330,364
Nordson Corp.                                                                                 153,700       4,952,214

Internet Software & Services 6.20%                                                                         37,252,621
Digital Insight Corp. (I)                                                                     751,350      15,079,594
Epicor Software Corp. (I)                                                                     197,250       2,171,722
eResearch Technology, Inc. (I)                                                                337,837       3,837,828
F5 Networks, Inc. (I)                                                                         191,922       8,216,181
Informatica Corp. (I)                                                                         833,950       6,446,433
InfoSpace, Inc. (I)                                                                            27,300         846,027
SonicWall, Inc. (I)                                                                           127,400         654,836

Investment Banking & Brokerage 0.14%                                                                          830,883
Piper Jaffray Cos., Inc. (I)                                                                   30,050         830,883

Leisure Facilities 1.06%                                                                                    6,387,554
Shuffle Master, Inc. (I)(L)                                                                   253,575       6,387,554

Leisure Products 1.52%                                                                                      9,121,809
Jarden Corp. (I)                                                                              189,550       8,467,199
MarineMax, Inc. (I)                                                                            24,200         654,610

Metal & Glass Containers 2.48%                                                                             14,891,975
Crown Holdings, Inc. (I)                                                                      989,500      14,891,975

Multi-Media 1.20%                                                                                           7,231,158
Cumulus Media, Inc. (Class A) (I)                                                             557,100       7,231,158

See notes to
financial statements.


12


FINANCIAL STATEMENTS


Issuer                                                                                         Shares           Value
Oil & Gas Drilling 6.50%                                                                                  $39,035,412
Atwood Oceanics, Inc. (I)                                                                     148,650       8,483,455
Remington Oil & Gas Corp. (I)                                                                 356,850      10,409,315
Unit Corp. (I)                                                                                257,250       9,868,110
W-H Energy Services, Inc. (I)                                                                 466,600      10,274,532

Oil & Gas Equipment & Services 1.52%                                                                        9,157,660
Hydril Co. (I)                                                                                174,100       9,157,660

Oil & Gas Exploration & Production 1.77%                                                                   10,648,770
Denbury Resources, Inc. (I)                                                                   335,500      10,648,770

Pharmaceuticals 6.42%                                                                                      38,607,653
Medicines Co. (The) (I)                                                                       616,180      13,155,443
Nuvelo, Inc. (I)                                                                              892,634       5,204,056
Rigel Pharmaceuticals, Inc. (I)                                                               670,250      11,494,788
Salix Pharmaceuticals Ltd. (I)                                                                196,850       2,814,955
Taro Pharmaceutical Industries Ltd. (Israel) (I)                                              204,350       5,938,411

Regional Banks 4.75%                                                                                       28,515,357
East-West Bancorp., Inc.                                                                      389,400      12,507,528
F.N.B. Corp.                                                                                  249,375       4,725,656
Southwest Bancorp. of Texas, Inc.                                                             230,900       3,832,940
Texas Regional Bancshares, Inc. (Class A)                                                     267,285       7,449,233

Restaurants 2.21%                                                                                          13,296,691
Panera Bread Co. (Class A) (I)                                                                250,950      12,552,519
Texas Roadhouse, Inc. (Class A) (I)                                                            28,600         744,172

Semiconductor Equipment 1.10%                                                                               6,605,011
Advanced Energy Industries, Inc. (I)                                                           43,700         462,346
FEI Co. (I)                                                                                   306,700       5,529,801
LTX Corp. (I)                                                                                 159,600         612,864

Semiconductors 1.61%                                                                                        9,662,439
Power Integrations, Inc. (I)                                                                  306,950       6,676,163
Skyworks Solutions, Inc. (I)                                                                  569,900       2,986,276

Specialty Stores 1.88%                                                                                     11,308,423
Cost Plus, Inc. (I)                                                                           438,900      10,178,091
Select Comfort Corp. (I)                                                                       51,100       1,130,332

Systems Software 3.44%                                                                                     20,661,376
Extreme Networks, Inc. (I)                                                                    278,400       1,238,880
Macrovision Corp. (I)                                                                         562,300      11,499,035
MAGMA Design Automation, Inc. (I)                                                              35,550         218,277
Progress Software Corp. (I)                                                                   288,800       7,705,184

See notes to
financial statements.


13


FINANCIAL STATEMENTS


Issuer                                                                                         Shares           Value
Technology Distributors 1.66%                                                                              $9,984,426
Applied Films Corp. (I)                                                                        70,080       1,675,613
ScanSource, Inc. (I)                                                                          179,650       8,308,813

Telecommunication Services 0.40%                                                                            2,408,724
Premiere Global Services, Inc. (I)                                                            223,030       2,408,724


Telecommunications Equipment 1.00%                                                                          6,000,996
Openwave Systems, Inc. (I)                                                                    448,170       6,000,996

                                                                                 Interest   Par value
Issuer, description, maturity date                                               rate           (000)           Value
Short-term investments 5.19%                                                                              $31,163,379
(Cost $31,163,379)

Joint Repurchase Agreement 2.22%                                                                           13,323,000
Investment in a joint repurchase agreement transaction with
Bank of America Corp. -- Dated 4-29-05 due 5-2-05
(secured by U.S. Treasury STRIPS due 11-15-10
thru 8-15-25)                                                                    2.85%        $13,323      13,323,000

                                                                                               Shares
Cash Equivalents 2.97%                                                                                     17,840,379
AIM Cash Investment Trust (T)                                                              17,840,379      17,840,379

Total investments 102.58%                                                                                $616,443,732

Other assets and liabilities, net (2.58%)                                                                ($15,506,496)

Total net assets 100.00%                                                                                 $600,937,236


(I) Non-income-producing security.

(L) All or a portion of this security is on loan as of April 30, 2005.

(T) Represents investment of securities lending collateral.

    Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

    The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to
financial statements.

FINANCIAL STATEMENTS

ASSETS AND
LIABILITIES

April 30, 2005
(unaudited)

This Statement
of Assets and
Liabilities is the
Fund's balance
sheet. It shows
the value of
what the Fund
owns, is due
and owes. You'll
also find the net
asset value and
the maximum
offering price
per share.

Assets
Investments, at value (cost $526,073,807)
including $17,490,568 of securities loaned                       $616,443,732
Cash                                                                      124
Receivable for investments sold                                     5,036,394
Receivable for shares sold                                            163,900
Dividends and interest receivable                                      35,419
Other assets                                                          270,697

Total assets                                                      621,950,266

Liabilities
Payable for shares repurchased                                      2,206,375
Payable upon return of securities loaned                           17,840,379
Payable to affiliates
Management fees                                                       394,795
Distribution and service fees                                          27,785
Other                                                                 242,582
Other payables and accrued expenses                                   301,114

Total liabilities                                                  21,013,030

Net assets
Capital paid-in                                                   858,165,415
Accumulated net realized loss on investments                     (342,635,963)
Net unrealized appreciation of investments                         90,369,925
Accumulated net investment loss                                    (4,962,141)

Net assets                                                       $600,937,236

Net asset value per share
Based on net asset values and shares outstanding --
the Fund has an unlimited number of shares
authorized with no par value
Class A ($459,463,788 [DIV] 51,833,490 shares)                          $8.86
Class B ($123,494,942 [DIV] 16,039,153 shares)                          $7.70
Class C ($15,327,872 [DIV] 1,991,474 shares)                            $7.70
Class I ($2,650,634 [DIV] 290,164 shares)                               $9.13

Maximum offering price per share
Class A 1 ($8.86 [DIV] 95%)                                             $9.33

1 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to
financial statements.

FINANCIAL STATEMENTS

OPERATIONS

For the period ended
April 30, 2005
(unaudited) 1

This Statement
of Operations
summarizes the
Fund's investment
income earned and
expenses incurred
in operating the
Fund. It also shows
net gains (losses)
for the period
stated.

Investment income
Dividends (net of foreign withholding taxes of $359)                 $438,939
Securities lending                                                    237,696
Interest                                                              191,746

Total investment income                                               868,381

Expenses
Investment management fees                                          2,811,768
Class A distribution and service fees                                 634,027
Class B distribution and service fees                                 761,838
Class C distribution and service fees                                  86,047
Class A, B and C transfer agent fees                                1,181,251
Class I transfer agent fees                                            18,252
Printing                                                               99,734
Accounting and legal services fees                                     83,079
Custodian fees                                                         58,230
Miscellaneous                                                          55,803
Professional fees                                                      29,287
Registration and filing fees                                           28,548
Trustees' fees                                                         14,898
Securities lending fees                                                11,134
Interest                                                                  328

Total expenses                                                      5,874,224
Less expense reductions                                              (172,416)

Net expenses                                                        5,701,808

Net investment loss                                                (4,833,427)

Realized and unrealized gain (loss)
Net realized gain on investments (including $476,974
net realized gain on sales of investments
in affiliated issuers)                                             21,608,067
Change in net unrealized appreciation
(depreciation) of investments                                     (35,493,915)

Net realized and unrealized loss                                  (13,885,848)

Decrease in net assets from operations                           ($18,719,275)

1 Semiannual period from 11-1-04 through 4-30-05.

See notes to
financial statements.

FINANCIAL STATEMENTS

CHANGES IN
NET ASSETS

These Statements
of Changes in Net
Assets show how
the value of the
Fund's net assets
has changed
during the last
two periods. The
difference reflects
earnings less
expenses, any
investment
gains and losses,
distributions, if
any, paid to
shareholders and
the net of Fund
share transactions.
                                                           Year        Period
                                                          ended         ended
                                                       10-31-04       4-30-05 1
Increase (decrease) in net assets
From operations

Net investment loss                                ($10,924,678)  ($4,833,427)
Net realized gain                                   115,474,850    21,608,067
Change in net unrealized
appreciation (depreciation)                         (51,064,778)  (35,493,915)

Increase (decrease) in net assets
resulting from operations                            53,485,394   (18,719,275)

From Fund share transactions                       (127,652,291) (165,591,160)

Net assets
Beginning of period                                 859,414,568   785,247,671

End of period 2                                    $785,247,671  $600,937,236

1 Semiannual period from 11-1-04 through 4-30-05. Unaudited.

2 Includes accumulated net investment loss of $128,714 and $4,962,141, respectively.

See notes to
financial statements.

FINANCIAL HIGHLIGHTS

FINANCIAL
HIGHLIGHTS


CLASS A SHARES

The Financial Highlights show how the Fund's net asset value for a share has changed since the end of the previous period.

Period ended                           10-31-00 1    10-31-01 1    10-31-02 1    10-31-03    10-31-04    4-30-05 2
Per share operating performance
Net asset value,
beginning of period                      $12.65        $13.70         $8.54         $6.78       $8.61      $9.22
Net investment loss 3                     (0.14)        (0.09)        (0.09)        (0.10)      (0.11)     (0.06)
Net realized and unrealized
gain (loss) on investments                 2.70         (4.51)        (1.67)         1.93        0.72      (0.30)
Total from
investment operations                      2.56         (4.60)        (1.76)         1.83        0.61      (0.36)
Less distributions
From net realized gain                    (1.51)        (0.56)           --            --          --         --
Net asset value, end of period           $13.70         $8.54         $6.78         $8.61       $9.22      $8.86
Total return 4 (%)                        21.69        (35.04)       (20.61)        26.99        7.08 5    (3.90) 5,6

Ratios and supplemental data
Net assets, end of period
(in millions)                            $1,000          $684          $553          $498        $504       $459
Ratio of expenses
to average net assets (%)                  1.28          1.41          1.50          1.69        1.51       1.40 7
Ratio of adjusted expenses
to average net assets 8 (%)                  --            --            --            --        1.55       1.45 7
Ratio of net investment loss
to average net assets (%)                 (0.88)        (1.10)        (1.10)        (1.36)      (1.19)     (1.17) 7
Portfolio turnover (%)                      104 9          82            64           109          58         13

See notes to
financial statements.

FINANCIAL HIGHLIGHTS


CLASS B SHARES

Period ended                           10-31-00 1    10-31-01 1    10-31-02 1    10-31-03    10-31-04    4-30-05 2
Per share operating performance
Net asset value,
beginning of period                      $11.64        $12.38         $7.62         $6.00       $7.57      $8.04
Net investment loss 3                     (0.23)        (0.15)        (0.14)        (0.13)      (0.15)     (0.08)
Net realized and unrealized
gain (loss) on investments                 2.48         (4.05)        (1.48)         1.70        0.62      (0.26)
Total from
investment operations                      2.25         (4.20)        (1.62)         1.57        0.47      (0.34)
Less distributions
From net realized gain                    (1.51)        (0.56)           --            --          --         --
Net asset value, end of period           $12.38         $7.62         $6.00         $7.57       $8.04      $7.70
Total return 4 (%)                        20.79        (35.37)       (21.26)        26.17        6.21 5    (4.23) 5,6

Ratios and supplemental data
Net assets, end of period
(in millions)                              $949          $457          $261          $251        $165       $123
Ratio of expenses
to average net assets (%)                  2.03          2.16          2.25          2.44        2.26       2.15 7
Ratio of adjusted expenses
to average net assets 8 (%)                  --            --            --            --        2.30       2.20 7
Ratio of net investment loss
to average net assets (%)                 (1.62)        (1.59)        (1.85)        (2.11)      (1.94)     (1.92) 7
Portfolio turnover (%)                      104 9          82            64           109          58         13

See notes to
financial statements.

FINANCIAL HIGHLIGHTS


CLASS C SHARES

Period ended                           10-31-00 1    10-31-01 1    10-31-02 1    10-31-03    10-31-04    4-30-05 2
Per share operating performance
Net asset value,
beginning of period                      $11.62        $12.36         $7.61         $6.00       $7.56      $8.04
Net investment loss 3                     (0.22)        (0.15)        (0.14)        (0.13)      (0.15)     (0.08)
Net realized and unrealized
gain (loss) on investments                 2.47         (4.04)        (1.47)         1.69        0.63      (0.26)
Total from
investment operations                      2.25         (4.19)        (1.61)         1.56        0.48      (0.34)
Less distributions
From net realized gain                    (1.51)        (0.56)           --            --          --         --
Net asset value, end of period           $12.36         $7.61         $6.00         $7.56       $8.04      $7.70
Total return 4 (%)                        20.83        (35.54)       (21.16)        26.00        6.35 5    (4.23) 5,6

Ratios and supplemental data
Net assets, end of period
(in millions)                               $33           $24           $23           $23         $18        $15
Ratio of expenses
to average net assets (%)                  2.02          2.16          2.25          2.44        2.26       2.15 7
Ratio of adjusted expenses
to average net assets 8 (%)                  --            --            --            --        2.30       2.20 7
Ratio of net investment loss
to average net assets (%)                 (1.62)        (1.59)        (1.85)        (2.11)      (1.94)     (1.92) 7
Portfolio turnover (%)                      104 9          82            64           109          58         13

See notes to
financial statements.

FINANCIAL HIGHLIGHTS


CLASS I SHARES

Period ended                           10-31-00 1    10-31-01 1    10-31-02 1    10-31-03    10-31-04    4-30-05 2
Per share operating performance
Net asset value,
beginning of period                      $13.55        $13.75         $8.62         $6.88       $8.80      $9.48
Net investment loss 3                     (0.07)        (0.03)        (0.05)        (0.05)      (0.05)     (0.03)
Net realized and unrealized
gain (loss) on investments                 0.27         (4.54)        (1.69)         1.97        0.73      (0.32)
Total from
investment operations                      0.20         (4.57)        (1.74)         1.92        0.68      (0.35)
Less distributions
From net realized gain                       --         (0.56)           --            --          --         --
Net asset value, end of period           $13.75         $8.62         $6.88         $8.80       $9.48      $9.13
Total return 4 (%)                         1.48        (34.68)       (20.19)        27.91        7.73      (3.69) 6

Ratios and supplemental data
Net assets, end of period
(in millions)                               $17           $63           $54           $87         $98         $3
Ratio of expenses
to average net assets (%)                  0.86          0.87          0.95          0.95        0.90       0.89 7
Ratio of net investment loss
to average net assets (%)                 (0.47)        (0.31)        (0.55)        (0.62)      (0.59)     (0.66) 7
Portfolio turnover (%)                      104 9          82            64           109          58         13


1 Audited by previous auditor.

2 Semiannual period from 11-1-04 through 4-30-05. Unaudited.

3 Based on the average of the shares outstanding.

4 Assumes dividend reinvestment and does not reflect the effect of sales charges.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Not annualized.

7 Annualized.

8 Does not take into consideration expense reductions during the periods shown.

9 Excludes merger activity.

See notes to
financial statements.

NOTES TO
STATEMENTS

Unaudited

Note A
Accounting policies

John Hancock Small Cap Growth Fund (the "Fund") is a diversified series of John Hancock Series Trust, an open-end management investment company registered under the Investment Company Act of 1940. The investment objective of the Fund is to seek long-term capital appreciation.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B, Class C and Class I shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Significant accounting policies
of the Fund are as follows:

Valuation of investments

Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments which have a remaining maturity of 60 days or less may be valued at amortized cost, which approximates market value. Investments in AIM Cash Investment Trust are valued at their net asset value each business day.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the "Adviser"), a wholly owned subsidiary of John Hancock Financial Services, Inc., may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, and transfer agent fees for Class I shares, are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate, with other funds managed by the Adviser, in an unsecured line of credit with banks, which permits borrowings of up to $250 million, collectively. Interest is charged to each fund based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit, and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the period ended April 30, 2005.

Securities lending

The Fund may lend securities to certain qualified brokers who pay the Fund negotiated lender fees. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral, should the borrower of the securities fail financially. On April 30, 2005, the Fund loaned securities having a market value of $17,490,568 collateralized by cash in the amount of $17,840,379. The cash collateral was invested in a short-term instrument. Securities lending expenses are paid by the Fund to the Adviser.

Federal income taxes

The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $363,386,685 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The loss carryforward expires as follows: October 31, 2008 -- $332,423, October 31, 2009 -- $109,362,353 and October 31, 2010 -- $253,691,909. Availability of
a certain amount of loss carryforward, which was acquired on September 26, 2003 in a merger, may be limited in a given year.

Dividends, interest
and distributions

Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

Note B
Management fee and
transactions with
affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.75% of the first $1,500,000,000 of the Fund's average daily net asset value and
(b) 0.70% of the Fund's average daily net asset value in excess of $1,500,000,000.

The Fund has Distribution Plans with John Hancock Funds, LLC ("JH Funds"), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C, pursuant to Rule 12b-1 under the Investment Company Act of 1940, to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.25% of Class A average daily net asset value and 1.00% of Class B and Class C average daily net asset value. A maximum of 0.25% of such payments may be service fees as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

Class A shares are assessed up-front sales charges. During the period ended April 30, 2005, JH Funds received net up-front sales charges of $115,921 with regard to sales of Class A shares. Of this amount, $14,293 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $78,351 was paid as sales commissions to unrelated broker-dealers and $23,277 was paid as sales commissions to sales personnel of Signator Investors, Inc. ("Signator Investors"), a related broker-dealer. The Adviser's indirect parent, John Hancock Life Insurance Company ("JHLICo"), is the indirect sole shareholder of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge ("CDSC") at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used, in whole or in part, to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended April 30, 2005, CDSCs received by JH Funds amounted to $160,848 for Class B shares and $1,081 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc., ("Signature Services") an indirect subsidiary of JHLICo. For Class A, Class B and Class C shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of each class's average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value. For Class I shares the Fund pays a monthly transfer agent fee at a total annual rate of 0.05% of Class I average daily net asset value. Signature Services agreed to voluntarily reduce the Fund's asset-based portion of the transfer agent fee if the total transfer agent fee exceeds the Lipper, Inc. median transfer agency fee for comparable mutual funds by 0.05%. Accordingly, the transfer agent expense for Class A, Class B and Class C shares was reduced by $172,416 for the period ended April 30, 2005. Signature Services reserves the right to terminate this limitation at any time.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the period amounted to $83,079. The Fund also paid the Adviser the amount of $245 for certain publishing services, included in the printing fees.

Mr. James A. Shepherdson is a director and officer of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Note C
Fund share transactions

This listing illustrates the number of Fund shares sold and repurchased during the last two periods, along with the corresponding dollar value.

                                   Year ended 10-31-04                 Period ended 4-30-05 1
                            Shares              Amount             Shares            Amount
Class A shares
Sold                    12,050,490        $106,995,015          4,310,239       $41,122,477
Repurchased            (15,294,127)       (135,532,314)        (7,086,268)      (67,836,857)
Net decrease            (3,243,637)       ($28,537,299)        (2,776,029)     ($26,714,380)

Class B shares
Sold                     3,604,657         $28,025,814            865,712        $7,216,038
Repurchased            (16,176,780)       (125,608,976)        (5,376,658)      (44,635,898)
Net decrease           (12,572,123)       ($97,583,162)        (4,510,946)     ($37,419,860)

Class C shares
Sold                       271,681          $2,109,496            171,867        $1,421,244
Repurchased             (1,062,205)         (8,238,156)          (446,228)       (3,731,399)
Net decrease              (790,524)        ($6,128,660)          (274,361)      ($2,310,155)

Class I shares
Sold                     3,591,145         $32,904,641            419,380        $4,178,007
Repurchased             (3,148,167)        (28,307,811)       (10,501,783)     (103,324,772)
Net increase (decrease)    442,978          $4,596,830        (10,082,403)     ($99,146,765)

Net decrease           (16,163,306)      ($127,652,291)       (17,643,739)    ($165,591,160)

1 Semiannual period from 11-1-04 through 4-30-05. Unaudited.

Note D
Investment
transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended April 30, 2005, aggregated $91,399,726 and $256,847,654, respectively.

The cost of investments owned on April 30, 2005, including short-term investments, for federal income tax purposes, was $526,571,734. Gross unrealized appreciation and depreciation of investments aggregated $138,515,678 and $48,643,680, respectively, resulting in net unrealized appreciation of $89,871,998. The difference between book basis and tax basis net unrealized appreciation of investments is attributable primarily to the tax deferral of losses certain sales of securities.

Note E
Transactions in securities of affiliated issuers

Affiliated issuers, as defined by the Investment Company Act of 1940, are those in which the Fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the Fund's transactions in the securities of these issuers during the period ended April 30, 2005 is set forth below.


                                Beginning         Ending
                                    share          share      Realized    Dividend         Ending
Affiliate                          amount         amount          gain      income          value
Caliper Life Sciences, Inc. 1
sold: 446,203 shares            1,562,707      1,116,504      $476,947         $--     $6,464,558


1 No longer an affiliated issuer.

Note F
Shareholder meeting

On December 1, 2004, a Special Meeting of shareholders of the Fund was held to elect nine Trustees effective January 1, 2005.

Proxies covering 76,663,082 shares of beneficial interest were voted at the meeting.

The shareholders elected the following Trustees to serve until their respective successors are duly elected and qualified, with the votes tabulated as follows:

                                                      WITHHELD
                                 FOR                 AUTHORITY
----------------------------------------------------------------------
James F. Carlin                  75,113,651          1,549,431
Richard P. Chapman, Jr.          75,101,069          1,562,013
William H. Cunningham            75,120,351          1,542,731
Ronald R. Dion                   75,149,277          1,513,805
Charles L. Ladner                75,129,123          1,533,959
Dr. John A. Moore                75,135,423          1,527,659
Patti McGill Peterson            75,130,459          1,532,623
Steven R. Pruchansky             75,133,566          1,529,516
James A. Shepherdson             75,096,252          1,566,830

OUR FAMILY
OF FUNDS

--------------------------------------------------------
Equity                Balanced Fund
                      Classic Value Fund
                      Core Equity Fund
                      Focused Equity Fund
                      Greater China Opportunities Fund
                      Growth Trends Fund
                      International Fund
                      Large Cap Equity Fund
                      Large Cap Select Fund
                      Mid Cap Growth Fund
                      Multi Cap Growth Fund
                      Small Cap Fund
                      Small Cap Equity Fund
                      Small Cap Growth Fund
                      Sovereign Investors Fund
                      U.S. Global Leaders Growth Fund

--------------------------------------------------------
Sector                Financial Industries Fund
                      Health Sciences Fund
                      Real Estate Fund
                      Regional Bank Fund
                      Technology Fund

--------------------------------------------------------
Income                Bond Fund
                      Government Income Fund
                      High Income Fund
                      High Yield Fund
                      Investment Grade Bond Fund
                      Strategic Income Fund

--------------------------------------------------------
Tax-Free Income       California Tax-Free Income Fund
                      High Yield Municipal Bond Fund
                      Massachusetts Tax-Free Income Fund
                      New York Tax-Free Income Fund
                      Tax-Free Bond Fund

--------------------------------------------------------
Money Market          Money Market Fund
                      U.S. Government Cash Reserve

A fund's investment objectives, risks, charges and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, call your financial professional, call John Hancock Funds at 1-800-225-5291 or visit our Web site at www.jhfunds.com. Please read the prospectus carefully before investing or sending money.

Now available from
John Hancock Funds

ELECTRONIC
DELIVERY

Instead of sending annual and semiannual reports and prospectuses through the U.S. mail, we'll notify you by e-mail when these documents are available for online viewing.

How does electronic delivery benefit you?

* No more waiting for the mail to arrive; you'll receive an e-mail notification as soon as the document is ready for online viewing.

* Reduces the amount of paper mail you receive from John Hancock Funds.

* Reduces costs associated with printing and mailing.

Sign up for electronic delivery today at www.jhfunds.com/edelivery

Now available: electronic delivery
www.jhfunds.com/edelivery

For more information

The Fund's proxy voting policies, procedures and records are available without charge, upon request:

By phone            On the Fund's Web site        On the SEC's Web site

1-800-225-5291      www.jhfunds.com/proxy         www.sec.gov

Trustees

Charles L. Ladner, Chairman*
James F. Carlin
Richard P. Chapman, Jr.*
William H. Cunningham
Ronald R. Dion
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky
James A. Shepherdson
Lt. Gen. Norman H. Smith,
USMC (Ret.)

*Members of the Audit Committee

Officers

James A. Shepherdson
President and
Chief Executive Officer

William H. King
Vice President and Treasurer

Investment adviser

John Hancock Advisers, LLC
101 Huntington Avenue
Boston, MA 02199-7603

Principal distributor

John Hancock Funds, LLC
101 Huntington Avenue
Boston, MA 02199-7603

Custodian

The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent

John Hancock Signature
Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Legal counsel

Wilmer Cutler Pickering
Hale and Dorr LLP
60 State Street
Boston, MA 02109-1803

The Fund's investment objective, risks, charges and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, call your financial professional, call John Hancock Funds at 1-800-225-5291, or visit the Fund's Web site at www.jhfunds.com. Please read the prospectus carefully before investing or sending money.

How to contact us

Internet  www.jhfunds.com

Mail      Regular mail:                           Express mail:
          John Hancock                            John Hancock
          Signature Services, Inc.                Signature Services, Inc.
          1 John Hancock Way, Suite 1000          Mutual Fund Image Operations
          Boston, MA 02217-1000                   529 Main Street
                                                  Charlestown, MA 02129

Phone     Customer service representatives        1-800-225-5291
          24-hour automated information           1-800-338-8080
          TDD line                                1-800-554-6713

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the Securities and Exchange Commission's Web site, www.sec.gov.

[A 1 1/2" x 1/2" John Hancock (Signature) logo in upper left hand corner. A tag line below reads "JOHN HANCOCK FUNDS."]

1-800-225-5291
1-800-554-6713 (TDD)
1-800-338-8080 EASI-Line

www.jhfunds.com

This report is for the information of
the shareholders of John Hancock
Small Cap Growth Fund.

600SA  4/05
       6/05

JOHN HANCOCK
Focused
Equity Fund

4.30.2005

Semiannual Report

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]

[A photo of James A. Shepherdson, Chief Executive Officer, flush left next to first paragraph.]

CEO CORNER

Table of contents

Your fund at a glance
page 1

Managers' report
page 2

A look at performance
page 6

Growth of $10,000
page 7

Your expenses
page 8

Fund's investments
page 10

Financial statements
page 13

For more information
page 25


Dear Fellow Shareholders,

After advancing for a second straight year in 2004, the stock market pulled back in the first four months of 2005. For much of 2004 the market had been in the doldrums as investors fretted about rising oil prices, higher interest rates, the war in Iraq and a closely contested presidential race. But the year ended on a high note with a sharp rally sparked by a definitive end to the U.S. presidential election and moderating oil prices.

Investors were brought back down to earth in January, however, as the market declined in three of the four weeks and produced negative results for the month in a broad-based move downward. Rising oil prices and interest rates, and concerns about less robust corporate earnings growth were among the culprits that kept investors on the sidelines. Investors began to re-enter the market in February, reversing January's decline. But as the month progressed into March and April investors again grew concerned about further spikes in oil prices and rising interest rates. As a result, the first four months of 2005 ended with the major indexes in the red. By the end of April, the Dow Jones Industrial Average had returned -4.81%, the S&P 500 Index returned -4.00%, while the Nasdaq Composite Index fell by 11.67%. Bonds performed slightly better, managing to produce positive results, with the Lehman Brothers Aggregate Bond Index returning 0.87%.

In October, you may recall we requested your vote on a proposal regarding the election of your fund's Board of Trustees. We are pleased to report that shareholders overwhelmingly approved the proposal, which became effective January 1, 2005. As a result, all open-end John Hancock funds now have the same Board of Trustees, comprised of ten members -- nine of them, including the Chairman, are independent Trustees with no direct or indirect interest in John Hancock Advisers, LLC, your fund's investment adviser. We believe this move is a way to improve the effectiveness of the Trustees' oversight of the funds, and we are grateful for your support.

Sincerely,

/S/ James A. Shepherdson

James A. Shepherdson,
Chief Executive Officer

This commentary reflects the CEO's views as of April 30, 2005. They are subject to change at any time.

YOUR FUND
AT A GLANCE

The Fund seeks
long-term capital
appreciation by nor-
mally investing at
least 80% of its
assets in equity
securities of U.S. and
foreign companies
that are primarily
medium-capitaliza
tion companies in
the capitalization
range of the
Standard & Poor's
Mid Cap 400 Index.
The Fund uses a
focused investment
strategy and will
typically concentrate
its investments in 45
to 65 U.S. and
foreign companies.


Over the last six months

* Stocks overcame higher interest rates and rising oil prices to post modest gains overall; mid-cap shares led the market's advance.

* Favorable stock selection in the consumer discretionary and information technology sectors contributed positively to performance.

* Health care and financial stocks detracted from results.


[Bar chart with heading "John Hancock Focused Equity Fund." Under the heading is a note that reads "Fund performance for the six months ended April 30, 2005." The chart is scaled in increments of 4% with 0% at the bottom and 8% at the top. The first bar represents the 4.75% total return for Class A. The second bar represents the 4.41% total return for Class B. The third bar represents the 4.41% total return for Class C. A note below the chart reads "Total returns for the Fund are at net asset value with all distributions reinvested. These returns do not reflect the deduction of the maximum sales charge, which would reduce the performance shown above."]


Top 10 holdings

 2.5%   ResMed, Inc.
 2.5%   Varian Semiconductor Equipment Associates, Inc.
 2.4%   Amphenol Corp. (Class A)
 2.4%   CACI International, Inc. (Class A)
 2.4%   Covance, Inc.
 2.4%   Finning International, Inc.
 2.4%   Invitrogen Corp.
 2.3%   ChoicePoint, Inc.
 2.3%   L-3 Communications Holdings, Inc.
 2.3%   Umpqua Holdings Corp.

As a percentage of net assets on April 30, 2005.

BY HENRY E. MEHLMAN, CFA, AND ALAN E. NORTON, CFA, PORTFOLIO MANAGERS

MANAGERS'
REPORT

JOHN HANCOCK
Focused Equity Fund

U.S. stocks gained ground during the six months ended April 30, 2005. Stocks began the period with a strong rally, rebounding in the wake of the presidential election. However, the market reversed course in January as investors grew concerned about the rapid rise of oil and other commodity prices, a series of short-term interest rate increases by the Federal Reserve and mixed results from the economy and corporate earnings.

Overall, the broad Standard & Poor's 500 Index returned 3.28% for the six-month period. Mid-cap stocks led the market's advance -- the Standard & Poor's MidCap 400 Index returned 5.68%. Growth stocks continued to underperform value across all market capitalizations.

Fund performance

For the six months ended April 30, 2005, John Hancock Focused Equity Fund's Class A, Class B and Class C shares posted total returns of 4.75%, 4.41% and 4.41%, respectively, at net asset value. These results comfortably outpaced the 1.68% return of the average mid-cap growth fund, according to Lipper, Inc. 1 Keep in mind that your net asset value return will differ from the Fund's performance if you were not invested in the Fund for the entire period and did not reinvest all distributions. See pages six and seven for historical performance information.

"Mid-cap stocks led the
 market's advance..."

Portfolio strategy review

Despite the volatility in the market during the period, we remained true to our investment approach, with an emphasis on balance, discipline and opportunity. Balance comes from diversification across economic sectors and earnings growth rates -- slow, medium and fast. Discipline is the criteria we have established to select investments for the portfolio -- high-quality, mid-cap companies with experienced management teams, market leadership, healthy balance sheets, increasing profit margins and an extensive history of earnings growth. Opportunity represents our willingness to trim positions in outperforming stocks and add to holdings experiencing a downturn.


[Photos of Henry Mehlman and Alan Norton, flush right next to first paragraph.]


Consumer discretionary and technology outperform

Stock selection within the portfolio was most favorable in the consumer discretionary and information technology sectors. The best performers among consumer discretionary stocks were homebuilding stocks, including Pulte Homes and Lennar, which we sold in April. Both stocks continued to benefit from the strong housing market. In particular, Pulte found success with its Del Webb unit, which focuses on senior living communities.

Another strong performer in the consumer segment was Station Casinos, which owns a number of Las Vegas casinos that cater to local residents. Station Casinos guided earnings forecasts higher as revenues exceeded expectations.

The portfolio's information technology holdings posted a modest gain as a group, while the S&P MidCap 400's technology stocks declined. Emulex, which makes data storage adapters, was the best-performing technology stock in the portfolio. Emulex rebounded from a downturn in mid-2004 as demand for storage components continued to grow. The stock rallied so strongly that we chose to take profits and eliminate it from the portfolio. Other positive contributors in technology included Amphenol, which produces fiber-optic and coaxial cable, and Sandisk, which makes storage cards for digital cameras.

"Stock selection within the portfolio
 was most favorable in the con-
 sumer discretionary and
 information technology sectors."

Industrial stocks rise

The portfolio's overweight in industrials also contributed positively to relative performance. The top performance contributor in the portfolio was Chicago Bridge & Iron, which designs and manufactures stainless steel structures such as natural gas storage tanks and oil refineries. Thanks to rising demand for oil and gas, the company saw a sharp increase in new projects.

Construction services provider Jacobs Engineering was another strong industrial performer. The company reported healthy earnings growth and won a sizable contract to provide engineering and scientific services at NASA's Johnson Space Center.


[Table at top left-hand side of page entitled "Sector distribution 2." The first listing is Information technology - 24%, the second is Industrials - 24%, the third is Health care - 16%, the fourth is Financials - 14%, the fifth is Consumer discretionary - 12%, the sixth is Energy - 6%, the seventh is Consumer staples - 2% and the eighth is Materials - 2%.]


Health care and financials lag

Stock selection was less successful among health care and financial stocks. The most significant detractor from portfolio performance during the period was biotechnology firm Medicis Pharmaceutical, which specializes in aesthetic skin treatments. Medicis declined after agreeing to acquire breast implant maker Inamed in March. Other decliners among the portfolio's health care holdings included biotech company Martek
Biosciences and medical device maker Advanced Neuromodulation.

In the financial sector, the worst contributor was municipal bond insurance provider Ambac Financial Group. Municipal bond issuers with lower credit ratings typically must offer higher interest rates to attract investors. Ambac provides credit enhancements to help these issuers avoid paying an interest rate premium. However, this interest rate premium declined significantly over the past year as bond investors took on additional risk, reducing demand for the credit enhancements that Ambac provides. Consequently, the company reported disappointing earnings and lowered its 2005 profit forecast.


[Pie chart at just below middle of page with heading "Portfolio diversification 2." The chart illustrates 100% Common stocks.]


Regional banks also struggled as rising short-term interest rates crimped profit margins. The portfolio held several bank stocks that declined during the period, including Umpqua Holdings, Cullen-Frost Bankers and Texas Regional Bancshares.

[Table at top of page entitled "Scorecard." The header for the left column is "Investment" and the header for the right column is "Period's performance...and what's behind the numbers." The first listing is ResMed followed by an up arrow with the phrase "Products treat sleep apnea, a growing and underpenetrated market." The second listing is National-Oilwell followed by an up arrow with the phrase "Soaring oil prices boost oil drilling equipment maker." The third listing is Steel Dynamics followed by a down arrow with the phrase "Steelmaker declined amid higher inventories and expectations of lower steel prices."]


Outlook

We have a constructive outlook for the stock market in the near term. After a pessimistic start to the year, the market is positioned to benefit from a potent brew of supportive factors. We have seen anecdotal evidence of increases in job growth and capital expenditures, which should help keep the economy growing at a moderate but solid pace. Inflation has increased somewhat -- largely due to oil -- but remains benign overall, and the Fed appears to be nearly done with its series of interest rate hikes.

"We have a constructive outlook for
 the stock market in the near term."

We see some parallels between the market's recent performance and the market environment a decade ago. The Fed ramped up short-term interest rates in 1994, and the stock market experienced a mid-cycle downturn in early 1995. However, the market got back on track and finished the year with a gain of more than 30%. Although we don't anticipate that kind of performance for 2005, we do think the current environment is promising for stocks.

This commentary reflects the views of the portfolio managers through the end of the Fund's period discussed in this report. The managers' statements reflect their own opinions. As such, they are in no way guarantees of future events, and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

1 Figures from Lipper, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

2 As a percentage of net assets on 4-30-05.

A LOOK AT
PERFORMANCE

For the period ended
April 30, 2005

                                           Class A      Class B      Class C
Inception date                             11-1-00      11-1-00      11-1-00

Average annual returns with maximum sales charge (POP)
One year                                      0.59%        0.24%        4.24%
Since inception                              -9.16        -9.15        -8.74

Cumulative total returns with maximum sales charge (POP)
Six months                                   -0.44        -0.59         3.41
One year                                      0.59         0.24         4.24
Since inception                             -35.04       -35.03       -33.70

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. The Class B shares' CDSC declines annually between years 1--6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund's current performance may be higher or lower than the performance shown. For performance data current to the most recent month-end, please call 1-800-225-5291 or visit the Fund's Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund's performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

GROWTH OF
$10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we've shown the same investment in the Standard & Poor's MidCap 400 Index.

[Line chart with the heading "GROWTH OF $10,000." Within the chart are three lines. The first line represents the Standard and Poor's MidCap 400 Index and is equal to $12,788 as of April 30, 2005. The second line represents the value of the hypothetical $10,000 investment made in the John Hancock Focused Equity Fund, before sales charge and is equal to $6,840 as of April 30, 2005. The third line represents the value of the hypothetical $10,000 investment made in the John Hancock Focused Equity Fund, after sales charge, and is equal to $6,496 as of April 30, 2005.]


                                    Class B      Class C 1
Period beginning                    11-1-00      11-1-00
Without sales charge                 $6,630       $6,630
With maximum sales charge             6,497        6,630
Index                                12,788       12,788

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund's Class B and Class C shares, respectively, as of April 30, 2005. The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Standard & Poor's MidCap 400 Index is an unmanaged index of 400 domestic stocks of medium-size companies.

It is not possible to invest directly in an index. Index figures do not reflect sales charges and would be lower if they did.

1 No contingent deferred sales charge applicable.

YOUR
EXPENSES

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

* Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

* Ongoing operating expenses including management fees, distribution and service fees (if applicable) and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund's actual ongoing operating expenses, and is based on your fund's actual return. It assumes an account value of $1,000.00 on October 31, 2004, with the same investment held until April 30, 2005.

Account value                    Expenses paid
$1,000.00      Ending value      during period
on 10-31-04      on 4-30-05      ended 4-30-05 1

Class A           $1,047.50              $7.58
Class B            1,044.10              11.14
Class C            1,044.10              11.14

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2005 by $1,000.00, then multiply it by the "expenses paid" for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Example

 --                                --      --              --
| My account value  /                |    | "expenses paid"  |      My
|                  / $1,000.00 = 8.6 | X $|                  | =  actual
|    $8,600.00    /                  |    |    from table    |   expenses
 --                                --      --              --

Hypothetical example for comparison purposes

This table allows you to compare your fund's ongoing operating expenses with those of any other fund. It provides an example of the Fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annual return before expenses (which is not your fund's actual return). It assumes an account value of $1,000.00 on October 31, 2004, with the same investment held until April 30, 2005. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

Account value                   Expenses paid
$1,000.00      Ending value     during period
on 10-31-04      on 4-30-05     ended 4-30-05 1

Class A           $1,017.40             $7.46
Class B            1,013.90             10.98
Class C            1,013.90             10.98

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund's annualized expense ratio of 1.50%, 2.20% and 2.20% for Class A, Class B and Class C, respectively, multiplied by the average account value over the period, multiplied by number of days in most recent fiscal half-year/365 or 366 (to reflect the one-half year period).

FINANCIAL STATEMENTS

FUND'S
INVESTMENTS

Securities owned
by the Fund on
April 30, 2005
(unaudited)

This schedule is divided into two main categories: common stocks and short-term investments. Common stocks are further broken down by industry group. Short-term investments, which represent the Fund's cash position, are listed last.




Issuer                                                                                    Shares           Value
Common stocks 99.77%                                                                                 $12,342,450
(Cost $10,649,549)

Aerospace & Defense 2.29%                                                                                283,880
L-3 Communications Holdings, Inc.                                                          4,000         283,880

Air Freight & Logistics 4.29%                                                                            531,183
C.H. Robinson Worldwide, Inc.                                                              5,250         270,900
Expeditors International of Washington, Inc.                                               5,300         260,283

Application Software 2.03%                                                                               250,974
Jack Henry & Associates, Inc.                                                             14,600         250,974

Asset Management & Custody Banks 2.16%                                                                   267,102
Eaton Vance Corp.                                                                         11,400         267,102

Auto Parts & Equipment 1.97%                                                                             243,375
Autoliv, Inc.                                                                              5,500         243,375

Biotechnology 4.23%                                                                                      522,700
Invitrogen Corp. (I)                                                                       4,000         293,080
Martek Biosciences Corp. (I)                                                               6,000         229,620

Casinos & Gaming 1.98%                                                                                   245,214
Station Casinos, Inc.                                                                      3,800         245,214

Computer Hardware 2.00%                                                                                  247,550
Avid Technology, Inc. (I)                                                                  5,000         247,550

Computer Storage & Peripherals 4.08%                                                                     505,230
QLogic Corp. (I)                                                                           7,000         232,680
SanDisk Corp. (I)                                                                         11,500         272,550

Construction & Engineering 4.26%                                                                         526,394
Chicago Bridge & Iron Co., N.V. (NY Reg Shares) (Netherlands)                             11,550         258,489
Jacobs Engineering Group, Inc. (I)                                                         5,500         267,905

See notes to
financial statements.


10



FINANCIAL STATEMENTS

Issuer                                                                                    Shares           Value
Diversified Commercial Services 6.41%                                                                   $793,519
ChoicePoint, Inc. (I)                                                                      7,200         284,184
Corporate Executive Board Co. (The) (I)                                                    3,500         230,055
Universal Technical Institute, Inc. (I)                                                    8,000         279,280

Electronic Equipment Manufacturers 4.22%                                                                 522,512
Amphenol Corp. (Class A)                                                                   7,600         299,744
Cognex Corp.                                                                              10,200         222,768

Health Care Equipment 6.92%                                                                              856,065
Advanced Neuromodulation Systems, Inc. (I)(L)                                              9,000         270,990
Kyphon, Inc. (I)                                                                          10,500         274,575
ResMed, Inc. (I)(L)                                                                        5,000         310,500

Health Care Services 2.40%                                                                               296,660
Covance, Inc. (I)                                                                          6,500         296,660

Homebuilding 2.14%                                                                                       264,365
Pulte Homes, Inc.                                                                          3,700         264,365

Household Products 2.02%                                                                                 250,110
Yankee Candle Co., Inc. (The) (I)                                                          9,000         250,110

Industrial Machinery 4.41%                                                                               545,103
Finning International, Inc. (Canada)                                                      11,000         294,075
Middleby Corp. (The) (I)                                                                   5,700         251,028

Internet Software & Services 1.87%                                                                       231,504
Open Text Corp. (Canada) (I)                                                              15,600         231,504

IT Consulting & Other Services 4.34%                                                                     536,436
Anteon International Corp. (I)                                                             5,700         238,260
CACI International, Inc. (Class A) (I)                                                     4,800         298,176

Oil & Gas Drilling 2.02%                                                                                 250,496
Nabors Industries Ltd. (Bermuda) (I)                                                       4,650         250,496

Oil & Gas Equipment & Services 3.95%                                                                     488,867
BJ Services Co.                                                                            5,300         258,375
National-Oilwell Varco, Inc. (I)                                                           5,800         230,492

Pharmaceuticals 2.09%                                                                                    258,520
Medicis Pharmaceutical Corp. (Class A)                                                     9,200         258,520

Property & Casualty Insurance 2.00%                                                                      247,345
Ambac Financial Group, Inc.                                                                3,700         247,345


See notes to
financial statements.


11



FINANCIAL STATEMENTS

Issuer                                                                                    Shares           Value
Regional Banks 7.54%                                                                                    $932,717
Cullen/Frost Bankers, Inc.                                                                 5,850         253,422
Texas Regional Bancshares, Inc. (Class A)                                                  8,000         222,960
UCBH Holdings, Inc.                                                                       11,000         173,030
Umpqua Holdings Corp.                                                                     12,750         283,305

Restaurants 1.81%                                                                                        224,037
Cheesecake Factory, Inc. (The) (I)(L)                                                      7,300         224,037

Semiconductor Equipment 4.37%                                                                            540,078
Novellus Systems, Inc. (I)                                                                10,000         234,300
Varian Semiconductor Equipment Associates, Inc. (I)                                        8,200         305,778

Semiconductors 1.69%                                                                                     209,520
Intersil Corp. (Class A)                                                                  12,000         209,520

Specialty Stores 6.45%                                                                                   797,784
Michaels Stores, Inc.                                                                      8,000         265,600
O'Reilly Automotive, Inc. (I)                                                              5,200         266,864
Tiffany & Co.                                                                              8,800         265,320

Steel 1.65%                                                                                              203,850
Steel Dynamics, Inc.                                                                       7,500         203,850

Thrifts & Mortgage Finance 2.18%                                                                         269,360
IndyMac Bancorp., Inc.                                                                     7,000         269,360


Issuer, description                                                                       Shares           Value
Short-term investments 5.76%                                                                            $713,179
(Cost $713,179)

Cash Equivalents 5.76%                                                                                   713,179
AIM Cash Investment Trust (T)                                                            713,179         713,179

Total investments 105.53%                                                                            $13,055,629

Other assets and liabilities, net (5.53%)                                                              ($684,217)

Total net assets 100.00%                                                                             $12,371,412


(I) Non-income-producing security.

(L) All or a portion of this security is on loan as of April 30, 2005.

(T) Represents investment of securities lending collateral.

    Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

    The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.


See notes to
financial statements.

FINANCIAL STATEMENTS

ASSETS AND
LIABILITIES

April 30, 2005
(unaudited)

This Statement
of Assets and
Liabilities is the
Fund's balance
sheet. It shows
the value of
what the Fund
owns, is due
and owes. You'll
also find the net
asset value and
the maximum
offering price
per share.


Assets
Investments, at value (cost $11,362,728)
including $699,196 of securities loaned        $13,055,629
Cash                                                18,863
Receivable for investments sold                     87,548
Receivable for shares sold                           1,114
Dividends and interest receivable                      947
Receivable from affiliates                          14,116
Other assets                                         1,694

Total assets                                    13,179,911

Liabilities
Payable for investments purchased                   39,150
Payable for shares repurchased                      17,268
Payable upon return of securities loaned           713,179
Payable to affiliates
Management fees                                      9,125
Distribution and service fees                          968
Other                                                5,155
Other payables and accrued expenses                 23,654

Total liabilities                                  808,499

Net assets
Capital paid-in                                 26,466,909
Accumulated net realized loss on investments
and foreign currency transactions              (15,703,662)
Net unrealized appreciation of investments       1,692,901
Accumulated net investment loss                    (84,736)

Net assets                                     $12,371,412

Net asset value per share
Based on net asset values and shares outstanding --
the Fund has an unlimited number of shares
authorized with no par value
Class A ($6,251,653 [DIV] 913,560 shares)            $6.84
Class B ($4,609,192 [DIV] 694,699 shares)            $6.63
Class C ($1,510,567 [DIV] 227,732 shares)            $6.63

Maximum offering price per share
Class A 1 ($6.84 [DIV] 95%)                          $7.20

1 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.


See notes to
financial statements.

FINANCIAL STATEMENTS

OPERATIONS

For the period ended
April 30, 2005
(unaudited) 1

This Statement
of Operations
summarizes the
Fund's investment
income earned and
expenses incurred
in operating the
Fund. It also shows
net gains (losses)
for the period
stated.


Investment income
Dividends (net of foreign withholding taxes of $412)                  $34,610
Securities lending                                                      6,730
Interest                                                                1,419

Total investment income                                                42,759

Expenses
Investment management fees                                             57,683
Class A distribution and service fees                                   9,715
Class B distribution and service fees                                  26,502
Class C distribution and service fees                                   8,975
Transfer agent fees                                                    32,035
Registration and filing fees                                           19,913
Printing                                                               14,310
Professional fees                                                      10,593
Custodian fees                                                          8,608
Miscellaneous                                                           2,641
Accounting and legal services fees                                      1,144
Securities lending fees                                                   316
Trustees' fees                                                            279

Total expenses                                                        192,714
Less expense reductions                                               (66,087)

Net expenses                                                          126,627

Net investment loss                                                   (83,868)

Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments                                                           902,978
Foreign currency transactions                                             (85)
Change in net unrealized appreciation
(depreciation) of investments                                        (153,882)

Net realized and unrealized gain                                      749,011

Increase in net assets from operations                               $665,143


1 Semiannual period from 11-1-04 through 4-30-05.


See notes to
financial statements.

FINANCIAL STATEMENTS

CHANGES IN
NET ASSETS

These Statements
of Changes in Net
Assets show how
the value of the
Fund's net assets
has changed
during the last
two  periods. The
difference reflects
earnings less
expenses, any
investment
gains and losses,
distributions, if
any, paid to
shareholders and
the net of Fund
share transactions.

                                                        Year        Period
                                                       ended         ended
                                                    10-31-04       4-30-05 1

Increase (decrease) in net assets
From operations

Net investment loss                                ($169,349)     ($83,868)

Net realized gain                                    941,355       902,893
Change in net unrealized
appreciation (depreciation)                         (434,083)     (153,882)

Increase in net assets resulting
from operations                                      337,923       665,143

From Fund share transactions                        (557,673)   (1,651,648)

Net assets
Beginning of period                               13,577,667    13,357,917

End of period 2                                  $13,357,917   $12,371,412


1 Semiannual period from 11-1-04 through 4-30-05. Unaudited.

2 Includes accumulated net investment loss of $868 and $84,736, respectively.


See notes to
financial statements.

FINANCIAL HIGHLIGHTS

FINANCIAL
HIGHLIGHTS


CLASS A SHARES

The Financial Highlights show how the Fund's net asset value for a share has changed since the end of the previous period.

Period ended                                          10-31-01 1,2  10-31-02 2   10-31-03    10-31-04     4-30-05 3
Per share operating performance
Net asset value,
beginning of period                                     $10.00         $7.17        $4.66       $6.34       $6.53
Net investment loss 4                                    (0.10)        (0.06)       (0.05)      (0.05)      (0.03)
Net realized and unrealized
gain (loss) on investments                               (2.73)        (2.45)        1.73        0.24        0.34
Total from
investment operations                                    (2.83)        (2.51)        1.68        0.19        0.31
Net asset value, end of period                           $7.17         $4.66        $6.34       $6.53       $6.84
Total return 5,6 (%)                                    (28.30) 7     (35.01)       36.05        3.00        4.75 7

Ratios and supplemental data
Net assets, end of period
(in millions)                                              $12            $6           $6          $6          $6
Ratio of expenses
to average net assets (%)                                 1.50 8        1.50         1.50        1.50        1.50 8
Ratio of adjusted expenses
to average net assets 9 (%)                               2.47 8        2.13         2.68        2.39        2.47 8
Ratio of net investment loss
to average net assets (%)                                (1.09) 8      (0.89)       (0.97)      (0.80)      (0.87) 8
Portfolio turnover (%)                                      97           144           46          50          23



See notes to
financial statements.


FINANCIAL HIGHLIGHTS

CLASS B SHARES

Period ended                                          10-31-01 1,2  10-31-02 2   10-31-03    10-31-04     4-30-05 3
Per share operating performance
Net asset value,
beginning of period                                     $10.00         $7.12        $4.59       $6.21       $6.35
Net investment loss 4                                    (0.17)        (0.10)       (0.08)      (0.09)      (0.05)
Net realized and unrealized
gain (loss) on investments                               (2.71)        (2.43)        1.70        0.23        0.33
Total from
investment operations                                    (2.88)        (2.53)        1.62        0.14        0.28
Net asset value, end of period                           $7.12         $4.59        $6.21       $6.35       $6.63
Total return 5,6 (%)                                    (28.80) 7     (35.53)       35.29        2.25        4.41 7

Ratios and supplemental data
Net assets, end of period
(in millions)                                              $11            $5           $6          $5          $5
Ratio of expenses
to average net assets (%)                                 2.20 8        2.18         2.17        2.20        2.20 8
Ratio of adjusted expenses
to average net assets 9 (%)                               3.17 8        2.81         3.35        3.09        3.17 8
Ratio of net investment loss
to average net assets (%)                                (1.80) 8      (1.57)       (1.64)      (1.50)      (1.57) 8
Portfolio turnover (%)                                      97           144           46          50          23



See notes to
financial statements.


FINANCIAL HIGHLIGHTS

CLASS C SHARES

Period ended                                          10-31-01 1,2  10-31-02 2   10-31-03    10-31-04     4-30-05 3
Per share operating performance
Net asset value,
beginning of period                                     $10.00         $7.12        $4.59       $6.21       $6.35
Net investment loss 4                                    (0.17)        (0.10)       (0.09)      (0.09)      (0.05)
Net realized and unrealized
gain (loss) on investments                               (2.71)        (2.43)        1.71        0.23        0.33
Total from investment operations                         (2.88)        (2.53)        1.62        0.14        0.28
Net asset value, end of period                           $7.12         $4.59        $6.21       $6.35       $6.63
Total return 5,6 (%)                                    (28.80) 7     (35.53)       35.29        2.25        4.41 7

Ratios and supplemental data
Net assets, end of period
(in millions)                                               $4            $2           $2          $2          $2
Ratio of expenses
to average net assets (%)                                 2.20 8        2.20         2.20        2.20        2.20 8
Ratio of adjusted expenses
to average net assets 9 (%)                               3.17 8        2.83         3.38        3.09        3.17 8
Ratio of net investment loss
to average net assets (%)                                (1.78) 8      (1.59)       (1.67)      (1.49)      (1.56) 8
Portfolio turnover (%)                                      97           144           46          50          23


1 Class A, Class B and Class C shares began operations on 11-1-00.

2 Audited by previous auditor.

3 Semiannual period from 11-1-04 through 4-30-05. Unaudited.

4 Based on the average of the shares outstanding.

5 Assumes dividend reinvestment and does not reflect the effect of sales charges.

6 Total returns would have been lower had certain expenses not been reduced during the periods shown.

7 Not annualized.

8 Annualized.

9 Does not take into consideration expense reductions during the periods shown.


See notes to
financial statements.

NOTES TO
STATEMENTS

Unaudited

Note A
Accounting policies

John Hancock Focused Equity Fund (the "Fund") is a non-diversified series of John Hancock Series Trust, an open-end management investment company registered under the Investment Company Act of 1940. The investment objective of the Fund is to seek long-term capital appreciation.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B and Class C shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Significant accounting policies
of the Fund are as follows:

Valuation of investments

Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments which have a remaining maturity of 60 days or less may be valued at amortized cost, which approximates market value. Investments in AIM Cash Investment Trust are valued at their net asset value each business day. All portfolio transactions initially expressed in terms of foreign currencies have been translated into U.S. dollars as described in "Foreign currency translation" below.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the "Adviser"), a wholly owned subsidiary of John Hancock Financial Services, Inc., may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Foreign currency translation

All assets or liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars based on London currency exchange quotations as of 4:00 P.M., London time, on the date of any determination of the net asset value of the Fund. Transactions affecting statement of operations accounts and net realized gain (loss) on investments are translated at the rates prevailing at the dates of the transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign currency exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis. Capital gains realized on some foreign securities are subject to foreign taxes, which are accrued as applicable.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate, with other funds managed by the Adviser, in an unsecured line of credit with banks, which permits borrowings of up to $250 million, collectively. Interest is charged to each fund based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit, and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the period ended April 30, 2005.

Securities lending

The Fund may lend securities to certain qualified brokers who pay the Fund negotiated lender fees. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral, should the borrower of the securities fail financially. At April 30, 2005, the Fund loaned securities having a market value of $699,196 collateralized by cash in the amount of $713,179. The cash collateral was invested in a short-term instrument. Securities lending expenses are paid by the Fund to the Adviser.

Forward foreign currency
exchange contracts

The Fund may enter into forward foreign currency exchange contracts as a hedge against the effect of fluctuations in currency exchange rates. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date at a set price. The aggregate principal amounts of the contracts are marked to market daily at the applicable foreign currency exchange rates. Any resulting unrealized gains and losses are included in the determination of the Fund's daily net asset value. The Fund records realized gains and losses at the time the forward foreign currency exchange contracts are closed out. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of the contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. These contracts involve market or credit risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities.

The Fund may also purchase and sell forward contracts to facilitate the settlement of foreign currency denominated portfolio transactions, under which it intends to take delivery of the foreign currency. Such contracts normally involve no market risk if they are offset by the currency amount of the underlying transactions.

The Fund had no open forward foreign currency exchange contracts on April 30, 2005.

Federal income taxes

The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $16,544,418 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The loss carryforward expires as follows: October 31, 2010 -- $16,399,410 and October 31, 2011 -- $145,008.

Dividends, interest
and distributions

Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

Note B
Management fee and
transactions with
affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser at an annual rate of 0.85% of the Fund's average daily net asset value.

The Adviser has agreed to limit the Fund's total expenses, excluding distribution and service fees, to 1.20% of the Fund's average daily net assets, on an annual basis, at least until February 28, 2006. Accordingly, the expense reductions related this total expense limitation amounted to $66,087 for the period ended April 30, 2005. The Adviser reserves the right to terminate this limitation in the future.

The Fund has Distribution Plans with John Hancock Funds, LLC ("JH Funds"), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C, pursuant to Rule 12b-1 under the Investment Company Act of 1940, to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30% of Class A average daily net asset value and 1.00% of Class B and Class C average daily net asset value. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

Class A shares are assessed up-front sales charges. During the period ended April 30, 2005, JH Funds received net up-front sales charges of $5,277 with regard to sales of Class A shares. Of this amount, $813 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $3,818 was paid as sales commissions to unrelated broker-dealers and $646 was paid as sales commissions to sales personnel of Signator Investors, Inc. ("Signator Investors"), a related broker-dealer. The Adviser's indirect parent, John Hancock Life Insurance Company ("JHLICo"), is the indirect sole shareholder of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge ("CDSC") at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used, in whole or in part, to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended April 30, 2005, CDSCs received by JH Funds amounted to $19,614 for Class B shares and $41 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. ("Signature Services"), an indirect subsidiary of JHLICo. The Fund pays a monthly transfer agent fee at an annual rate of 0.05% of the Fund's average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value. Signature Services agreed to voluntarily reduce the Fund's asset-based portion of the transfer agent fee if the total transfer agent fee exceeds the Lipper, Inc. median transfer agency fee for comparable mutual funds by 0.05%. There were no transfer agent fee reductions during the period ended April 30, 2005. Signature Services reserves the right to terminate this limitation at any time.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the period amounted to $1,144. The Fund also paid the Adviser the amount of $62 for certain publishing services, included in the printing fees.

The Adviser and other subsidiaries of JHLICo owned 100,000 shares of beneficial interest of the Fund on April 30, 2005.

Mr. James A. Shepherdson is a director and officer of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Note C
Fund share transactions

This listing illustrates the number of Fund shares sold and repurchased during the last two periods, along with the corresponding dollar value.


                                 Year ended 10-31-04          Period ended 4-30-05 1
                              Shares          Amount        Shares          Amount
Class A shares
Sold                         328,589      $2,131,295       112,958        $813,563
Repurchased                 (299,549)     (1,937,177)     (148,749)     (1,056,574)
Net increase (decrease)       29,040        $194,118       (35,791)      ($243,011)

Class B shares
Sold                         286,793      $1,815,065        86,735        $603,122
Repurchased                 (355,686)     (2,245,393)     (221,776)     (1,526,146)
Net decrease                 (68,893)      ($430,328)     (135,041)      ($923,024)

Class C shares
Sold                          62,512        $397,788        17,047        $119,164
Repurchased                 (113,257)       (719,251)      (86,902)       (604,777)
Net decrease                 (50,745)      ($321,463)      (69,855)      ($485,613)

Net decrease                 (90,598)      ($557,673)     (240,687)    ($1,651,648)

1 Semiannual period 11-1-04 through 4-30-05. Unaudited.


Note D
Investment
transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended April 30, 2005, aggregated $3,157,126 and $4,456,027, respectively.

The cost of investments owned on April 30, 2005, including short-term investments, for federal income tax purposes, was $11,370,236. Gross unrealized appreciation and depreciation of investments aggregated $2,250,383 and $564,990, respectively, resulting in net unrealized appreciation of $1,685,393. The difference between book basis and tax basis net unrealized appreciation of investments is attributable primarily to the tax deferral of losses on certain sales of securities.

Note E
Shareholder meeting

On December 1, 2004, a Special Meeting of shareholders of the Fund was held to elect nine Trustees effective January 1, 2005.

Proxies covering 1,633,671 shares of beneficial interest were voted at the meeting.

The shareholders elected the following Trustees to serve until their respective successors are duly elected and qualified, with the votes tabulated as follows:

                                              WITHHELD
                                 FOR         AUTHORITY
---------------------------------------------------------------------
James F. Carlin                  1,579,315      54,356
Richard P. Chapman, Jr.          1,578,524      55,147
William H. Cunningham            1,578,524      55,147
Ronald R. Dion                   1,579,315      54,356
Charles L. Ladner                1,579,315      54,356
Dr. John A. Moore                1,578,524      55,147
Patti McGill Peterson            1,578,524      55,147
Steven R. Pruchansky             1,578,524      55,147
James A. Shepherdson             1,579,315      54,356

For more information

The Fund's proxy voting policies, procedures and records are available without charge, upon request:

By phone          On the Fund's Web site    On the SEC's Web site

1-800-225-5291    www.jhfunds.com/proxy     www.sec.gov

Trustees

Charles L. Ladner, Chairman*
James F. Carlin
Richard P. Chapman, Jr.*
William H. Cunningham
Ronald R. Dion
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky
James A. Shepherdson
Lt. Gen. Norman H. Smith,
USMC (Ret.)

*Members of the Audit Committee

Officers

James A. Shepherdson
President and
Chief Executive Officer

William H. King
Vice President and Treasurer

Investment adviser

John Hancock Advisers, LLC
101 Huntington Avenue
Boston, MA 02199-7603

Principal distributor

John Hancock Funds, LLC
101 Huntington Avenue
Boston, MA 02199-7603

Custodian

The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent

John Hancock Signature
Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Legal counsel

Wilmer Cutler Pickering
Hale and Dorr LLP
60 State Street
Boston, MA 02109-1803

The Fund's investment objective, risks, charges and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, call your financial professional, call John Hancock Funds at 1-800-225-5291, or visit the Fund's Web site at www.jhfunds.com. Please read the prospectus carefully before investing or sending money.

How to contact us

Internet    www.jhfunds.com

Mail        Regular mail:                        Express mail:
            John Hancock                         John Hancock
            Signature Services, Inc.             Signature Services, Inc.
            1 John Hancock Way, Suite 1000       Mutual Fund Image Operations
            Boston, MA 02217-1000                529 Main Street
                                                 Charlestown, MA 02129

Phone       Customer service representatives     1-800-225-5291
            24-hour automated information        1-800-338-8080
            TDD line                             1-800-554-6713

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the Securities and Exchange Commission's Web site, www.sec.gov.

[A 1 1/2" x 1/2" John Hancock (Signature) logo in upper left hand corner. A tag line below reads "JOHN HANCOCK FUNDS."]


1-800-225-5291
1-800-554-6713 (TDD)
1-800-338-8080 EASI-Line

www.jhfunds.com


Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of
the shareholders of John Hancock
Focused Equity Fund.


610SA  4/05
       6/05

JOHN HANCOCK
Mid Cap
Equity Fund

4.30.2005

Semiannual Report

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]

[A photo of James A. Shepherdson, Chief Executive Officer, flush left next to first paragraph.]

CEO CORNER

Table of contents

Your fund at a glance
page 1

Managers' report
page 2

A look at performance
page 6

Growth of $10,000
page 7

Your expenses
page 8

Fund's investments
page 10

Financial statements
page 13

For more information
page 25


Dear Fellow Shareholders,

After advancing for a second straight year in 2004, the stock market pulled back in the first four months of 2005. For much of 2004 the market had been in the doldrums as investors fretted about rising oil prices, higher interest rates, the war in Iraq and a closely contested presidential race. But the year ended on a high note with a sharp rally sparked by a definitive end to the U.S. presidential election and moderating oil prices.

Investors were brought back down to earth in January, however, as the market declined in three of the four weeks and produced negative results for the month in a broad-based move downward. Rising oil prices and interest rates, and concerns about less robust corporate earnings growth were among the culprits that kept investors on the sidelines. Investors began to re-enter the market in February, reversing January's decline. But as the month progressed into March and April investors again grew concerned about further spikes in oil prices and rising interest rates. As a result, the first four months of 2005 ended with the major indexes in the red. By the end of April, the Dow Jones Industrial Average had returned -4.81%, the S&P 500 Index returned -4.00%, while the Nasdaq Composite Index fell by 11.67%. Bonds performed slightly better, managing to produce positive results, with the Lehman Brothers Aggregate Bond Index returning 0.87%.

In October, you may recall we requested your vote on a proposal regarding the election of your fund's Board of Trustees. We are pleased to report that shareholders overwhelmingly approved the proposal, which became effective January 1, 2005. As a result, all open-end John Hancock funds now have the same Board of Trustees, comprised of ten members -- nine of them, including the Chairman, are independent Trustees with no direct or indirect interest in John Hancock Advisers, LLC, your fund's investment adviser. We believe this move is a way to improve the effectiveness of the Trustees' oversight of the funds, and we are grateful for your support.

Sincerely,

/S/ James A. Shepherdson

James A. Shepherdson,
Chief Executive Officer

This commentary reflects the CEO's views as of April 30, 2005. They are subject to change at any time.

YOUR FUND
AT A GLANCE

The Fund seeks
long-term capital
appreciation by nor-
mally investing at
least 80% of its
assets in equity
securities of
medium-capitaliza-
tion companies in
the range of the
Standard & Poor's
Mid Cap 400 Index.

Over the last six months

* Stocks overcame higher interest rates and rising oil prices to post modest gains overall; mid-cap shares led the market's advance.

* Favorable stock selection in the consumer discretionary and information technology sector contributed positively to performance.

* Health care and financial stocks detracted from results.

[Bar chart with heading "John Hancock Mid Cap Equity Fund." Under the heading is a note that reads "Fund performance for the six months ended April 30, 2005." The chart is scaled in increments of 2% with 0% at the bottom and 6% at the top. The first bar represents the 5.03% total return for Class A. The second bar represents the 4.79% total return for Class B. The third bar represents the 4.79% total return for Class C. The fourth bar represents the 5.10% total return for Class I. A note below the chart reads "Total returns for the Fund are at net asset value with all distributions reinvested. These returns do not reflect the deduction of the

Top 10 holdings

 2.5%   Covance, Inc.
 2.5%   Invitrogen Corp.
 2.4%   CACI International, Inc. (Class A)
 2.4%   ResMed, Inc.
 2.4%   Amphenol Corp. (Class A)
 2.3%   Corporate Executive Board Co. (The)
 2.2%   Universal Technical Institute, Inc.
 2.2%   O'Reilly Automotive, Inc.
 2.1%   Yankee Candle Co., Inc. (The)
 2.1%   Jacobs Engineering Group, Inc.

As a percentage of net assets on April 30, 2005.

BY ALAN E. NORTON, CFA, AND HENRY E. MEHLMAN, CFA,
PORTFOLIO MANAGERS

MANAGERS'
REPORT

JOHN HANCOCK
Mid Cap Equity Fund

U.S. stocks gained ground during the six months ended April 30, 2005. Stocks began the period with a strong rally, rebounding in the wake of the presidential election. However, the market reversed course in January as investors grew concerned about the rapid rise of oil and other commodity prices, a series of short-term interest rate increases by the Federal Reserve and mixed results from the economy and corporate earnings.

Overall, the broad Standard & Poor's 500 Index returned 3.28% for the six-month period. Mid-cap stocks led the market's advance -- the Standard & Poor's MidCap 400 Index returned 5.68%. Growth stocks continued to underperform value across all market capitalizations.

"U.S. stocks gained ground
 during the six months ended April
 30, 2005."

Fund performance

For the six months ended April 30, 2005, John Hancock Mid Cap Equity Fund's Class A, Class B, Class C and Class I shares posted total returns of 5.03%, 4.79%, 4.79% and 5.10%, respectively, at net asset value. These results comfortably outpaced the 1.68% return of the average mid-cap growth fund, according to Lipper, Inc.1 Keep in mind that your net asset value return will differ from the Fund's performance if you were not invested in the Fund for the entire period and did not reinvest all distributions. See pages six and seven for historical performance information.

Portfolio strategy review

Despite the volatility in the market during the period, we remained true to our investment approach, with an emphasis on balance, discipline and opportunity. Balance comes from diversification across economic sectors and earnings growth rates -- slow, medium and fast. Discipline is the criteria we have established to select investments for the portfolio -- high-quality, mid-cap companies with experienced management teams, market leadership, healthy balance sheets, increasing profit margins and an extensive history of earnings growth. Opportunity represents our willingness to trim positions in outperforming stocks and add to holdings experiencing a downturn.

[Photos of Alan Norton and Henry Mehlman flush right next to first paragraph.]

Consumer discretionary and technology outperform

Stock selection within the portfolio was most favorable in the consumer discretionary and information technology sectors. The best performers among consumer discretionary stocks were homebuilding stocks, including Pulte Homes and Lennar, which we sold in April. Both stocks continued to benefit from the strong housing market. In particular, Pulte found success with its Del Webb unit, which focuses on senior living communities.

"Stock selection within the portfolio
 was most favorable in the  consumer
 discretionary and  information tech
 nology sectors."

Another strong performer in the consumer segment was Station Casinos, which owns a number of Las Vegas casinos that cater to local residents. Station Casinos guided earnings forecasts higher as revenues exceeded expectations.

The portfolio's information technology holdings posted a modest gain as a group, while the S&P MidCap 400's technology stocks declined. Emulex, which makes data storage adapters, was the best-performing technology stock in the portfolio. Emulex rebounded from a downturn in mid-2004 as demand for storage components continued to grow. The stock rallied so strongly that we chose to take profits and eliminate it from the portfolio. Other positive contributors in technology included Amphenol, which produces fiber-optic and coaxial cable, and Sandisk, which makes storage cards for digital cameras.

Industrial stocks rise

The portfolio's overweight in industrials also contributed positively to relative performance. One of the top performance contributors in the portfolio was Chicago Bridge & Iron, which designs and manufactures stainless steel structures such as natural gas storage tanks and oil refineries. Thanks to rising demand for oil and gas, the company saw a sharp increase in new projects.

Construction services provider Jacobs Engineering was another strong industrial performer. The company reported healthy earnings growth and won a sizable contract to provide engineering and scientific services at NASA's Johnson Space Center.

[Table at top left-hand side of page entitled "Sector distribution2." The first listing is Information technology-- 23%, the second is Industrials-- 21%, the third Health care-- 15%, the fourth Consumer discretionary-- 15%, the fifth Financials-- 13%, the sixth Energy-- 6%, the seventh Consumer staples-- 2% and the eighth Materials-- 2%.]

Health care and financials lag

Stock selection was less successful among health care and financial stocks. The most significant detractor from portfolio performance during the period was biotechnology firm Medicis Pharmaceutical, which specializes in aesthetic skin treatments. Medicis declined after agreeing to acquire breast implant maker Inamed in March. Other decliners in the portfolio's health care holdings included biotech company Martek Biosciences and medical device maker Advanced Neuromodulation.

[Pie chart just below middle of page with heading "Portfolio diversification2." The chart is divided into two sections (from top to right): Common stocks 97% and Short-term investments & other 3%. ]

In the financial sector, the worst detractor was municipal bond insurance provider Ambac Financial Group. Municipal bond issuers with lower credit ratings typically must offer higher interest rates to attract investors. Ambac provides credit enhancements to help these issuers avoid paying an interest rate premium. However, this interest rate premium declined significantly over the past year as bond investors took on additional risk, reducing demand for the credit enhancements that Ambac provides. Consequently, the company reported disappointing earnings and lowered its 2005 profit forecast.

Regional banks also struggled as rising short-term interest rates crimped profit margins. The portfolio held several bank stocks that declined during the period, including Umpqua Holdings, Cullen/Frost Bankers and Texas Regional Bancshares.

[Table at top of page entitled "Scorecard." The header for the left column is "Investment" and the header for the right column is "Period's performance...and what's behind the numbers." The first listing is ResMed followed by an up arrow with the phrase "Products treat sleep apnea, a growing and underpenetrated market." The second listing is National-Oilwell Varco followed by an up arrow with the phrase "Soaring oil prices boost oil drilling equipment maker." The third listing is Steel Dynamics followed by a down arrow with the phrase "Steelmaker declined amid higher inventories and expectations of lower steel prices."]

Outlook

We have a constructive outlook for the stock market in the near term. After a pessimistic start to the year, the market is positioned to benefit from a potent brew of supportive factors. We have seen anecdotal evidence of increases in job growth and capital expenditures, which should help keep the economy growing at a moderate but solid pace. Inflation has increased somewhat -- largely due to oil -- but remains benign overall, and the Fed appears to be nearly done with its series of interest rate hikes.

"After a pessimistic start to the
 year, the market is positioned to
 benefit from a potent brew of
 supportive factors."

We see some parallels between the market's recent performance and the market environment a decade ago. The Fed ramped up short-term interest rates in 1994, and the stock market experienced a mid-cycle downturn in early 1995. However, the market got back on track and finished the year with a gain of more than 30%. Although we don't anticipate that kind of performance for 2005, we do think the current environment is promising for stocks.

This commentary reflects the views of the portfolio managers through the end of the Fund's period discussed in this report. The managers' statements reflect their own opinions. As such, they are in no way guarantees of future events, and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

See the prospectus for the risks of investing in small-cap stocks.

1 Figures from Lipper, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

2 As a percentage of net assets on 4-30-05.

A LOOK AT
PERFORMANCE

For the period ended
April 30, 2005

                              Class A      Class B      Class C      Class I 1
Inception date                 8-4-03       8-4-03       8-4-03       8-4-03

Average annual returns with maximum sales charge (POP)
One year                         1.44%        1.27%        5.27%        7.02%
Since inception                  9.79        10.44        12.57        13.42

Cumulative total returns with maximum sales charge (POP)
Six months                      -0.22        -0.21         3.79         5.10
One year                         1.44         1.27         5.27         7.02
Since inception                 17.65        18.87        22.87        24.50

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. The Class B shares' CDSC declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I shares.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund's current performance may be higher or lower than the performance shown. For performance data current to the most recent month-end, please call 1-800-225-5291 or visit the Fund's Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund's performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors as described in the Fund's Class I share prospectus.

GROWTH OF
$10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we've shown the same investment in the Standard & Poor's MidCap 400 Index.

[Line chart with the heading "GROWTH OF $10,000." Within the chart are three lines. The first line represents the Standard & Poor's MidCap 400 Index and is equal to $13,165 as of April 30, 2005. The second line represents the value of the hypothetical $10,000 investment made in the John Hancock Mid Cap Equity Fund, before sales charge and is equal to $12,388 as of April 30, 2005. The third line represents the value of the hypothetical $10,000 investment made in the John Hancock Mid Cap Equity Fund, after sales charge, and is equal to $11,765 as of April 30, 2005.]

                                    Class B      Class C 1    Class I 2
Period beginning                     8-4-03       8-4-03       8-4-03
Without sales charge                $12,287      $12,287      $12,450
With maximum sales charge            11,887       12,287       12,450
Index                                13,165       13,165       13,165

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund's Class B, Class C and Class I shares, respectively, as of April 30, 2005. The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Standard & Poor's MidCap 400 Index is an unmanaged index that includes 400 domestic stocks of medium-size companies.

It is not possible to invest directly in an index. Index figures do not reflect sales charges and would be lower if they did.

1 No contingent deferred sales charge applicable.

2 For certain types of investors as described in the Fund's Class I share prospectus.

YOUR
EXPENSES

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

* Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

* Ongoing operating expenses including management fees, distribution and service fees (if applicable) and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund's actual ongoing operating expenses, and is based on your fund's actual return. It assumes an account value of $1,000.00 on October 31, 2004, with the same investment held until April 30, 2005.

Account value                            Expenses paid
$1,000.00          Ending value          during period
on 10-31-04          on 4-30-05          ended 4-30-05 1

Class A               $1,050.30                  $6.15
Class B                1,047.90                   8.40
Class C                1,047.90                   8.40
Class I                1,051.00                   4.58

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2005 by $1,000.00, then multiply it by the "expenses paid" for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Example

 --                                --      --              --
| My account value  /                |    | "expenses paid"  |      My
|                  / $1,000.00 = 8.6 | X $|                  | =  actual
|    $8,600.00    /                  |    |    from table    |   expenses
 --                                --      --              --

Hypothetical example for comparison purposes

This table allows you to compare your fund's ongoing operating expenses with those of any other fund. It provides an example of the Fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annual return before expenses (which is not your fund's actual return). It assumes an account value of $1,000.00 on October 31, 2004, with the same investment held until April 30, 2005. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

Account value                            Expenses paid
$1,000.00          Ending value          during period
on 10-31-04          on 4-30-05          ended 4-30-05 1

Class A               $1,018.80                  $6.06
Class B                1,016.60                   8.27
Class C                1,016.60                   8.27
Class I                1,020.33                   4.51

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund's annualized expense ratio of 1.20%, 1.65%, 1.65% and 0.90% for Class A, Class B, Class C and Class I, respectively, multiplied by the average account value over the period, multiplied by number of days in most recent fiscal half-year/365 or 366 (to reflect the one-half year period).

FINANCIAL STATEMENTS

FUND'S
INVESTMENTS

Securities owned
by the Fund on
April 30, 2005
(unaudited)

This schedule is divided into two main categories: common stocks and short-term investments. Common stocks are further broken down by industry group. Short-term investments, which represent the Fund's cash position, are listed last.


Issuer                                                                                         Shares           Value
Common stocks 97.30%                                                                                       $2,271,840
(Cost $2,045,320)

Aerospace & Defense 2.13%                                                                                      49,679
L-3 Communications Holdings, Inc.                                                                 700          49,679

Air Freight & Logistics 3.99%                                                                                  93,094
C.H. Robinson Worldwide, Inc.                                                                     900          46,440
Expeditors International of Washington, Inc.                                                      950          46,654

Application Software 3.62%                                                                                     84,762
Henry (Jack) & Associates, Inc.                                                                 2,600          44,694
Open Text Corp. (Canada) (I)                                                                    2,700          40,068

Asset Management & Custody Banks 2.01%                                                                         46,860
Eaton Vance Corp.                                                                               2,000          46,860

Auto Parts & Equipment 1.90%                                                                                   44,250
Autoliv, Inc.                                                                                   1,000          44,250

Biotechnology 4.40%                                                                                           102,626
Invitrogen Corp. (I)                                                                              800          58,616
Martek Biosciences Corp. (I)                                                                    1,150          44,010

Casinos & Gaming 3.54%                                                                                         82,597
Alliance Gaming Corp. (I)(L)                                                                    3,000          34,200
Station Casinos, Inc.                                                                             750          48,397

Computer Hardware 2.12%                                                                                        49,510
Avid Technology, Inc. (I)                                                                       1,000          49,510

Computer Storage & Peripherals 3.64%                                                                           84,918
QLogic Corp. (I)                                                                                1,200          39,888
SanDisk Corp. (I)                                                                               1,900          45,030

Construction & Engineering 4.15%                                                                               96,926
Chicago Bridge & Iron Co. N.V. (N.Y. Reg Shares) (Netherlands)                                  2,100          46,998
Jacobs Engineering Group, Inc. (I)                                                              1,025          49,928

See notes to
financial statements.


10


FINANCIAL STATEMENTS


Issuer                                                                                         Shares           Value
Diversified Commercial Services 6.52%                                                                        $152,313
ChoicePoint, Inc. (I)                                                                           1,200          47,364
Corporate Executive Board Co. (The)                                                               800          52,584
Universal Technical Institute, Inc. (I)                                                         1,500          52,365

Electronic Equipment Manufacturers 4.05%                                                                       94,528
Amphenol Corp. (Class A)                                                                        1,400          55,216
Cognex Corp.                                                                                    1,800          39,312

Health Care Equipment 6.58%                                                                                   153,751
Advanced Neuromodulation Systems, Inc. (I)                                                      1,600          48,176
Kyphon, Inc. (I)                                                                                1,900          49,685
ResMed, Inc. (I)                                                                                  900          55,890

Health Care Services 2.54%                                                                                     59,332
Covance, Inc. (I)                                                                               1,300          59,332

Homebuilding 1.99%                                                                                             46,442
Pulte Homes, Inc.                                                                                 650          46,442

Household Products 2.14%                                                                                       50,022
Yankee Candle Co., Inc. (The)                                                                   1,800          50,022

Industrial Machinery 3.95%                                                                                     92,161
Finning International, Inc. (Canada)                                                            1,800          48,121
Middleby Corp. (The) (I)                                                                        1,000          44,040

IT Consulting & Other Services 4.45%                                                                          103,978
Anteon International Corp. (I)                                                                  1,150          48,070
CACI International, Inc. (Class A) (I)                                                            900          55,908

Oil & Gas Drilling 1.84%                                                                                       43,096
Nabors Industries Ltd. (Bermuda) (I)                                                              800          43,096

Oil & Gas Equipment & Services 3.69%                                                                           86,053
BJ Services Co.                                                                                   950          46,313
National-Oilwell Varco, Inc. (I)                                                                1,000          39,740

Pharmaceuticals 1.92%                                                                                          44,960
Medicis Pharmaceutical Corp. (Class A)                                                          1,600          44,960

Property & Casualty Insurance 1.89%                                                                            44,121
Ambac Financial Group, Inc.                                                                       660          44,121

Regional Banks 7.35%                                                                                          171,622
Cullen/Frost Bankers, Inc.                                                                      1,075          46,569
Texas Regional Bancshares, Inc. (Class A)                                                       1,425          39,715
UCBH Holdings, Inc.                                                                             2,600          40,898
Umpqua Holdings Corp.                                                                           2,000          44,440

See notes to
financial statements.


11


FINANCIAL STATEMENTS


Issuer                                                                                         Shares           Value
Restaurants 1.71%                                                                                             $39,897
Cheesecake Factory, Inc. (The) (I)                                                              1,300          39,897

Semiconductor Equipment 3.75%                                                                                  87,616
Novellus Systems, Inc. (I)                                                                      1,750          41,003
Varian Semiconductor Equipment Associates, Inc. (I)                                             1,250          46,613

Semiconductors 1.65%                                                                                           38,412
Intersil Corp. (Class A)                                                                        2,200          38,412

Specialty Stores 6.11%                                                                                        142,727
Michaels Stores, Inc.                                                                           1,500          49,800
O'Reilly Automotive, Inc. (I)                                                                   1,000          51,320
Tiffany & Co.                                                                                   1,380          41,607

Steel 1.69%                                                                                                    39,411
Steel Dynamics, Inc.                                                                            1,450          39,411

Thrifts & Mortgage Finance 1.98%                                                                               46,176
IndyMac Bancorp., Inc.                                                                          1,200          46,176


Issuer, description                                                                            Shares           Value
Short-term investments 1.33%                                                                                  $31,000
(Cost $31,000)

Cash Equivalents 1.33%                                                                                         31,000
AIM Cash Investment Trust (T)                                                                  31,000          31,000

Total investments 98.63%                                                                                   $2,302,840

Other assets and liabilities, net 1.37%                                                                       $31,901

Total net assets 100.00%                                                                                   $2,334,741


(I) Non-income-producing security.

(L) All or a portion of this security is on loan as of April 30, 2005.

(T) Represents investment of securities lending collateral.

    Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

    The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to
financial statements.

FINANCIAL STATEMENTS

ASSETS AND
LIABILITIES

April 30, 2005
(unaudited)

This Statement
of Assets and
Liabilities is the
Fund's balance
sheet. It shows
the value of
what the Fund
owns, is due
and owes. You'll
also find the net
asset value and
the maximum
offering price
per share.

Assets
Investments, at value (cost $2,076,320)
including $30,392 of securities loaned                             $2,302,840
Cash                                                                   68,886
Receivable for investments sold                                        10,432
Dividends receivable                                                      166
Receivable from affiliates                                              6,163
Other assets                                                               52

Total assets                                                        2,388,539

Liabilities
Payable for investments purchased                                      13,859
Payable upon receipt of securities loaned                              31,000
Payable to affiliates
Management fees                                                         1,583
Distribution and service fees                                              83
Other                                                                      90
Other payables and accrued expenses                                     7,183

Total liabilities                                                      53,798

Net assets
Capital paid-in                                                     1,998,181
Accumulated net realized gain on investments
and foreign currency transactions                                     117,883
Net unrealized appreciation of investments                            226,520
Accumulated net investment loss                                        (7,843)

Net assets                                                         $2,334,741

Net asset value per share
Based on net asset values and shares outstanding --
the Fund has an unlimited number of shares
authorized with no par value
Class A ($1,985,721 [DIV] 170,000 shares)                              $11.68
Class B ($115,789 [DIV] 10,000 shares)                                 $11.58
Class C ($115,790 [DIV] 10,000 shares)                                 $11.58
Class I ($117,441 [DIV] 10,000 shares)                                 $11.74

Maximum offering price per share
Class A 1 ($11.68 [DIV] 95%)                                           $12.29

See notes to
financial statements.

FINANCIAL STATEMENTS

OPERATIONS

For the period ended
April 30, 2005
(unaudited) 1

This Statement
of Operations
summarizes the
Fund's investment
income earned and
expenses incurred
in operating the
Fund. It also shows
net gains (losses)
for the period
stated.

Investment income
Dividends (net of foreign withholding taxes of $61)                    $6,067
Securities lending                                                        710
Interest                                                                  276

Total investment income                                                 7,053

Expenses
Investment management fees                                              9,690
Class A distribution and service fees                                   3,090
Class B distribution and service fees                                     451
Class C distribution and service fees                                     451
Class A, B and C transfer agent fees                                      627
Class I transfer agent fees                                                30
Printing                                                                7,593
Professional fees                                                       5,512
Custodian fees                                                          3,969
Registration and filing fees                                            2,425
Accounting and legal services fees                                        298
Miscellaneous                                                             284

Total expenses                                                         34,420
Less expense reductions                                               (19,527)

Net expenses                                                           14,893

Net investment loss                                                    (7,840)

Realized and unrealized gain

Net realized gain on
Investments                                                           117,881
Foreign currency transactions                                               3
Change in net unrealized appreciation (depreciation)
of investments                                                          9,374

Net realized and unrealized gain                                      127,258

Increase in net assets from operations                               $119,418

1 Semiannual period from 11-1-04 through 4-30-05.

See notes to
financial statements.

FINANCIAL STATEMENTS

CHANGES IN
NET ASSETS

These Statements
of Changes in Net
Assets show how
the value of the
Fund's net assets
has changed
during the last
two  periods. The
difference reflects
earnings less
expenses, any
investment
gains and losses,
distributions, if
any, paid to
shareholders and
the net of Fund
share transactions.
                                                           Year        Period
                                                          ended         ended
                                                       10-31-04       4-30-05 1
Increase (decrease) in net assets
From operations

Net investment loss                                    ($13,489)      ($7,840)
Net realized gain                                       120,057       117,884
Change in net unrealized
appreciation (depreciation)                             (18,371)        9,374

Increase in net assets resulting
from operations                                          88,197       119,418

Distributions to shareholders
From net realized gain
Class A                                                 (30,011)      (90,525)
Class B                                                  (1,765)       (5,325)
Class C                                                  (1,765)       (5,325)
Class I                                                  (1,765)       (5,325)
                                                        (35,306)     (106,500)
Net assets
Beginning of period                                   2,268,932     2,321,823

End of period 2                                      $2,321,823    $2,334,741

1 Semiannual period from 11-1-04 through 4-30-05. Unaudited.

2 Includes accumulated net investment loss of $3 and $7,843, respectively.

See notes to
financial statements.

FINANCIAL HIGHLIGHTS

FINANCIAL
HIGHLIGHTS

CLASS A SHARES

The Financial Highlights show how the Fund's net asset value for a share has changed since the end of the previous period.

Period ended                              10-31-03 1    10-31-04     4-30-05 2

Per share operating performance
Net asset value,
beginning of period                         $10.00        $11.35      $11.61
Net investment loss 3                        (0.01)        (0.06)     (0.04)
Net realized and unrealized
gain on investments                           1.36          0.50        0.64
Total from
investment operations                         1.35          0.44        0.60
Less distributions
From net realized gain                          --         (0.18)     (0.53)
Net asset value, end of period              $11.35        $11.61      $11.68
Total return 4,5 (%)                         13.50 6        3.92        5.03 6

Ratios and supplemental data
Net assets, end of period
(in millions)                                   $2            $2          $2
Ratio of expenses
to average net assets (%)                     1.20 7        1.20        1.20 7
Ratio of adjusted expenses
to average net assets 8 (%)                   6.20 7        2.42        2.81 7
Ratio of net investment loss
to average net assets (%)                    (0.57) 7      (0.56)      (0.62) 7
Portfolio turnover (%)                          48            46          27

See notes to
financial statements.

FINANCIAL HIGHLIGHTS

CLASS B SHARES

Period ended                              10-31-03 1    10-31-04     4-30-05 2

Per share operating performance
Net asset value,
beginning of period                         $10.00        $11.33      $11.54
Net investment loss 3                        (0.03)        (0.12)      (0.06)
Net realized and unrealized
gain on investments                           1.36          0.51        0.63
Total from
investment operations                         1.33          0.39        0.57
Less distributions
From net realized gain                          --         (0.18)      (0.53)
Net asset value, end of period              $11.33        $11.54      $11.58
Total return 4,5 (%)                         13.30 6        3.49        4.79 6

Ratios and supplemental data
Net assets, end of period
(in millions)                                   -- 9          -- 9        -- 9
Ratio of expenses
to average net assets (%)                     1.90 7        1.65        1.65 7
Ratio of adjusted expenses
to average net assets 8 (%)                   6.90 7        2.87        3.26 7
Ratio of net investment loss
to average net assets (%)                    (1.27) 7      (1.01)      (1.07) 7
Portfolio turnover (%)                          48            46          27

See notes to
financial statements.

FINANCIAL HIGHLIGHTS

CLASS C SHARES

Period ended                              10-31-03 1    10-31-04     4-30-05 2

Per share operating performance
Net asset value,
beginning of period                         $10.00        $11.33      $11.54
Net investment loss 3                        (0.03)        (0.12)      (0.06)
Net realized and unrealized
gain on investments                           1.36          0.51        0.63
Total from
investment operations                         1.33          0.39        0.57
Less distributions
From net realized gain                          --         (0.18)      (0.53)
Net asset value, end of period              $11.33        $11.54      $11.58
Total return 4,5 (%)                         13.30 6        3.49        4.79 6

Ratios and supplemental data
Net assets, end of period
(in millions)                                   -- 9          -- 9        -- 9
Ratio of expenses
to average net assets (%)                     1.90 7        1.65        1.65 7
Ratio of adjusted expenses
to average net assets 8 (%)                   6.90 7        2.87        3.26 7
Ratio of net investment loss
to average net assets (%)                    (1.27) 7      (1.01)      (1.07) 7
Portfolio turnover (%)                          48            46          27

See notes to
financial statements.

FINANCIAL HIGHLIGHTS

CLASS I SHARES

Period ended                              10-31-03 1    10-31-04     4-30-05 2

Per share operating performance
Net asset value,
beginning of period                         $10.00        $11.35      $11.66
Net investment loss 3                        (0.01)        (0.03)      (0.02)
Net realized and unrealized
gain on investments                           1.36          0.52        0.63
Total from
investment operations                         1.35          0.49        0.61
Less distributions
From net realized gain                          --         (0.18)      (0.53)
Net asset value, end of period              $11.35        $11.66      $11.74
Total return 4,5 (%)                         13.50 6        4.37        5.10 6

Ratios and supplemental data
Net assets, end of period
(in millions)                                  -- 9           -- 9        -- 9
Ratio of expenses
to average net assets (%)                     0.90 7        0.90        0.90 7
Ratio of adjusted expenses
to average net assets 8 (%)                   5.90 7        2.12        2.51 7
Ratio of net investment loss
to average net assets (%)                    (0.27) 7      (0.26)      (0.32) 7
Portfolio turnover (%)                          48            46          27


1 Class A, Class B, Class C and Class I shares began operations on 8-4-03.

2 Semiannual period from 11-1-04 through 4-30-05. Unaudited.

3 Based on the average of the shares outstanding.

4 Assumes dividend reinvestment and does not reflect the effect of sales charges.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Not annualized.

7 Annualized.

8 Does not take into consideration expense reductions during the periods shown.

9 Less than $500,000.

See notes to
financial statements.

NOTES TO
STATEMENTS

Unaudited

Note A
Accounting policies

John Hancock Mid Cap Equity Fund (the "Fund") is a diversified series of John Hancock Series Trust, an open-end management investment company registered under the Investment Company Act of 1940. The investment objective of the Fund is to seek long-term capital appreciation.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B, Class C and Class I shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Significant accounting policies
of the Fund are as follows:

Valuation of investments

Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or, if quotations are not readily available, or the value has been materially affected by events occurring after the closing of a foreign market, at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt instruments which have a remaining maturity of 60 days or less may be valued at amortized cost, which approximates market value. Investments in AIM Cash Investment Trust are valued at their net asset value each business day. All portfolio transactions initially expressed in terms of foreign currencies have been translated into U.S. dollars as described in "Foreign currency translation" below.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the "Adviser"), a wholly owned subsidiary of John Hancock Financial Services, Inc., may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Foreign currency
translation

All assets or liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars based on London currency exchange quotations as of 4:00 P.M., London time, on the date of any determination of the net asset value of the Fund. Transactions affecting statement of operations accounts and net realized gain (loss) on investments are translated at the rates prevailing at the dates of the transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign currency exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis. Capital gains realized on some foreign securities are subject to foreign taxes, which are accrued as applicable.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distri bution and service fees, if any, and transfer agent fees for Class I shares, are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Securities lending

The Fund may lend securities to certain qualified brokers who pay the Fund negotiated lender fees. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral, should the borrower of the securities fail financially. At April 30, 2005, the Fund loaned securities having a market value of $30,392 collateralized by cash in the amount of $31,000. The cash collateral was invested in a short-term instrument. Securities lending expenses in the amount of $32 for the period ended April 30, 2005, are paid by the Fund to the Adviser.

Federal income taxes

The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Dividends, interest
and distributions

Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. During the year ended October 31, 2004, the tax character of distributions paid was as follows: ordinary income $35,306. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

Note B
Management fee
and transactions with
affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.80% of the first $500,000,000 of the Fund's average daily net asset value, (b) 0.75% of the next $500,000,000 and (c) 0.70% of the Fund's average daily net asset value in excess of $1,000,000,000.

The Adviser has agreed to limit the Fund's total expenses, excluding the distribution and service fees and transfer agent fees, to 0.90% of the Fund's average daily net asset value, on an annual basis, at least until February 28, 2006. Accordingly, the expense reductions related to this total expense limitation amounted to $18,922 for the period ended April 30, 2005. The Adviser reserves the right to terminate this limitation in the future.

The Fund has Distribution Plans with John Hancock Funds, LLC ("JH Funds"), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C, pursuant to Rule 12b-1 under the Investment Company Act of 1940, to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30% of Class A average daily net asset value and 1.00% of Class B and Class C average daily net asset value. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

Class A shares are assessed up-front sales charges. During the period ended April 30, 2005 JH Funds received no net up-front sales charges with regard to sales of Class A shares.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge ("CDSC") at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used, in whole or in part, to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended April 30, 2005, JH Funds received no CDSCs with regard to Class B and Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. ("Signature Services"), an indirect subsidiary of JHLICo. For Class A, Class B and Class C shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of each class's average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value. For Class I shares the Fund pays a monthly transfer agent fee at a total annual rate of 0.05% of Class I average daily net asset value. Signature Services has agreed to waive the asset-based portion of its fee until further notice. Accordingly, transfer agent fee reductions during the period ended April 30, 2005 amounted to $575 for Class A, Class B and Class C shares and to $30 for Class I shares. Signature Services reserves the right to terminate this limitation at any time.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the period amounted to $298. The Fund also paid the Adviser the amount of $91 for certain publishing services, included in the printing fees.

The Adviser and other subsidiaries of John Hancock Life Insurance Company owned 200,000 shares of beneficial interest of the Fund on April 30, 2005.

Mr. James A. Shepherdson is a director and officer of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Note C
Fund share
transactions

The Fund had no Fund shares sold, reinvested and repurchased during the last two periods.

Note D
Investment
transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended April 30, 2005, aggregated $627,467 and $668,278, respectively.

The cost of investments owned on April 30, 2005, including short-term investments, for federal income tax purposes, was $2,076,320. Gross unrealized appreciation and depreciation of investments aggregated $356,420 and $129,900, respectively, resulting in net unrealized appreciation of $226,520.

Note E
Shareholder meeting

On December 1, 2004, a Special Meeting of shareholders of the Fund was held to elect nine Trustees effective January 1, 2005.

Proxies covering 190,000 shares of beneficial interest were voted at the meeting.

The shareholders elected the following Trustees to serve until their respective successors are duly elected and qualified, with the votes tabulated as follows:

                                                    WITHHELD
                                 FOR               AUTHORITY
------------------------------------------------------------
James F. Carlin                  190,000                 --
Richard P. Chapman, Jr.          190,000                 --
William H. Cunningham            190,000                 --
Ronald R. Dion                   190,000                 --
Charles L. Ladner                190,000                 --
Dr. John A. Moore                190,000                 --
Patti McGill Peterson            190,000                 --
Steven R. Pruchansky             190,000                 --
James A. Shepherdson             190,000                 --

For more information

The Fund's proxy voting policies, procedures and records are available without charge, upon request:

By phone          On the Fund's Web site    On the SEC's Web site

1-800-225-5291    www.jhfunds.com/proxy     www.sec.gov

Trustees

Charles L. Ladner, Chairman*
James F. Carlin
Richard P. Chapman, Jr.*
William H. Cunningham
Ronald R. Dion
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky
James A. Shepherdson
Lt. Gen. Norman H. Smith,
USMC (Ret.)

*Members of the Audit Committee

Officers

James A. Shepherdson
President and
Chief Executive Officer

William H. King
Vice President and Treasurer

Investment adviser

John Hancock Advisers, LLC
101 Huntington Avenue
Boston, MA 02199-7603

Principal distributor

John Hancock Funds, LLC
101 Huntington Avenue
Boston, MA 02199-7603

Custodian

The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent

John Hancock Signature
Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Legal counsel

Wilmer Cutler Pickering
Hale and Dorr LLP
60 State Street
Boston, MA 02109-1803

The Fund's investment objective, risks, charges and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, call your financial professional, call John Hancock Funds at 1-800-225-5291, or visit the Fund's Web site at www.jhfunds.com. Please read the prospectus carefully before investing or sending money.

How to contact us

Internet    www.jhfunds.com

Mail        Regular mail:                       Express mail:
            John Hancock                        John Hancock
            Signature Services, Inc.            Signature Services, Inc.
            1 John Hancock Way, Suite 1000      Mutual Fund Image Operations
            Boston, MA 02217-1000               529 Main Street
                                                Charlestown, MA 02129

Phone       Customer service representatives    1-800-225-5291
            24-hour automated information       1-800-338-8080
            TDD line                            1-800-554-6713

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the Securities and Exchange Commission's Web site, www.sec.gov.

[A 1 1/2" x 1/2" John Hancock (Signature) logo in upper left hand corner. A tag line below reads "JOHN HANCOCK FUNDS."]

1-800-225-5291
1-800-554-6713 (TDD)
1-800-338-8080 EASI-Line

www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of
the shareholders of John Hancock
Mid Cap Equity Fund.

810SA  4/05
       6/05

JOHN HANCOCK
Technology Fund

4.30.2005

Semiannual Report

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]

[A photo of James A. Shepherdson, Chief Executive Officer, flush left next to first paragraph.]

CEO CORNER

Table of contents

Your fund at a glance
page 1

Managers' report
page 2

A look at performance
page 6

Growth of $10,000
page 7

Your expenses
page 8

Fund's investments
page 10

Financial statements
page 15

For more information
page 29


Dear Fellow Shareholders,

After advancing for a second straight year in 2004, the stock market pulled back in the first four months of 2005. For much of 2004 the market had been in the doldrums as investors fretted about rising oil prices, higher interest rates, the war in Iraq and a closely contested presidential race. But the year ended on a high note with a sharp rally sparked by a definitive end to the U.S. presidential election and moderating oil prices.

Investors were brought back down to earth in January, however, as the market declined in three of the four weeks and produced negative results for the month in a broad-based move downward. Rising oil prices and interest rates, and concerns about less robust corporate earnings growth were among the culprits that kept investors on the sidelines. Investors began to re-enter the market in February, reversing January's decline. But as the month progressed into March and April investors again grew concerned about further spikes in oil prices and rising interest rates. As a result, the first four months of 2005 ended with the major indexes in the red. By the end of April, the Dow Jones Industrial Average had returned -4.81%, the S&P 500 Index returned -4.00%, while the Nasdaq Composite Index fell by 11.67%. Bonds performed slightly better, managing to produce positive results, with the Lehman Brothers Aggregate Bond Index returning 0.87%.

In October, you may recall we requested your vote on a proposal regarding the election of your fund's Board of Trustees. We are pleased to report that shareholders overwhelmingly approved the proposal, which became effective January 1, 2005. As a result, all open-end John Hancock funds now have the same Board of Trustees, comprised of ten members -- nine of them, including the Chairman, are independent Trustees with no direct or indirect interest in John Hancock Advisers, LLC, your fund's investment adviser. We believe this move is a way to improve the effectiveness of the Trustees' oversight of the funds, and we are grateful for your support.

Sincerely,

/S/ James A. Shepherdson

James A. Shepherdson,
Chief Executive Officer

This commentary reflects the CEO's views as of April 30, 2005. They are subject to change at any time.

YOUR FUND
AT A GLANCE

The Fund seeks
long-term growth of
capital by  normally
investing at least
80% of its assets in
stocks of U.S. and
foreign  technology
companies.

Over the last six months

* The stock market managed to post modest gains despite rising interest rates and oil prices.

* Technology stocks gave up their year-end rally and fell significantly behind the market in 2005, producing negative results for the period.

* The Fund, while losing some ground, was able to outperform its benchmark index and peer group average because of a shift toward software products that better withstood the tech sector's decline.

[Bar chart with heading "John Hancock Technology Fund." Under the heading is a note that reads "Fund performance for the six months ended April 30, 2005." The chart is scaled in increments of 2% with -4% at the bottom and 0% at the top. The first bar represents the -3.10% total return for Class
A. The second bar represents the -3.38% total return for Class B. The third bar represents the -3.38% total return for Class C. The fourth bar represents the -2.59% total return for Class I. A note below the chart reads "Total returns for the Fund are at net asset value with all distributions reinvested. These returns do not reflect the deduction of the

Top 10 holdings

 4.7%   Cisco Systems, Inc.
 4.6%   Texas Instruments, Inc.
 4.5%   Applied Materials, Inc.
 4.4%   Microsoft Corp.
 4.3%   Cadence Design Systems, Inc.
 4.2%   EMC Corp.
 4.2%   Digital Insight Corp.
 4.1%   International Business Machine Corp.
 4.1%   Oracle Corp.
 4.1%   Mercury Interactive Corp.

As a percentage of net assets on April 30, 2005.

BY ANURAG PANDIT, CFA, PORTFOLIO MANAGER

MANAGER'S
REPORT

JOHN HANCOCK
Technology Fund

Anurag Pandit recently assumed the management of John Hancock Technology Fund, replacing an outside subadvisor to the Fund. Mr. Pandit, a senior vice president who joined John Hancock Advisers in 1996, also manages John Hancock Multi Cap Growth Fund and John Hancock Small Cap Growth Fund.

After soaring in the final two months of 2004, technology stocks suffered steep declines in the first four months of 2005, resulting in disappointing returns for the sector during the six-month period that ended April 30, 2005. When the period began, economic growth was strong and American corporations were flush with cash, fueling expectations that corporate tech spending would strengthen and, in the process, bolster tech stock prices. But from the very outset of 2005, conditions turned decidedly negative. High oil prices and concerns over slowing economic conditions prompted nervous investors to pull back from tech stocks for fear that corporate America wouldn't spend its cash to buy technology products and services. Valuation concerns also weighed on tech company stocks given their strong advances over the prior year or so and the fact that earnings, rather than continuing their impressive rise, began to stabilize.

"After soaring in the final two
 months of 2004, technology
 stocks suffered steep declines in
 the first four months of 2005..."

Performance

For the six months ended April 30, 2005, John Hancock Technology Fund's Class A, Class B, Class C and Class I shares posted total returns of -3.10%, -3.38%, -3.38% and -2.59%, respectively, at net asset value. During the same six-month period, the Russell 3000 Technology Index returned -4.02% and the average science and technology fund had a total return of -4.60% according to Lipper, Inc. 1 while the Standard & Poor's Index returned 3.28%. Keep in mind that your net asset value return will be different from the Fund's performance if you were not invested in the Fund for the entire period and did not reinvest all distributions. See pages six and seven for historical performance results.

Fund performance explained

When tech stocks were on a tear in the first two months of the period, the Fund significantly outpaced its benchmark and peer group due primarily to a large weighting in economically cyclical semiconductor chip makers and smaller, speculative companies. They surged ahead on strong economic growth and significant investor demand for riskier assets. A good example of our best performers in the semiconductor area was Memc Electronics, which is engaged in the design, manufacture and sale of electronic grade wafers used in the semiconductor industry.

[Photo of Anurag Pandit, flush right next to first paragraph.]

"...we built up our stake in software
 companies, a move that helped us
 hold our ground when the market
 came under pressure during the first
 four months of 2005."

Boost in software

Later, we shifted our focus away from the semiconductor sector in recognition of their lofty valuations, the slowing economy and the market's growing preference for larger-cap, value-oriented stocks. So we built up our stake in software companies, a move that helped us hold our ground when the market came under pressure during the first four months of 2005. Among software companies, our biggest winner was Autodesk, Inc., which is a leading design software and digital content company used by customers in the building, manufacturing, infrastructure, digital media and wireless data services industries. The company benefited from rising global demand for its strong portfolio of products. Digital Insight, a relatively new addition to the Fund that makes software for Internet banking, also performed very well.

Other good performers included Western Digital, buoyed by strong demand for its hard disk drives. Satellite radio company Sirius Satellite rallied strongly in large part due to the news of a new CEO and expanded programming. Given the recent runup in Sirius' stock price, we chose to sell it to lock in gains and look for more compelling opportunities elsewhere. We also enjoyed good gains from Western Digital, maker of storage devices, which managed to post strong earnings and profit gains even in the face of slowing tech spending.

Among the laggards for the period was eBay, which suffered from lackluster earnings results and concerns about reductions in fees it charges its clients. In light of that, we cut back our stake in the company, but held onto some of it because we believe eBay is a well-managed company with strong prospects for the future. Symantec also disappointed, suffering from weaker-than-expected earnings, investors' pessimism about the company's acquisition of Veritas Software and fears of heightened competition in response to Microsoft's comments that it may enter the virus protection business.

[Table at top left-hand side of page entitled "Industry distribution2." The first listing is Communications equipment - 15%, the second is Application software - 14%, the third is Systems software - 14%, the fourth is Semiconductors - 13%, the fifth is Computer hardware - 12%, the sixth is Internet software & services - 9%, the seventh is Computer storage and peripherals - 7%, the eighth is Semiconductor equipment - 6%, the ninth is Data processing & outsourced services - 4%, the tenth is Wireless telecommunication services - 4% and the eleventh is All others - 2%.]

Strategic shifts

We've recently made some strategic changes to the portfolio that we believe will benefit the Fund in the coming year. First, we slightly reduced the Fund's number of holdings and concentrated it a bit more heavily in our ten favorite stocks. We also increased the average and median market cap of the Fund's holdings, emphasizing companies that have higher profitability and less debt. Even after those modifications, the portfolio has virtually the same growth characteristics as it did previously. And despite the reduced number of stocks, we believe the portfolio is positioned more conservatively now, given its larger-cap bias. While it is not our philosophy to be more conservative per se, our expectations are that larger-cap value-oriented stocks are likely to perform best in the coming months.

[Pie chart just below middle of page with heading "Portfolio diversification2." The chart represents 100% of Bonds, stocks and warrants.]

Outlook

Overall, we believe that the outlook for tech stocks over the next year or so is neutral. We see no "killer application" on the near-term horizon that will substantially boost corporate and consumer tech spending. That said, there are a number of subsectors within technology that we believe continue to offer good prospects for growth. In the software arena, we think that enterprise software companies could further benefit as corporations loosen their purse strings to improve productivity and profitability, and replace obsolete or worn out software. Within the hardware industry, we think the best prospects for growth come from companies involved with communications equipment. Voice over internet protocol is a very exciting area of growth and the demand for wireless equipment remains strong, with more than 700 million phones likely sold this year worldwide. The demand for data storage also continues to expand at a rapid pace.

[Table at top of page entitled "Scorecard." The header for the left column is "Investment" and the header for the right column is "Period's performance...and what's behind the numbers." The first listing is Autodesk followed by an up arrow with the phrase "Rising global demand for impressive product portfolio." The second listing is Western Digital followed by an up arrow with the phrase "Strong demand for hard disc drives fuels earnings." The third listing is eBay followed by a down arrow with the phrase "Reduction in customer prices, fear of increase competition."]

"...there are a number of subsectors
 within technology that we believe con
 tinue to offer good prospects
 for growth."

This commentary reflects the views of the portfolio manager through the end of the Fund's period discussed in this report. The manager's statements reflect his own opinions. As such, they are in no way guarantees of future events, and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Sector investing is subject to greater risks than the market as a whole.

1 Figures from Lipper, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

2 As a percentage of net assets on 4-30-05.

A LOOK AT
PERFORMANCE

For the period ended
April 30, 2005

                              Class A      Class B      Class C      Class I 1
Inception date                1-13-83       1-3-94       3-1-99       3-1-01

Average annual returns with maximum sales charge (POP)
One year                       -11.33%      -11.79%       -8.07%       -5.85%
Five years                     -27.24       -27.28       -26.99           --
Ten years                        1.19         1.15           --           --
Since inception                    --           --       -11.33       -15.89

Cumulative total returns with maximum sales charge (POP)
Six months                      -7.94        -8.21        -4.34        -2.59
One year                       -11.33       -11.79        -8.07        -5.85
Five years                     -79.61       -79.66       -79.26           --
Ten years                       12.55        12.15           --           --
Since inception                    --           --       -52.34       -51.37

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. The Class B shares' CDSC declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I shares.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund's current performance may be higher or lower than the performance shown. For performance data current to the most recent month-end, please call 1-800-225-5291 or visit the Fund's Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund's performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors as described in the Fund's Class I share prospectus.

GROWTH OF
$10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we've shown the same investment in two separate indexes.

[Line chart with the heading "GROWTH OF $10,000." Within the chart are four lines. The first line represents the Standard & Poor's 500 index and is equal to $26,562 as of April 30, 2005. The second line represents the Russell 3000 Technology Index and is equal to $21,029 as of April 30, 2005. The third line represents the value of the hypothetical $10,000 investment made in the John Hancock Technology Fund, before sales charge, and is equal to $11,848 as of April 30, 2005. The third line represents the value of the same hypothetical investment made in the John Hancock Technology Fund, after sales charge, and is equal to $11,255 as of April 30, 2005.]


                                    Class B 1    Class C 1    Class I 2
Period beginning                    4-30-95       3-1-99       3-1-01
Technology Fund                     $11,215       $4,766       $4,863
Index 1                              26,562       10,265        9,980
Index 2                              21,029        6,695        7,001

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund's Class B, Class C and Class I shares, respectively, as of April 30, 2005. The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Standard & Poor's 500 Index -- Index 1 -- is an unmanaged index that includes 500 widely traded common stocks.

Russell 3000 Technology Index -- Index 2 -- is an unmanaged index of technology sector stocks in the Russell 3000 Index, which represents the 3,000 largest U.S. companies based on total market capitalization.

It is not possible to invest directly in an index. Index figures do not reflect sales charges and would be lower if they did.

1 No contingent deferred sales charge applicable.

2 For certain types of investors as described in the Fund's Class I share prospectus.

YOUR
EXPENSES

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

* Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

* Ongoing operating expenses including management fees, distribution and service fees (if applicable) and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund's actual ongoing operating expenses, and is based on your fund's actual return. It assumes an account value of $1,000.00 on October 31, 2004, with the same investment held until April 30, 2005.

Account value                           Expenses paid
$1,000.00         Ending value          during period
on 10-31-04         on 4-30-05          ended 4-30-05 1

Class A                $969.00                  $9.06
Class B                 966.20                  12.49
Class C                 966.20                  12.49
Class I                 974.10                   4.71

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2005 by $1,000.00, then multiply it by the "expenses paid" for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Example

 --                                --      --              --
| My account value  /                |    | "expenses paid"  |      My
|                  / $1,000.00 = 8.6 | X $|                  | =  actual
|    $8,600.00    /                  |    |    from table    |   expenses
 --                                --      --              --

Hypothetical example for comparison purposes

This table allows you to compare your fund's ongoing operating expenses with those of any other fund. It provides an example of the Fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annual return before expenses (which is not your fund's actual return). It assumes an account value of $1,000.00 on October 31, 2004, with the same investment held until April 30, 2005. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

Account value                           Expenses paid
$1,000.00         Ending value          during period
on 10-31-04         on 4-30-05          ended 4-30-05 1

Class A              $1,015.60                  $9.27
Class B               1,012.10                  12.78
Class C               1,012.10                  12.78
Class I               1,020.03                   4.82


Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund's annualized expense ratio of 1.86%, 2.56%, 2.56% and 0.96% for Class A, Class B, Class C and Class I, respectively, multiplied by the average account value over the period, multiplied by number of days in most recent fiscal half-year/365 or 366 (to reflect the one-half year period).

FINANCIAL STATEMENTS

FUND'S
INVESTMENTS

Securities owned
by the Fund on
April 30, 2005
(unaudited)

This schedule is divided into five main categories: bonds, common stocks, preferred stocks, warrants and short-term investments. The bonds, common and preferred stocks and warrants are further broken down by industry group. Short-term investments, which represent the Fund's cash position, are listed last.


                                                   Interest      Maturity      Credit        Par value
Issuer, description                                    rate      date          rating            (000)          Value
Bonds 0.02%                                                                                                   $56,084
(Cost $496,977)

Air Freight & Logistics 0.00%                                                                                       0
Piedmont Aviation, Inc.,
Equip Tr Cert 1988 Ser F (B)(G)(H)                   10.350%     03-28-09      D                 $500               0

IT Consulting & Other Services 0.02%                                                                           56,084
Gomez, Inc.,
Sr Sec Note (G)(K)                                   10.000%     11-08-06      CC                  56          56,084


Issuer                                                                                         Shares           Value
Common stocks 99.45%                                                                                     $312,519,999
(Cost $276,225,422)

Application Software 14.18%                                                                                44,558,947
Cadence Design Systems, Inc. (I)(L)                                                           974,300      13,640,200
Cognos, Inc. (Canada) (I)                                                                     139,350       5,273,004
Commercialware, Inc. (K)                                                                        1,000           3,300
Hyperion Solutions Corp. (I)(L)                                                               136,250       5,541,287
Intuit, Inc. (I)(L)                                                                            83,600       3,369,080
Mercury Interactive Corp. (I)(L)                                                              310,000      12,812,300
Parametric Technology Corp. (I)                                                               736,800       3,919,776

Communications Equipment 15.28%                                                                            48,015,550
Aeroflex, Inc. (I)                                                                            799,999       6,343,992
Cisco Systems, Inc. (I)                                                                       850,550      14,697,504
Comverse Technology, Inc. (I)                                                                 160,000       3,646,400
Motorola, Inc.                                                                                290,000       4,448,600
Newport Technologies, Inc. (I)(K)                                                             160,000          40,000
Primus Telecommunications Group, Inc. (I)                                                      67,620         102,106
QUALCOMM, Inc.                                                                                193,600       6,754,704
Tekelec (I)                                                                                   880,400      11,982,244

See notes to
financial statements.


10


FINANCIAL STATEMENTS


Issuer                                                                                         Shares           Value
Computer Hardware 12.14%                                                                                  $38,149,768
Brocade Communications Systems, Inc. (I)(L)                                                   777,700       3,390,772
Business Objects S.A., American Depositary Receipt (ADR) (France) (I)(L)                      353,730       9,129,771
Dell, Inc. (I)                                                                                139,050       4,843,111
Hewlett-Packard Co.                                                                           380,000       7,778,600
International Business Machines Corp.                                                         170,300      13,007,514

Computer Storage & Peripherals 7.19%                                                                       22,584,519
EMC Corp. (I)                                                                               1,000,300      13,123,936
Lexmark International, Inc. (Class A) (I)                                                      92,050       6,392,873
Seagate Technology (Cayman Islands) (I)                                                       174,500       3,067,710

Data Processing & Outsourced Services 3.53%                                                                11,086,852
eFunds Corp. (I)                                                                              188,200       4,114,052
First Data Corp.                                                                              183,350       6,972,800

Electronic Manufacturing Services 0.05%                                                                       152,586
Silicon Genesis Corp. (I)(K)                                                                  143,678         152,586

Health Care Equipment 0.01%                                                                                    49,180
SerOptix (I)(K)                                                                               491,800          49,180

Internet Retail 1.54%                                                                                       4,854,690
eBay, Inc. (I)(L)                                                                             153,000       4,854,690

Internet Software & Services 8.90%                                                                         27,959,164
Digital Insight Corp. (I)                                                                     653,500      13,115,745
Epicor Software Corp. (I)                                                                     216,100       2,379,261
First Internet Bank of Indiana (K)                                                             14,369         718,450
Openwave Systems, Inc. (I)                                                                    466,250       6,243,088
Yahoo!, Inc. (I)(L)                                                                           159,450       5,502,620

IT Consulting & Other Services 0.00%                                                                           10,490
Gomez, Inc. (I)(K)                                                                              3,278          10,490

Semiconductor Equipment 5.99%                                                                              18,826,025
Applied Materials, Inc. (L)                                                                   943,500      14,029,845
ASML Holding N.V. (NY Reg Shares) (Netherlands) (I)                                           103,450       1,498,990
KLA-Tencor Corp. (I)(L)                                                                        84,500       3,297,190

Semiconductors 12.61%                                                                                      39,616,475
Altera Corp. (I)(L)                                                                           200,000       4,146,000
Analog Devices, Inc. (L)                                                                      100,000       3,411,000
Intel Corp.                                                                                   499,200      11,741,184
Power Integrations, Inc. (I)(L)                                                               276,550       6,014,963
Texas Instruments, Inc. (L)                                                                   573,050      14,303,328

See notes to
financial statements.


11


FINANCIAL STATEMENTS


Issuer                                                                                         Shares           Value
Systems Software 13.87%                                                                                   $43,587,641
Macrovision Corp. (I)                                                                         584,800      11,959,160
Microsoft Corp.                                                                               550,000      13,915,000
Oracle Corp. (I)                                                                            1,116,500      12,906,740
Symantec Corp. (I)                                                                            255,950       4,806,741

Wireless Telecommunication Service 4.16%                                                                   13,068,112
Crown Castle International Corp. (I)(L)                                                       270,000       4,355,100
Globecomm Systems, Inc. (I)(K)                                                                200,000       1,148,000

Nokia Corp. (Finland)                                                                         473,405       7,565,012


                                                                                 Credit
Issuer                                                                           rating        Shares           Value
Preferred stocks 0.10%                                                                                       $310,000
(Cost $2,470,655)

Health Care Equipment 0.10%                                                                                   300,000
SerOptix, Ser A (G)(I)(K)                                                        CC-          500,000         150,000
SerOptix, Ser B (G)(I)(K)                                                        CC-          500,000         150,000

Telecommunication Services 0.00%                                                                               10,000
Convergent Networks, Inc., Ser D, Conv (G)(I)(K)                                 CCC          100,000          10,000


Issuer                                                                                         Shares           Value
Warrants 0.01%                                                                                                $24,000
(Cost $0)

Wireless Telecommunication Services 0.01%                                                                      24,000
Globecomm Systems, Inc. (I)(K)                                                                100,000          24,000

                                                                                 Interest   Par value
Issuer, description, maturity date                                               rate           (000)           Value
Short-term investments 27.71%                                                                             $87,090,292
(Cost $87,090,292)

Joint Repurchase Agreement 0.75%                                                                            2,377,000
Investment in a joint repurchase agreement
transaction with Bank of America Corp. --
Dated 04-29-05 due 05-2-05 (secured by U.S.
Treasury STRIPS due 11-15-10 thru 08-15-25)                                      2.85%         $2,377       2,377,000

See notes to
financial statements.


12


FINANCIAL STATEMENTS


Issuer                                                                                         Shares           Value
Cash Equivalents 26.96%                                                                                   $84,713,292
AIM Cash Investment Trust (T)                                                              84,713,292      84,713,292

Total investments 127.29%                                                                                $400,000,375

Other assets and liabilities, net (27.29%)                                                               ($85,765,876)

Total net assets 100.00%                                                                                 $314,234,499


(B) This security is fair valued in good faith under procedures established by the Board of Trustees.

(G) Security rated internally by John Hancock Advisers, LLC.

(H) Non-income-producing issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.

(I) Non-income-producing security.

(K) Direct placement securities are restricted to resale. They have been fair valued in accordance with procedures approved by the Trustees after consideration of restrictions as to resale, financial condition and prospects of the issuer, general market conditions and pertinent information in accordance with the Fund's by-laws and the Investment Company Act of 1940, as amended. The Fund has limited rights to registration under the Securities Act of 1933 with respect to these restricted securities.

    Additional information on these securities is as follows:



                                                                                          Value as a
                                                                                          percentage
                                                           Acquisition    Acquisition      of Fund's      Value as of
Issuer, description                                               date           cost     net assets   April 30, 2005
---------------------------------------------------------------------------------------------------------------------
Commercialware, Inc.
common stock                                                  08-06-99     $1,000,000           0.00%          $3,300
Convergent Networks, Inc.
preferred stock                                               09-22-00      1,303,988           0.00           10,000
First Internet Bank of Indiana
common stock                                                  02-07-00        999,939           0.23          718,450
Globecomm Systems, Inc.
common stock                                                  12-31-03        900,000           0.36        1,148,000
warrant                                                       12-31-03              0           0.01           24,000
Gomez, Inc.
bond                                                          07-23-01         56,084           0.02           56,084
common stock                                                  09-10-02      2,177,612           0.00           10,490
Newpoint Technologies, Inc.
common stock                                                  03-24-98        480,000           0.01           40,000
SerOptix
common stock                                                  01-12-98             50           0.02           49,180
preferred stock, Ser A                                        01-12-98        500,000           0.05          150,000
preferred stock, Ser B                                        04-05-00        666,667           0.05          150,000

See notes to
financial statements.


13


FINANCIAL STATEMENTS

Direct Placement Securities (continued)

                                                                                          Value as a
                                                                                          percentage
                                                           Acquisition    Acquisition      of Fund's      Value as of
Issuer, description                                               date           cost     net assets   April 30, 2005
---------------------------------------------------------------------------------------------------------------------
Silicon Genesis Corp.
common stock                                                  09-05-00     $2,999,997           0.05%      $152,586

Total                                                                                           0.80%    $2,512,090



(L) All or a portion of this security is on loan as of April 30, 2005.

(T) Represents investment of securities lending collateral. Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

    The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to
financial statements.

FINANCIAL STATEMENTS

ASSETS AND
LIABILITIES

April 30, 2005
(unaudited)

This Statement
of Assets and
Liabilities is the
Fund's balance
sheet. It shows
the value of
what the Fund
owns, is due
and owes. You'll
also find the net
asset value and
the maximum
offering price
per share.

Assets
Investments, at value (cost $366,283,346)
including $83,053,237 of securities loaned                       $400,000,375
Cash                                                                    4,979
Receivable for investments sold                                        25,000
Receivable for shares sold                                            100,285
Dividends and interest receivable                                      46,016
Other assets                                                          119,891

Total assets                                                      400,296,546

Liabilities
Payable for shares repurchased                                        811,317
Payable upon receipt of securities loaned                          84,713,292
Payable to affiliates
Management fees                                                       115,396
Distribution and service fees                                          16,718
Other                                                                 185,753
Other payables and accrued expenses                                   219,571

Total liabilities                                                  86,062,047

Net assets
Capital paid-in                                                 1,551,838,953
Accumulated net realized loss on investments                   (1,269,611,430)
Net unrealized appreciation of investments                         33,717,029
Accumulated net investment loss                                    (1,710,053)

Net assets                                                       $314,234,499

Net asset value per share
Based on net asset values and shares outstanding --
the Fund has an unlimited number of shares
authorized with no par value
Class A ($193,004,831 [DIV] 61,689,215 shares)                          $3.13
Class B ($106,378,930 [DIV] 37,216,884 shares)                          $2.86
Class C ($14,842,017 [DIV] 5,190,471 shares)                            $2.86
Class I ($8,721 [DIV] 2,581 shares)                                     $3.38

Maximum offering price per share
Class A 1 ($3.13 [DIV] 95%)                                             $3.29

1 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to
financial statements.

FINANCIAL STATEMENTS

OPERATIONS

For the period ended
April 30, 2005
(unaudited) 1

This Statement
of Operations
summarizes the
Fund's investment
income earned and
expenses incurred
in operating the
Fund. It also shows
net gains (losses)
for the period
stated.

Investment income
Dividends (net of foreign withholding taxes of $31,061)            $2,128,432
Interest                                                              109,538
Securities lending                                                     97,333

Total investment income                                             2,335,303

Expenses
Investment management fees                                          1,440,714
Class A distribution and service fees                                 331,475
Class B distribution and service fees                                 662,284
Class C distribution and service fees                                  87,587
Class A, B and C transfer agent fees                                1,298,351
Class I transfer agent fees                                                 2
Printing                                                              101,056
Accounting and legal services fees                                     39,369
Custodian fees                                                         33,438
Miscellaneous                                                          30,615
Professional fees                                                      25,721
Trustees' fees                                                          9,589
Registration and filing fees                                            5,781
Securities lending fees                                                 4,754
Interest                                                                  221

Total expenses                                                      4,070,957
Less expense reductions                                               (95,575)

Net expenses                                                        3,975,382

Net investment loss                                                (1,640,079)

Realized and unrealized gain (loss)

Net realized loss on investments                                   (6,876,797)
Change in net unrealized appreciation
(depreciation) of investments                                       1,030,078

Net realized and unrealized loss                                   (5,846,719)

Decrease in net assets from operations                            ($7,486,798)

1 Semiannual period from 11-1-04 through 4-30-05.

See notes to
financial statements.

FINANCIAL STATEMENTS

CHANGES IN
NET ASSETS

These Statements
of Changes in Net
Assets show how
the value of the
Fund's net assets
has changed
during the last
two periods. The
difference reflects
earnings less
expenses, any
investment
gains and losses,
distributions, if
any, paid to
shareholders and
the net of Fund
share transactions.
                                                           Year        Period
                                                          ended         ended
                                                       10-31-04       4-30-05 1
Increase (decrease) in net assets
From operations

Net investment loss                                 ($9,210,960)  ($1,640,079)
Net realized loss                                   (86,800,718)   (6,876,797)
Change in net unrealized
appreciation (depreciation)                          12,995,410     1,030,078

Decrease in net assets resulting
from operations                                     (83,016,268)   (7,486,798)
From Fund share transactions                        (68,959,686)  (62,833,384)

Net assets
Beginning of period                                 536,530,635   384,554,681

End of period 2                                    $384,554,681  $314,234,499


1 Semiannual period from 11-1-04 through 4-30-05. Unaudited.

2 Includes accumulated net investment loss of $69,974 and $1,710,053, respectively.

See notes to
financial statements.

FINANCIAL HIGHLIGHTS

FINANCIAL
HIGHLIGHTS

CLASS A SHARES

The Financial Highlights show how the Fund's net asset value for a share has changed since the end of the previous period.


Period ended                                10-31-00 1   10-31-01 1   10-31-02 1   10-31-03   10-31-04   4-30-05 2
Per share operating performance
Net asset value,
beginning of period                           $10.03       $12.02        $4.20        $2.40      $3.85     $3.23
Net investment loss 3                          (0.10)       (0.07)       (0.06)       (0.06)     (0.06)    (0.01)
Net realized and unrealized
gain (loss) on investments                      5.12        (7.53)       (1.74)        1.51      (0.56)    (0.09)
Total from
investment operations                           5.02        (7.60)       (1.80)        1.45      (0.62)    (0.10)
Less distributions
From net realized gain                         (3.03)       (0.22)          --           --         --        --
Net asset value, end of period                $12.02        $4.20        $2.40        $3.85      $3.23     $3.13
Total return 4 (%)                             25.37       (64.35)      (42.86)       60.42 5   (16.10) 5  (3.10) 5,6

Ratios and supplemental data
Net assets, end of period
(in millions)                                   $971         $343         $175         $284       $224      $193
Ratio of expenses
to average net assets (%)                       1.28         1.52         1.98         2.38       1.90      1.86 7
Ratio of adjusted expenses
to average net assets 8 (%)                       --           --           --         2.39       1.92      1.91 7
Ratio of net investment loss
to average net assets (%)                      (0.69)       (0.97)       (1.63)       (2.09)     (1.68)    (0.62) 7
Portfolio turnover (%)                            41           47           28           42         34        57

See notes to
financial statements.

FINANCIAL HIGHLIGHTS

CLASS B SHARES


Period ended                                10-31-00 1   10-31-01 1   10-31-02 1   10-31-03   10-31-04   4-30-05 2
Per share operating performance
Net asset value,
beginning of period                            $9.55       $11.34        $3.93        $2.23      $3.55     $2.96
Net investment loss 3                          (0.19)       (0.11)       (0.08)       (0.08)     (0.08)    (0.02)
Net realized and unrealized
gain (loss) on investments                      5.01        (7.08)       (1.62)        1.40      (0.51)    (0.08)
Total from
investment operations                           4.82        (7.19)       (1.70)        1.32      (0.59)    (0.10)
Less distributions
From net realized gain                         (3.03)       (0.22)          --           --         --        --
Net asset value, end of period                $11.34        $3.93        $2.23        $3.55      $2.96     $2.86
Total return 4 (%)                             24.49       (64.60)      (43.26)       59.19 5   (16.62) 5  (3.38) 5,6

Ratios and supplemental data
Net assets, end of period
(in millions)                                 $1,291         $372         $162         $226       $143      $106
Ratio of expenses
to average net assets (%)                       1.98         2.19         2.66         3.09       2.59      2.56 7
Ratio of adjusted expenses
to average net assets 8 (%)                       --           --           --         3.10       2.61      2.61 7
Ratio of net investment
loss to average net assets (%)                 (1.39)       (1.63)       (2.30)       (2.79)     (2.34)    (1.27) 7
Portfolio turnover (%)                            41           47           28           42         34        57

See notes to
financial statements.

FINANCIAL HIGHLIGHTS

CLASS C SHARES


Period ended                                10-31-00 1   10-31-01 1   10-31-02 1   10-31-03   10-31-04   4-30-05 2
Per share operating performance
Net asset value,
beginning of period                            $9.55       $11.34        $3.93        $2.23      $3.55     $2.96
Net investment loss 3                          (0.19)       (0.11)       (0.08)       (0.08)     (0.08)    (0.02)
Net realized and unrealized
gain (loss) on investments                      5.01        (7.08)       (1.62)        1.40      (0.51)    (0.08)
Total from
investment operations                           4.82        (7.19)       (1.70)        1.32      (0.59)    (0.10)
Less distributions
From net realized gain                         (3.03)       (0.22)          --           --         --        --
Net asset value, end of period                $11.34        $3.93        $2.23        $3.55      $2.96     $2.86
Total return 4 (%)                             24.49       (64.60)      (43.26)       59.19 5   (16.62) 5  (3.38) 5,6

Ratios and supplemental data
Net assets, end of period
(in millions)                                   $101          $36          $17          $27        $18       $15
Ratio of expenses
to average net assets (%)                       1.99         2.22         2.68         3.08       2.59      2.56 7
Ratio of adjusted expenses
to average net assets 8 (%)                       --           --           --         3.09       2.61      2.61 7
Ratio of net investment loss
to average net assets (%)                      (1.40)       (1.67)       (2.32)       (2.79)     (2.35)    (1.31) 7
Portfolio turnover (%)                            41           47           28           42         34        57

See notes to
financial statements.

FINANCIAL HIGHLIGHTS

CLASS I SHARES


Period ended                                10-31-01 1,9   10-31-02 1   10-31-03   10-31-04   4-30-05 2
Per share operating performance
Net asset value,
beginning of period                            $6.95          $4.23        $2.44      $4.10     $3.47
Net investment income (loss) 3                 (0.02)         (0.02)       (0.02)     (0.03)       -- 10
Net realized and unrealized
gain (loss) on investments                     (2.70)         (1.77)        1.68      (0.60)    (0.09)
Total from
investment operations                          (2.72)         (1.79)        1.66      (0.63)    (0.09)
Net asset value, end of period                 $4.23          $2.44        $4.10      $3.47     $3.38
Total return 4 (%)                            (39.14) 6      (43.32)       68.03 5   (15.37)    (2.59) 6

Ratios and supplemental data
Net assets, end of period
(in millions)                                     $3             $2           -- 11      -- 11     -- 11
Ratio of expenses
to average net assets (%)                       0.87 7         0.90         0.94       0.95      0.96 7
Ratio of adjusted expenses
to average net assets 8 (%)                       --             --         0.95         --        --
Ratio of net investment income
(loss) to average net assets (%)               (0.50) 7       (0.54)       (0.65)     (0.74)     0.24 7
Portfolio turnover (%)                            47             28           42         34        57

1 Audited by previous auditor.

2 Semiannual period from 11-1-04 through 4-30-05. Unaudited.

3 Based on the average of the shares outstanding.

4 Assumes dividend reinvestment and does not reflect the effect of sales charges.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Not annualized.

7 Annualized.

8 Does not take into consideration expense reductions during the periods shown.

9 Class I shares began operations on 3-1-01.

10 Less than $0.01 per share.

11 Less than $500,000.

See notes to
financial statements.

NOTES TO
STATEMENTS

Unaudited

Note A
Accounting policies

John Hancock Technology Fund (the "Fund") is a diversified series of John Hancock Series Trust, an open-end management investment company registered under the Investment Company Act of 1940. The investment objective of the Fund is to achieve long-term growth of capital.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B, Class C and Class I shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Significant accounting policies
of the Fund are as follows:

Valuation of investments

Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments which have a remaining maturity of 60 days or less may be valued at amortized cost, which approximates market value. Investments in AIM Cash Investment Trust are valued at their net asset value each business day.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the "Adviser"), a wholly owned subsidiary of John Hancock Financial Services, Inc., may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Discount and premium
on securities

The Fund accretes discount and amortizes premium from par value on securities from either the date of issue or the date of purchase over the life of the security.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, and transfer agent fees for Class I shares, are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate, with other funds managed by the Adviser, in an unsecured line of credit with banks, which permits borrowings of up to $250 million, collectively. Interest is charged to each fund based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit, and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the period ended April 30, 2005.

Options

The Fund may enter into option contracts. Listed options will be valued at the last quoted sales price on the exchange on which they are primarily traded. Over-the-counter options are valued at the mean between the last bid and asked prices. Upon the writing of a call or put option, an amount equal to the premium received by the Fund will be included in the Fund's Statement of Assets and Liabilities as an asset and corresponding liability. The amount of the liability will be subsequently marked to market to reflect the current market value of the written option.

The Fund may use option contracts to manage its exposure to the price volatility of financial instruments. Writing puts and buying calls will tend to increase the Fund's exposure to the underlying instrument, and buying puts and writing calls will tend to decrease the Fund's exposure to the underlying instrument, or hedge other Fund investments.

The maximum exposure to loss for any purchased options will be limited to the premium initially paid for the option. In all other cases, the face (or "notional") amount of each contract at value will reflect the maximum exposure of the Fund in these contracts, but the actual exposure will be limited to the change in value of the contract over the period the contract remains open.

Risks may also arise if counterparties do not perform under the contract's terms ("credit risk") or if the Fund is unable to offset a contract with a counterparty on a timely basis ("liquidity risk"). Exchange-traded options have minimal credit risk as the exchanges act as counterparties to each transaction, and only present liquidity risk in highly unusual market conditions. To minimize credit and liquidity risks in over-the-counter option contracts, the Fund continuously monitors the creditworthiness of all its counterparties.

At any particular time, except for purchased options, market or credit risk may involve amounts in excess of those reflected in the Fund's Statement of Assets and Liabilities.

The Fund had no outstanding written options open on April 30, 2005.

Written options for the period ended April 30, 2005, were as follows:

                                      NUMBER OF CONTRACTS     PREMIUMS RECEIVED
-------------------------------------------------------------------------------
Outstanding, beginning of period                       --                   $--
Options written                                       400                33,399
Options exercised                                    (400)              (33,399)

Outstanding, end of period                             --                   $--


Securities lending

The Fund may lend securities to certain qualified brokers who pay the Fund negotiated lender fees. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral, should the borrower of the securities fail financially. At April 30, 2005, the Fund loaned securities having a market value of $83,053,237 collateralized by cash in the amount of $84,713,292. The cash collateral was invested in a short-term instrument. Securities lending expenses are paid by the Fund to the Adviser.

Federal income taxes

The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $1,262,522,927 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The loss carryforward expires as follows: October 31, 2009 -- $575,084,448, October 31, 2010 -- $411,487,210, October 31, 2011 -- $189,151,147 and October 31,
2012 -- $86,800,122.

Dividends, interest
and distributions

Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. The Fund may place a security on non-accrual status and reduce related investment income by ceasing current accruals or writing off interest, or dividends receivable, when the collection of income has become doubtful. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

Note B
Management fee and
transactions with
affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.85% of the first $100,000,000 of the Fund's average daily net asset value, (b) 0.75% of the next $700,000,000 and (c) 0.70% of the Fund's average daily net asset value in excess of $800,000,000. The Adviser had a subadvisory agreement with American Fund Advisors, Inc. The sub advisory agreement was terminated as of March 18, 2005. The Fund was not responsible for payment of the subadvisory fees.

The Fund has Distribution Plans with John Hancock Funds, LLC ("JH Funds"), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C, pursuant to Rule 12b-1 under the Investment Company Act of 1940, to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30% of Class A average daily net asset value and 1.00% of Class B and Class C average daily net asset value. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

Class A shares are assessed up-front sales charges. During the period ended April 30, 2005, JH Funds received net up-front sales charges of $82,899 with regard to sales of Class A shares. Of this amount, $9,075 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $56,303 was paid as sales commissions to unrelated broker-dealers and $17,521 paid as sales commissions to sales personnel of Signator Investors, Inc. ("Signator Investors"), a related broker-dealer. The Adviser's indirect parent, John Hancock Life Insurance Company ("JHLICo"), is the indirect sole shareholder of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge ("CDSC") at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used, in whole or in part, to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended April 30, 2005, CDSCs received by JH Funds amounted to $228,574 for Class B shares and $3,519 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. ("Signature Services"), an indirect subsidiary of JHLICo. For Class A, Class B and Class C shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of each class's average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value. For Class I shares the Fund pays a monthly transfer agent fee at a total annual rate of 0.05% of Class I average daily net asset value. Signature Services agreed to voluntarily reduce the Fund's asset-based portion of the transfer agent fee if the total transfer agent fee exceeds the Lipper, Inc. median transfer agency fee for comparable mutual funds by 0.05%. Accordingly, the transfer agent expense for Class A, Class B and Class C shares was reduced by $95,575 for the period ended April 30, 2005. Signature Services reserves the right to terminate this limitation at any time.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the period amounted to $39,369. The Fund also paid the Adviser the amount of $253 for certain publishing services, included in the printing fees.

The Adviser and other subsidiaries of JHLICo owned 2,571Class I shares of beneficial interest of the Fund on April 30, 2005.

Mr. James A. Shepherdson is a director and officer of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Note C
Fund share transactions

This listing illustrates the number of Fund shares sold and repurchased during the last two periods, along with the corresponding dollar value.




                                  Year ended 10-31-04                       Period ended 4-30-05 1
                         Shares                Amount               Shares                Amount
Class A shares
Sold                 19,963,250           $72,620,887            6,727,555           $22,702,895
Repurchased         (24,424,674)          (87,183,294)         (14,352,230)          (48,767,516)
Net decrease         (4,461,424)         ($14,562,407)          (7,624,675)         ($26,064,621)

Class B shares
Sold                  8,207,346           $26,024,272            1,415,468            $4,393,852
Repurchased         (23,690,411)          (76,089,557)         (12,391,215)          (38,371,873)
Net decrease        (15,483,065)         ($50,065,285)         (10,975,747)         ($33,978,021)

Class C shares
Sold                  1,136,863            $3,782,333              424,132            $1,321,885
Repurchased          (2,504,970)           (8,114,327)          (1,326,146)           (4,112,666)
Net decrease         (1,368,107)          ($4,331,994)            (902,014)          ($2,790,781)

Class I shares
Sold                         --                    --                   10                   $39
Net increase                 --                    --                   10                   $39

Net decrease        (21,312,596)         ($68,959,686)         (19,502,426)         ($62,833,384)


1 Semiannual period from 11-1-04 through 4-30-05. Unaudited.

Note D
Investment
transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended April 30, 2005, aggregated $207,780,038 and $256,694,646, respectively.

The cost of investments owned on April 30, 2005, including short-term investments, for federal income tax purposes, was $366,318,806. Gross unrealized appreciation and depreciation of investments aggregated $58,659,426 and $24,977,857, respectively, resulting in net unrealized appreciation of $33,681,569. The difference between book basis and tax basis net unrealized appreciation of investments is attributable primarily to the tax deferral of losses on certain sales of securities.

Note E
Shareholder meeting

On December 1, 2004, a Special Meeting of shareholders of the Fund was held to elect nine Trustees effective January 1, 2005.

Proxies covering 95,795,764 shares of beneficial interest were voted at the meeting.

The shareholders elected the following Trustees to serve until their respective successors are duly elected and qualified, with the votes tabulated as follows:

                                                       WITHHELD
                                         FOR          AUTHORITY
-----------------------------------------------------------------------
James F. Carlin                   93,325,907          2,469,857
Richard P. Chapman, Jr.           93,215,017          2,580,747
William H. Cunningham             93,295,720          2,500,044
Ronald R. Dion                    93,357,783          2,437,981
Charles L. Ladner                 93,227,363          2,568,401
Dr. John A. Moore                 93,245,490          2,550,274
Patti McGill Peterson             93,296,056          2,499,708
Steven R. Pruchansky              93,347,228          2,448,536
James A. Shepherdson              93,319,481          2,476,283

OUR FAMILY
OF FUNDS

--------------------------------------------------------
Equity                Balanced Fund
                      Classic Value Fund
                      Core Equity Fund
                      Focused Equity Fund
                      Greater China Opportunities Fund
                      Growth Trends Fund
                      International Fund
                      Large Cap Equity Fund
                      Large Cap Select Fund
                      Mid Cap Growth Fund
                      Multi Cap Growth Fund
                      Small Cap Fund
                      Small Cap Equity Fund
                      Small Cap Growth Fund
                      Sovereign Investors Fund
                      U.S. Global Leaders Growth Fund

--------------------------------------------------------
Sector                Financial Industries Fund
                      Health Sciences Fund
                      Real Estate Fund
                      Regional Bank Fund
                      Technology Fund

--------------------------------------------------------
Income                Bond Fund
                      Government Income Fund
                      High Income Fund
                      High Yield Fund
                      Investment Grade Bond Fund
                      Strategic Income Fund

--------------------------------------------------------
Tax-Free Income       California Tax-Free Income Fund
                      High Yield Municipal Bond Fund
                      Massachusetts Tax-Free Income Fund
                      New York Tax-Free Income Fund
                      Tax-Free Bond Fund

--------------------------------------------------------
Money Market          Money Market Fund
                      U.S. Government Cash Reserve

A fund's investment objectives, risks, charges and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, call your financial professional, call John Hancock Funds at 1-800-225-5291 or visit our Web site at www.jhfunds.com. Please read the prospectus carefully before investing or sending money.

For more information

The Fund's proxy voting policies, procedures and records are available without charge, upon request:

By phone            On the Fund's Web site        On the SEC's Web site

1-800-225-5291      www.jhfunds.com/proxy         www.sec.gov

Trustees

Charles L. Ladner, Chairman*
James F. Carlin
Richard P. Chapman, Jr.*
William H. Cunningham
Ronald R. Dion
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky
James A. Shepherdson
Lt. Gen. Norman H. Smith,
USMC (Ret.)

*Members of the Audit Committee

Officers

James A. Shepherdson
President and
Chief Executive Officer

William H. King
Vice President and Treasurer

Investment adviser

John Hancock Advisers, LLC
101 Huntington Avenue
Boston, MA 02199-7603

Principal distributor

John Hancock Funds, LLC
101 Huntington Avenue
Boston, MA 02199-7603

Custodian

The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent

John Hancock Signature
Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Legal counsel

Wilmer Cutler Pickering
Hale and Dorr LLP
60 State Street
Boston, MA 02109-1803

The Fund's investment objective, risks, charges and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, call your financial professional, call John Hancock Funds at 1-800-225-5291, or visit the Fund's Web site at www.jhfunds.com. Please read the prospectus carefully before investing or sending money.

How to contact us

Internet  www.jhfunds.com

Mail       Regular mail:                           Express mail:
           John Hancock                            John Hancock
           Signature Services, Inc.                Signature Services, Inc.
           1 John Hancock Way, Suite 1000          Mutual Fund Image Operations
           Boston, MA 02217-1000                   529 Main Street
                                                   Charlestown, MA 02129

Phone      Customer service representatives        1-800-225-5291
           24-hour automated information           1-800-338-8080
           TDD line                                1-800-554-6713

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the Securities and Exchange Commission's Web site, www.sec.gov.

[A 1 1/2" x 1/2" John Hancock (Signature) logo in upper left hand corner. A tag line below reads "JOHN HANCOCK FUNDS."]

1-800-225-5291
1-800-554-6713 (TDD)
1-800-338-8080 EASI-Line

www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of
the shareholders of John Hancock
Technology Fund.


830SA 4/05
      6/05

ITEM 2.  CODE OF ETHICS.

As of the end of the period, April 30, 2005, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the "Senior Financial Officers"). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

The code of ethics was amended effective February 1, 2005 to address new Rule 204A-1 under the Investment Advisers Act of 1940 and to make other related changes.

The most significant amendments were:

(a) Broadening of the General Principles of the code to cover compliance with all federal securities laws.

(b) Eliminating the interim requirements (since the first quarter of 2004) for access persons to preclear their personal trades of John Hancock mutual funds. This was replaced by post-trade reporting and a 30 day hold requirement for all employees.

(c) A new requirement for "heightened preclearance" with investment supervisors by any access person trading in a personal position worth $100,000 or more.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend
nominees to the registrant's Board of Trustees.   A copy of the procedures
is filed as an exhibit to this Form

N-CSR. See attached "John Hancock Funds - Administration Committee Charter" and "John Hancock Funds - Governance Committee Charter".

ITEM 11.  CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)(1) Code of Ethics for Senior Financial Officers is attached.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached "John Hancock Funds - Administration Committee Charter" and "John Hancock Funds - Governance Committee Charter".

(c)(2) Contact person at the registrant.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Series Trust


By:
    ------------------------------
    James A. Shepherdson
    President and Chief Executive Officer

Date:    June 30, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:
    ------------------------------
    James A. Shepherdson
    President and Chief Executive Officer

Date:    June 30, 2005


By:
    ------------------------------
    William H. King
    Vice President and Treasurer

Date:    June 30, 2005